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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 3/31/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS


GE Institutional Funds


Semi-Annual Report

MARCH 31, 2005

[GE logo omitted]

GE Institutional Funds
--------------------------------------------------------------------------------

Table of Contents

FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund ..................................................................................................   1

     S&P 500 Index Fund ................................................................................................   6

     Value Equity Fund .................................................................................................  15

     Small-Cap Value Equity Fund .......................................................................................  21

     International Equity Fund .........................................................................................  27

     Premier Growth Equity Fund ........................................................................................  34

     Strategic Investment Fund .........................................................................................  38

     Income Fund .......................................................................................................  50

     Money Market Fund .................................................................................................  64

NOTES TO PERFORMANCE ...................................................................................................  68

NOTES TO SCHEDULES OF INVESTMENTS ......................................................................................  69

FINANCIAL STATEMENTS

     Financial Highlights ..............................................................................................  70

     Notes to Financial Highlights .....................................................................................  77

     Statements of Assets and Liabilities ..............................................................................  78

     Statements of Operations ..........................................................................................  80

     Statements of Changes in Net Assets ...............................................................................  82

     Notes to Financial Statements .....................................................................................  86

ADDITIONAL INFORMATION .................................................................................................  97

INVESTMENT TEAM ........................................................................................................ 100



This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus.

U.S. Equity Fund
--------------------------------------------------------------------------------

Q&A


DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE INSTITUTIONAL U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD
    ENDED MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional U.S. Equity Fund returned 6.43% for Investment Class shares and 6.27% for Service Class shares. The S&P 500 Index, the benchmark, advanced 6.88% and the Fund's Lipper Peer group of 936 Large-Cap Core Funds returned an average of 6.22% for the same period.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD
    ENDED MARCH 31, 2005?
A. The market strengthened after the election in late 2004, but then declined modestly in the first quarter of 2005. With oil prices staying over $50 a barrel, investors were worried about a slowing economy. Energy was the best performing sector in the period, returning 23% for the S&P 500 Index, the Fund's benchmark.
    Investments in the Information Technology, Financials, and Consumer Staples sectors were the primary drivers of underperformance over the period. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance versus its benchmark.

Q.  WHICH PARTICULAR STOCKS/SECTORS SIGNIFICANTLY
    CONTRIBUTED TO FUND PERFORMANCE?
A. The Energy sector contributed most to performance overall, particularly oil and gas stocks, with Encana (+53%), Burlington Resources (+23%), and Exxon Mobil (+25%) advancing over the period. Within Healthcare, pharmaceutical company Johnson & Johnson (+19%) was one of several positive contributors from this industry. A position in Lincare Holdings (+49%), also in the Healthcare sector, helped the portfolio's return versus the benchmark.

    In Consumer Staples, an underweight in Tobacco stocks, including Altria (+42%), drove underperformance versus the benchmark. Although our allocation to Healthcare helped performance versus the benchmark, overweight in Pfizer (-13%) detracted from the portfolio. Information Technology names First Data (-9%) and Molex (-10%) detracted from performance as the benchmark sector rose 16%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE
    DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. The U.S. presidential election was a key event during the first half of the period, and it gave way to a post-election rally that drove stock prices up 9% by the end of 2004. However, oil prices hit historical highs during the six-month period, dampening the economy, and fueling investor concerns about the possibility of a recession should oil prices go higher. Despite the recent increases in short-term rates by the Federal Reserve, interest rates remain historically low and the indication is that inflation is under control. Corporate earnings continued to grow, but at a more muted pace than the last two years. Dividend growth has accelerated in the last two years, following the lowering of the dividend tax rate to 15%. The equity markets have responded favorably to the growth in corporate earnings and the increase in distributions from dividends.

[PHOTO OMITTED]
PICTURED TO THE RIGHT:
DAVID B. CARLSON

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,064.24                             1.95

     Service Class                   1,000.00                           1,062.60                             3.26
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.81                             1.88

     Service Class                   1,000.00                           1,021.59                             3.14
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.62% FOR SERVICE CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WERE AS
   FOLLOWS: 6.43% FOR INVESTMENT CLASS SHARES, AND 6.27% FOR SERVICE CLASS
   SHARES.

U.S. Equity Fund
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT


INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                          U.S. Equity Fund                    S&P 500
--------------------------------------------------------------------------------
11/25/97                      10,000.00                      10,000.00
3/98                          11,529.14                      11,588.04
9/98                          10,628.43                      10,787.78
3/99                          13,467.20                      13,736.24
9/99                          13,632.57                      13,787.49
3/00                          15,585.02                      16,232.04
9/00                          15,363.95                      15,613.45
3/01                          14,001.90                      12,684.93
9/01                          12,677.06                      11,451.14
3/02                          14,231.52                      12,711.00
9/02                          10,486.38                       9,104.81
3/03                          10,919.38                       9,564.02
9/03                          12,656.55                      11,330.01
3/04                          14,116.17                      12,925.13
9/04                          13,953.19                      12,901.95
3/05                          14,850.46                      13,790.04


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------


                         SIX             ONE          FIVE         SINCE
                        MONTHS          YEAR          YEAR       INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------------------
U.S. Equity Fund         6.43%          5.20%        -0.96%        5.53%        11/25/97
--------------------------------------------------------------------------------------------
S&P 500                  6.88%          6.69%        -3.21%        4.48%
--------------------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                        U.S. Equity Fund                      S&P 500
--------------------------------------------------------------------------------

1/3/01                        10,000.00                      10,000.00
3/01                           9,372.96                       8,815.97
6/01                           9,666.12                       9,331.41
9/01                           8,477.20                       7,958.49
12/01                          9,337.57                       8,808.80
3/02                           9,501.68                       8,834.09
6/02                           8,328.33                       7,650.05
9/02                           6,990.87                       6,327.80
12/02                          7,531.32                       6,861.89
3/03                           7,266.78                       6,646.95
6/03                           8,291.89                       7,670.12
9/03                           8,415.90                       7,874.30
12/03                          9,292.41                       8,833.18
3/04                           9,375.75                       8,982.90
6/04                           9,475.75                       9,137.11
9/04                           9,259.07                       8,966.79
12/04                         10,049.85                       9,794.44
3/05                           9,839.25                       9,584.01


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------


                         SIX            ONE          THREE         SINCE
                        MONTHS          YEAR          YEAR       INCEPTION*      COMMENCEMENT
----------------------------------------------------------------------------------------------
U.S. Equity Fund         6.27%          4.94%         1.17%        -0.38%        1/3/01
----------------------------------------------------------------------------------------------
S&P 500                  6.88%          6.69%         2.75%        -0.99%
----------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets primarily in equity securities of issuers that are tied economically to the U.S. under normal market conditions.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $440,308
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                           18.7%
Information Technology               15.2%
Healthcare                           12.9%
Consumer Discretionary               11.4%
Industrials                          11.0%
Consumer Staples                      9.9%
Energy                                8.9%
Materials                             3.3%
Telecommunication Services            3.0%
Utilities                             2.9%
Short-Term                            2.8%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.59%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             3.25%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          3.13%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.05%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.64%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.37%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     2.20%
--------------------------------------------------------------------------------
 First Data Corp.                                        2.15%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       2.08%
--------------------------------------------------------------------------------
 Vodafone Group PLC ADR                                  1.93%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

U.S. EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.9%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.6%

Cablevision Systems Corp.
  (Class A) ........................   7,523  $    211,020(a)
Carnival Corp. .....................  72,414     3,751,769
Comcast Corp. (Class A) ............   7,792       263,214(a)
Comcast Corp. (Class A) (Special) .. 228,452     7,630,297(a)
eBay Inc. ..........................  16,656       620,603(a)
Family Dollar Stores, Inc. .........  48,694     1,478,350
Liberty Media Corp. (Series A) ..... 765,620     7,939,479(a)
Liberty Media International, Inc.
   (Series A) ......................  39,483     1,726,986(a)
Lowe's Companies, Inc. .............  64,513     3,683,047
News Corp. (Class A) ...............  88,410     1,495,897
Omnicom Group ......................  30,099     2,664,364
Target Corp. ....................... 120,802     6,042,516
The Home Depot, Inc. ...............  97,047     3,711,077
Time Warner Inc. ................... 180,589     3,169,337(a)
Tribune Co. ........................  26,336     1,050,016
Viacom Inc. (Class B) .............. 142,263     4,955,020
                                                50,392,992

CONSUMER STAPLES -- 10.0%

Altria Group, Inc. .................   5,851       382,597
Anheuser-Busch Companies, Inc. .....  45,146     2,139,469
Avon Products, Inc. ................  16,064       689,788
Clorox Co. .........................  91,004     5,732,342
Colgate-Palmolive Co. ..............  90,978     4,746,322
Kellogg Co. ........................  60,910     2,635,576
Kimberly-Clark Corp. ...............  77,297     5,080,732
PepsiCo, Inc. ...................... 196,922    10,442,774
Procter & Gamble Co. ...............  56,434     2,991,002
Sara Lee Corp. ..................... 124,903     2,767,850
The Coca-Cola Co. ..................  28,216     1,175,761
Wal-Mart Stores, Inc. ..............  91,890     4,604,608
                                                43,388,821

ENERGY -- 9.0%

Amerada Hess Corp. .................   9,728       935,931
Burlington Resources Inc. .......... 105,911     5,302,964
ConocoPhillips Co. .................  23,354     2,518,495
EnCana Corp. .......................  32,948     2,320,198
Exxon Mobil Corp. .................. 264,858    15,785,537
Halliburton Co. ....................  33,858     1,464,359
Nabors Industries Ltd. .............  26,091     1,543,022(a)
Occidental Petroleum Corp. .........  38,377     2,731,291
Schlumberger Ltd. ..................  91,225     6,429,538
                                                 9,031,335

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.3%

AFLAC Incorporated .................  24,620  $    917,341
Allstate Corp. .....................  87,185     4,713,221
American International Group, Inc. . 122,191     6,770,603(h)
Bank of America Corp. .............. 167,904     7,404,566
Berkshire Hathaway Inc. (Class B) ..     576     1,645,056(a)
Chubb Corp. ........................  37,968     3,009,723
Citigroup Inc. ..................... 306,881    13,791,232(h)
Federal Home Loan
   Mortgage Corp. ..................  21,724     1,372,957
Federal National Mortgage Assoc. ... 121,841     6,634,242
HCC Insurance Holdings, Inc. .......  15,642       565,615
JPMorgan Chase & Co. ...............  48,153     1,666,094
Marsh & McLennan
   Companies, Inc. .................     508        15,453
MBNA Corp. ......................... 157,252     3,860,537
Mellon Financial Corp. ............. 116,427     3,322,827
Merrill Lynch & Co., Inc. ..........  42,360     2,397,576
Morgan Stanley .....................  63,959     3,661,653
Principal Financial Group ..........  60,366     2,323,487
Prudential Financial, Inc. .........  27,155     1,558,697
State Street Corp. ................. 153,093     6,693,226(e)
SunTrust Banks, Inc. ...............  20,627     1,486,588
The Hartford Financial Services
   Group, Inc. .....................   6,394       438,373
US Bancorp .........................  41,388     1,192,802
Wachovia Corp. .....................  38,017     1,935,445
Wells Fargo & Co. ..................  36,208     2,165,238
                                                79,542,552

HEALTHCARE -- 13.0%

Abbott Laboratories ................ 207,606     9,678,592
Amgen Inc. .........................  38,673     2,251,155(a)
Cardinal Health, Inc. ..............  21,362     1,192,000
GlaxoSmithKline PLC ADR ............  55,867     2,565,413
HCA Inc. ...........................  38,016     2,036,517
Johnson & Johnson .................. 136,515     9,168,347
Lincare Holdings Inc. ..............  58,692     2,595,947(a)
Medtronic Inc. .....................  13,034       664,082
Merck & Co., Inc. ..................  48,156     1,558,810
Pfizer Inc. ........................ 543,901    14,288,279
Smith & Nephew PLC ADR .............   6,495       305,395
UnitedHealth Group Incorporated ....  40,075     3,822,354
Wyeth .............................. 159,494     6,727,457
                                                56,854,348

INDUSTRIALS -- 8.4%

Burlington Northern Santa Fe Corp. .  46,648     2,515,727
Corinthian Colleges, Inc. ..........  27,840       437,645(a,j)
Danaher Corp. ......................  16,076       858,619(j)
Deere & Co. ........................  44,172     2,965,266
Dover Corp. ........................ 103,550     3,913,155
Eaton Corp. ........................  38,911     2,544,779
Emerson Electric Co. ...............  12,998       843,960


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

U.S. EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

General Dynamics Corp. .............  16,475  $  1,763,649
Northrop Grumman Corp. .............  64,266     3,469,079
Pitney Bowes Inc. ..................   5,431       245,047
Southwest Airlines Co. .............  94,138     1,340,525
3M Co. .............................  15,026     1,287,578
Tyco International Ltd. ............ 194,833     6,585,355
Union Pacific Corp. ................  17,379     1,211,316
United Technologies Corp. ..........  44,914     4,565,957
Waste Management, Inc. .............  73,736     2,127,284
 ...................................            36,674,941

INFORMATION TECHNOLOGY -- 15.4%

Analog Devices, Inc. ...............  95,351     3,445,985
Applied Materials, Inc. ............ 150,483     2,445,349(a)
Automatic Data Processing, Inc. ....  57,432     2,581,568
Certegy Inc. .......................  44,171     1,529,200
Checkfree Corp. ....................  13,386       545,613(a)
Cisco Systems, Inc. ................ 278,517     4,982,669(a)
Dell Inc. ..........................  93,441     3,590,003(a)
EMC Corp. .......................... 158,006     1,946,634(a)
First Data Corp. ................... 241,166     9,480,235
Intel Corp. ........................ 214,821     4,990,292
International Business
   Machines Corp. ..................  55,844     5,103,025
Intuit Inc. ........................  71,690     3,137,871(a)
Microsoft Corp. .................... 555,354    13,422,906
Molex Inc. (Class A) ............... 117,309     2,768,492(j)
Oracle Corp. ....................... 444,358     5,545,588(a)
Paychex, Inc. ......................  11,369       373,131
Unisys Corp. .......................  67,722       478,117(a)
Yahoo! Inc. ........................  24,693       837,093(a)
                                                67,203,771

MATERIALS -- 3.3%

Alcoa Inc. .........................  37,626     1,143,454
Barrick Gold Corp. .................  48,154     1,153,770(j)
Freeport-McMoRan Copper &
   Gold Inc. (Class B) .............  34,396     1,362,426
Monsanto Co. .......................  38,379     2,475,446
Newmont Mining Corp. ...............  54,280     2,293,330
Praxair, Inc. ......................  48,909     2,340,785
Rohm & Haas Co. ....................  30,099     1,444,752
Weyerhaeuser Co. ...................  34,397     2,356,195
                                                14,570,158

TELECOMMUNICATION SERVICES -- 3.0%

Sprint Corp. ....................... 100,666     2,290,152
Verizon Communications Inc. ........  67,721     2,404,096
Vodafone Group PLC ADR ............. 319,341     8,481,697(j)
                                                13,175,945

UTILITIES -- 2.9%

American Electric Power
   Company, Inc. ...................  48,907     1,665,772
Constellation Energy Group Inc. ....  12,247       633,264

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Dominion Resources, Inc. ...........  52,499  $  3,907,501
Entergy Corp. ......................  42,838     3,026,933
PG&E Corp. .........................  81,653     2,784,367(j)
PPL Corp. ..........................  10,862       586,439
                                                12,604,276

TOTAL COMMON STOCK
   (COST $379,121,584) .............           413,439,139


EXCHANGE TRADED FUNDS -- 3.3%

Financial Select Sector SPDR Fund ..    98,046   2,783,526
Industrial Select Sector SPDR Fund .   382,376  11,635,702

TOTAL EXCHANGE TRADED FUNDS
   (COST $12,942,821) ..............            14,419,228


TOTAL INVESTMENTS IN SECURITIES
   (COST $392,064,405) .............           427,858,367

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

GEI Short Term Investment Fund
2.70% .............................. 8,186,744     8,186,744(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 1.0%

State Street Navigator Security
   Lending Prime Portfolio
2.78% .............................. 4,262,917     4,262,917(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $12,449,661) ..............              12,449,661


TOTAL INVESTMENTS
   (COST $404,514,066) .............             440,308,028


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (1.1)% ....................              (4,559,479)
                                                ------------

NET ASSETS-- 100.0% ................            $435,748,549
                                                ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional U.S. Equity Fund had the following long futures contracts open at March 31, 2005:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL     UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE     DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures        June 2005      10     $2,959,750    $(58,124)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 Index Fund
--------------------------------------------------------------------------------

Q&A


SSGA FUNDS MANAGEMENT, INC. IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA IS A NEWLY FORMED ENTITY WHICH, AS A RESULT OF A CHANGE IN FEDERAL LAW, HAS SUCCEEDED THE REGISTERED INVESTMENT COMPANY ADVISORY BUSINESS OF STATE STREET GLOBAL ADVISORS IN MAY 2001.

THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY KARL SCHNEIDER. MR. SCHNEIDER IS A PRINCIPAL OF SSGA IN THE U.S. STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET GLOBAL ADVISORS IN 1996. BEFORE JOINING THE U.S. STRUCTURED PRODUCTS GROUP, MR. SCHNEIDER WORKED AS A PORTFOLIO MANAGER IN STATE STREET GLOBAL ADVISOR'S CURRENCY MANAGEMENT GROUP. PRIOR TO THIS, HE WAS AN ANALYST IN THE PROCESS ENGINEERING DIVISION WITHIN STATE STREET'S CUSTODY OPERATIONS. MR. SCHNEIDER HOLDS BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTERS OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE.

Q. HOW DID THE GE INSTITUTIONAL S&P 500 FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A.  For the six-month period ended March 31, 2005, the GE Institutional
    S&P 500 Index Fund returned 6.76% while the S&P 500 Index, the Fund's benchmark, advanced 6.88% and Lipper peer group of 176 S&P 500
    Index Objective Funds returned an average of 6.58% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?
A. A quick resolve to the US presidential election and relief from surging energy prices encouraged stocks in the fourth quarter of 2004 and led to the S&P 500 Index reaching a 3-year high. Record level crude oil prices and inflation fears have dampened enthusiasm in the beginning of 2005, however, as the S&P 500 Index has lost slightly more than 2% year-to-date.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED
    BY THE FUND IMPACTED PERFORMANCE?
A. We are utilizing a full replication strategy to manage the Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index.

    Cash is generally held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?
A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of March 31st, 2005, the four largest sectors in the S&P 500 Index were Financials (19.8%), Information Technology (15.1%), Health Care (13.0%), and Industrials (11.9%).

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?
A. The top five returning stocks for the last six months were Apple Computer (+115%), Valero Energy Corp (+83%), Monsanto Co (+77%), TXU Corp (+68%) and AES Corp (+63%). The bottom five returning stocks for the past six months were Delphi Corp (-50%), JDS Uniphase (-50%), Biogen Idec Inc (-43%), Marsh & McLennan (-32%) and Unisys Corp (-31%). The highest returning sectors for the last six months were Energy and Utilities, which earned 22% and 19%, respectively. The lowest returning sectors were Telecommunications Services (-1%) and Financials (0%).

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE FIRST QUARTER AND WHY?
A. For the first quarter of 2005, there were three changes announced by Standard & Poors that impacted the Fund. The additions to the S&P 500 Index were Molson Coors Brewing (Feb 8), National Oilwell Varco (Mar 11), and Sears Holding Corp (Mar 24). The deletions for the quarter were Adolph Coors (Feb 8), Power-One (Mar 11), and Sears, Roebuck & Co (Mar 24). Not all the deletions were sold from the Fund, however, as Adolph Coors and Sears, Roebuck & Co were removed from the Index as a result of a merger or acquisition.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,067.55                             0.81
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.88                             0.78
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.15% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 6.76% FOR
   INVESTMENT CLASS SHARES.

S&P 500 Index Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                        S&P 500 Index Fund                    S&P 500
11/25/97                      10,000.00                      10,000.00
3/98                          11,643.72                      11,588.04
9/98                          10,862.80                      10,787.78
3/99                          13,888.39                      13,736.24
9/99                          13,949.31                      13,787.49
3/00                          16,475.47                      16,232.04
9/00                          15,878.84                      15,613.45
3/01                          12,901.19                      12,684.93
9/01                          11,618.01                      11,451.14
3/02                          12,868.15                      12,711.00
9/02                           9,208.40                       9,104.81
3/03                           9,682.37                       9,564.02
9/03                          11,449.31                      11,330.01
3/04                          13,044.59                      12,925.13
9/04                          13,008.15                      12,901.95
3/05                          13,887.24                      13,790.04


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                     SIX            ONE           FIVE           SINCE
                   MONTHS          YEAR           YEAR        INCEPTION*       COMMENCEMENT
--------------------------------------------------------------------------------------------
S&P 500
 Index Fund           6.76%          6.46%         -3.36%          4.57%        11/25/97
--------------------------------------------------------------------------------------------
S&P 500               6.88%          6.69%         -3.21%          4.48%
--------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $99,066
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                                                19.5%
Information Technology                                    14.8%
Healthcare                                                12.8%
Industrials                                               11.7%
Consumer Discretionary                                    11.4%
Consumer Staples                                          10.2%
Energy                                                     8.7%
Materials                                                  3.2%
Telecommunication Services                                 3.1%
Utilities                                                  3.1%
Short-Term                                                 1.5%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 General Electric Co.                                    3.48%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.47%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.23%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          2.14%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.82%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.78%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.63%
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   1.55%
--------------------------------------------------------------------------------
 International Business Machines Corp.                   1.36%
--------------------------------------------------------------------------------
 Intel Corp.                                             1.32%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.3%

Autonation, Inc. ....................  2,000  $     37,880(a)
Autozone, Inc. ......................    600        51,420(a)
Bed Bath & Beyond Inc. ..............  2,600        95,004(a)
Best Buy Co., Inc. ..................  2,700       145,827
Big Lots, Inc. ......................  1,100        13,222(a)
Black & Decker Corp. ................    700        55,293
Brunswick Corp. .....................    800        37,480
Carnival Corp. ......................  4,800       248,688
Centex Corp. ........................  1,100        62,997
Circuit City Stores, Inc. ...........  1,600        25,680
Clear Channel
   Communications, Inc. .............  4,800       165,456
Coach, Inc. .........................  1,700        96,271(a)
Comcast Corp. (Class A) ............. 20,059       677,593(a)
Cooper Tire & Rubber Co. ............    700        12,852
Dana Corp. ..........................  1,300        16,627
Darden Restaurants, Inc. ............  1,350        41,418
Delphi Corp. ........................  4,718        21,137
Dillard's Inc. (Class A) ............    700        18,830
Dollar General Corp. ................  2,841        62,246
Dow Jones & Company, Inc. ...........    700        26,159
Eastman Kodak Co. ...................  2,600        84,630
eBay Inc. ........................... 11,000       409,860(a)
Family Dollar Stores, Inc. ..........  1,600        48,576
Federated Department Stores .........  1,500        95,460
Ford Motor Co. ...................... 16,177       183,285
Fortune Brands, Inc. ................  1,300       104,819
Gannett Co., Inc. ...................  2,300       181,884
General Motors Corp. ................  5,112       150,242
Genuine Parts Co. ...................  1,500        65,235
Goodyear Tire & Rubber Co. ..........  1,600        21,360(a)
Harley-Davidson, Inc. ...............  2,600       150,176
Harrah's Entertainment, Inc. ........  1,000        64,580
Hasbro, Inc. ........................  1,550        31,698
Hilton Hotels Corp. .................  3,400        75,990
International Game Technology .......  3,100        82,646
Interpublic Group of
   Companies, Inc. ..................  3,900        47,892(a)
J.C. Penney Company, Inc. ...........  2,500       129,800
Johnson Controls, Inc. ..............  1,700        94,792
Jones Apparel Group, Inc. ...........  1,100        36,839
KB Home .............................    400        46,984
Knight-Ridder, Inc. .................    700        47,075
Kohl's Corp. ........................  3,000       154,890(a)
Leggett & Platt Incorporated ........  1,600        46,208
Limited Brands ......................  3,626        88,112
Liz Claiborne Inc. ..................    900        36,117
Lowe's Companies, Inc. ..............  6,900       393,921

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Marriott International
   Inc. (Class A) ...................  1,800 $     120,348
Mattel, Inc. ........................  3,700        78,995
May Department Stores Co. ...........  2,600        96,252
Maytag Corp. ........................    600         8,382
McDonald's Corp. .................... 11,600       361,224
McGraw-Hill Companies Inc. ..........  1,700       148,325
Meredith Corp. ......................    400        18,700
New York Times Co. (Class A) ........  1,400        51,212
Newell Rubbermaid Inc. ..............  2,315        50,791
News Corp. (Class A) ................ 26,100       441,612
Nike Inc. (Class B) .................  2,100       174,951
Nordstrom, Inc. .....................  1,200        66,456
Office Depot, Inc. ..................  2,900        64,322(a)
OfficeMax, Inc. .....................    900        30,150
Omnicom Group .......................  1,700       150,484
Pulte Homes, Inc. ...................  1,100        80,993
RadioShack Corp. ....................  1,400        34,300
Reebok International Ltd. ...........    500        22,150
Sears Holdings Corp. ................    929       123,781(a)
Sherwin-Williams Co. ................  1,200        52,788
Snap-On Incorporated ................    500        15,895
Stanley Works .......................    700        31,689
Staples, Inc. .......................  4,500       141,435
Starbucks Corp. .....................  3,700       191,142(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B) .........  2,000       120,060
Target Corp. ........................  8,100       405,162
The Gap, Inc. .......................  6,762       147,682
The Home Depot, Inc. ................ 19,900       760,976
The Walt Disney Co. ................. 18,600       534,378
Tiffany & Co. .......................  1,400        48,328
Time Warner Inc. .................... 41,650       730,957(a,h)
TJX Companies, Inc. .................  4,200       103,446
Toys R Us, Inc. .....................  1,800        46,368(a)
Tribune Co. .........................  2,782       110,918
Univision Communications
   Inc. (Class A) ...................  2,600        71,994(a)
VF Corp. ............................  1,000        59,140
Viacom Inc. (Class B) ............... 15,500       539,865
Visteon Corp. .......................  1,189         6,789
Wendy's International, Inc. .........  1,000        39,040
Whirlpool Corp. .....................    600        40,638
Yum! Brands, Inc. ...................  2,600       134,706
                                                11,241,975

CONSUMER STAPLES -- 10.2%

Alberto-Culver Co. ..................    850        40,681
Albertson's, Inc. ...................  3,241        66,927
Altria Group, Inc. .................. 18,700     1,222,793(h)
Anheuser-Busch Companies, Inc. ......  7,000       331,730
Archer-Daniels-Midland Co. ..........  5,708       140,303
Avon Products, Inc. .................  4,200       180,348
Brown-Forman Corp. (Class B) ........    900        49,275
Campbell Soup Co. ...................  3,000        87,060
Clorox Co. ..........................  1,400        88,186


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Coca-Cola Enterprises Inc. ..........  3,300  $     67,716
Colgate-Palmolive Co. ...............  4,700       245,199
ConAgra Foods, Inc. .................  4,500       121,590
Costco Wholesale Corp. ..............  4,200       185,556
CVS Corp. ...........................  3,700       194,694
General Mills, Inc. .................  3,200       157,280
Gillette Co. ........................  9,000       454,320
Hershey Foods Corp. .................  2,000       120,920
HJ Heinz Co. ........................  3,200       117,888
Kellogg Co. .........................  3,200       138,464
Kimberly-Clark Corp. ................  4,300       282,639
Kroger Co. ..........................  6,500       104,195(a)
McCormick & Company, Inc. ...........  1,200        41,316
Molson Coors Brewing co.
  (Class B) .........................    700        54,019
Pepsi Bottling Group, Inc. ..........  1,900        52,915
PepsiCo, Inc. ....................... 15,210       806,586
Procter & Gamble Co. ................ 22,800     1,208,400
Reynolds American Inc. ..............  1,100        88,649
Safeway Inc. ........................  4,000        74,120(a)
Sara Lee Corp. ......................  7,106       157,469
SUPERVALU Inc. ......................  1,300        43,355
Sysco Corp. .........................  5,600       200,480
The Coca-Cola Co. ................... 20,500       854,235(h)
UST Inc. ............................  1,500        77,550
Walgreen Co. ........................  9,300       413,106
Wal-Mart Stores, Inc. ............... 30,600     1,533,366
WM Wrigley Jr. Co. ..................  1,800       118,026
                                                10,121,356

ENERGY -- 8.7%

Amerada Hess Corp. ..................    800        76,968
Anadarko Petroleum Corp. ............  2,137       162,626
Apache Corp. ........................  2,912       178,302
Ashland Inc. ........................    600        40,482
Baker Hughes Incorporated ...........  2,970       132,135
BJ Services Co. .....................  1,400        72,632
Burlington Resources Inc. ...........  3,500       175,245
ChevronTexaco Corp. ................. 19,050     1,110,805
ConocoPhillips Co. ..................  6,332       682,843
Devon Energy Corp. ..................  4,328       206,662
El Paso Corp. .......................  5,583        59,068
EOG Resources, Inc. .................  2,200       107,228
Exxon Mobil Corp. ................... 57,616     3,433,914(h)
Halliburton Co. .....................  4,600       198,950
Kerr-McGee Corp. ....................  1,500       117,495
Kinder Morgan, Inc. .................  1,000        75,700
Marathon Oil Corp. ..................  3,100       145,452
Nabors Industries Ltd. ..............  1,300        76,882(a)
National Oilwell Varco Inc. .........  1,500        70,050(a)
Noble Corp. .........................  1,200        67,452
Occidental Petroleum Corp. ..........  3,600       256,212
Rowan Companies, Inc. ...............    900        26,937
Schlumberger Ltd. ...................  5,400       380,592
Sunoco, Inc. ........................    600        62,112
The Williams Companies, Inc. ........  4,900        92,169
Transocean Inc. .....................  2,851       146,712(a)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Unocal Corp. ........................  2,500  $    154,225
Valero Energy Corp. .................  2,300       168,521
XTO Energy Inc. .....................  3,066       100,687
                                                 8,579,058

FINANCIALS -- 19.5%

ACE Ltd. ............................  2,500       103,175
AFLAC Incorporated ..................  4,600       171,396
Allstate Corp. ......................  6,100       329,766
AMBAC Financial Group, Inc. .........    950        71,012
American Express Co. ................ 10,600       544,522(h)
American International
   Group, Inc. ...................... 23,538     1,304,241(h)
AmSouth Bancorp .....................  3,200        83,040
Aon Corp. ...........................  2,800        63,952
Apartment Investment &
   Management Co.
    (Class A) (REIT) ................    800        29,760
Archstone-Smith Trust (REIT) ........  1,700        57,987
Bank of America Corp. ............... 36,658     1,616,618(h)
BB&T Corp. ..........................  4,900       191,492
Capital One Financial Corp. .........  2,200       164,494
Charles Schwab Corp. ................ 10,600       111,406
Chubb Corp. .........................  1,700       134,759
Cincinnati Financial Corp. ..........  1,465        63,889
CIT Group Inc. ......................  1,800        68,400
Citigroup Inc. ...................... 47,113     2,117,258
Comerica Incorporated ...............  1,550        85,374
Compass Bancshares, Inc. ............  1,100        49,940
Countrywide Financial Corp. .........  5,098       165,481
E*TRADE FINANCIAL Corp. .............  3,300        39,600(a)
Equity Office Properties
   Trust (REIT) .....................  3,500       105,455
Equity Residential (REIT) ...........  2,500        80,525
Federal Home Loan
   Mortgage Corp. ...................  6,200       391,840
Federal National Mortgage Assoc. ....  8,800       479,160
Federated Investors Inc.
   (Class B) ........................    900        25,479
Fifth Third Bancorp .................  4,719       202,823
First Horizon National Corp. ........  1,100        44,869
Franklin Resources, Inc. ............  1,800       123,570
Golden West Financial Corp. .........  2,500       151,250
Goldman Sachs Group, Inc. ...........  4,000       439,960
Huntington Bancshares
   Incorporated .....................  2,078        49,664
Janus Capital Group Inc. ............  2,000        27,900
Jefferson-Pilot Corp. ...............  1,250        61,312
JPMorgan Chase & Co. ................ 32,180     1,113,428
Keycorp .............................  3,700       120,065
Lehman Brothers Holdings Inc. .......  2,500       235,400
Lincoln National Corp. ..............  1,500        67,710
Loews Corp. .........................  1,500       110,310
M&T Bank Corp. ......................    900        91,854
Marsh & McLennan
   Companies, Inc. ..................  4,600       139,932
Marshall & Ilsley Corp. .............  2,000        83,500


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MBIA Inc. ...........................  1,300   $    67,964
MBNA Corp. .......................... 11,675       286,621
Mellon Financial Corp. ..............  3,800       108,452
Merrill Lynch & Co., Inc. ...........  8,500       481,100
Metlife, Inc. .......................  6,600       258,060
MGIC Investment Corp. ...............    900        55,503
Moody's Corp. .......................  1,300       105,118
Morgan Stanley ...................... 10,100       578,225
National City Corp. .................  5,400       180,900
North Fork Bancorporation, Inc. .....  4,250       117,895
Northern Trust Corp. ................  1,900        82,536
Plum Creek Timber Co. Inc. (REIT) ...  1,600        57,120
Principal Financial Group ...........  2,700       103,923
Progressive Corp. ...................  1,800       165,168
Prologis (REIT) .....................  1,600        59,360
Providian Financial Corp. ...........  2,700        46,332(a)
Prudential Financial, Inc. ..........  4,800       275,520
Regions Financial Corp. .............  4,122       133,553
Safeco Corp. ........................  1,100        53,581
Simon Property Group, Inc. (REIT) ...  2,000       121,160
SLM Corp. ...........................  3,800       189,392
Sovereign Bancorp, Inc. .............  3,300        73,128
State Street Corp. ..................  2,900       126,788(e)
SunTrust Banks, Inc. ................  3,100       223,417
Synovus Financial Corp. .............  2,700        75,222
T Rowe Price Group, Inc. ............  1,100        65,318
The Bank of New York
   Company, Inc. ....................  6,900       200,445
The Bear Stearns Companies Inc. .....  1,020       101,898
The Hartford Financial Services
   Group, Inc. ......................  2,600       178,256
The PNC Financial Services
   Group, Inc. ......................  2,500       128,700
The St. Paul Travelers
   Companies, Inc. ..................  6,076       223,171
Torchmark Corp. .....................  1,000        52,200
UnumProvident Corp. .................  2,746        46,737
US Bancorp .......................... 16,806       484,349
Wachovia Corp. ...................... 14,402       733,206
Washington Mutual, Inc. .............  7,933       313,353
Wells Fargo & Co. ................... 15,300       914,940
XL Capital Ltd. .....................  1,200        86,844
Zions Bancorp .......................    800        55,216
                                                19,324,239

HEALTHCARE -- 12.8%

Abbott Laboratories ................. 14,100       657,342(h)
Aetna Inc. ..........................  2,600       194,870
Allergan, Inc. ......................  1,200        83,364
AmerisourceBergen Corp. .............  1,022        58,550
Amgen Inc. .......................... 11,276       656,376(a)
Applera Corp. - Applied
   Biosystems Group .................  1,700        33,558
Bausch & Lomb Inc. ..................    500        36,650
Baxter International Inc. ...........  5,500       186,890
Becton Dickinson & Co. ..............  2,200       128,524

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Biogen Idec Inc. ....................  2,895   $    99,906(a)
Biomet, Inc. ........................  2,225        80,767
Boston Scientific Corp. .............  6,900       202,101(a)
Bristol-Myers Squibb Co. ............ 17,800       453,188
C.R. Bard, Inc. .....................    900        61,272
Cardinal Health, Inc. ...............  3,875       216,225
Caremark Rx, Inc. ...................  4,180       166,280(a)
Chiron Corp. ........................  1,300        45,578(a)
Cigna Corp. .........................  1,200       107,160
Eli Lilly & Co. ..................... 10,300       536,630(h)
Express Scripts, Inc. ...............    700        61,033(a)
Fisher Scientific International .....  1,000        56,920(a)
Forest Laboratories, Inc. ...........  3,200       118,240(a)
Genzyme Corp. .......................  2,200       125,928(a)
Gilead Sciences, Inc. ...............  3,900       139,620(a)
Guidant Corp. .......................  2,900       214,310
HCA Inc. ............................  3,700       198,209
Health Management
   Associates Inc. (Class A) ........  2,200        57,596
Hospira, Inc. .......................  1,300        41,951(a)
Humana Inc. .........................  1,400        44,716(a)
IMS Health Inc. .....................  1,988        48,487
Johnson & Johnson ................... 26,868     1,804,455(h)
King Pharmaceuticals, Inc. ..........  1,966        16,337(a)
Laboratory Corp. of
   America Holdings .................  1,200        57,840(a)
Manor Care, Inc. ....................    700        25,452
McKesson Corp. ......................  2,644        99,811
Medco Health Solutions, Inc. ........  2,394       118,671(a)
Medimmune, Inc. .....................  2,100        50,001(a)
Medtronic Inc. ...................... 11,000       560,450
Merck & Co., Inc. ................... 20,000       647,400
Millipore Corp. .....................    400        17,360(a)
Mylan Laboratories ..................  2,500        44,300
PerkinElmer, Inc. ...................  1,100        22,693
Pfizer Inc. ......................... 67,269     1,767,157(h)
Quest Diagnostics ...................    800        84,104
Schering-Plough Corp. ............... 13,100       237,765
St. Jude Medical, Inc. ..............  3,300       118,800(a)
Stryker Corp. .......................  3,400       151,674
Tenet Healthcare Corp. ..............  3,900        44,967(a)
Thermo Electron Corp. ...............  1,400        35,406(a)
UnitedHealth Group
   Incorporated .....................  5,800       553,204
Waters Corp. ........................  1,100        39,369(a)
Watson Pharmaceuticals, Inc. ........    900        27,657(a)
WellPoint, Inc. .....................  2,800       350,980(a)
Wyeth ............................... 12,100       510,378(h)
Zimmer Holdings, Inc. ...............  2,190       170,404(a)
                                                12,668,876

INDUSTRIALS -- 11.7%

Allied Waste Industries, Inc. .......  2,600        19,006(a)
American Power Conversion Corp. .....  1,600        41,776
American Standard Companies Inc. ....  1,700        79,016
Apollo Group, Inc. (Class A) ........  1,500       111,090(a)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Avery Dennison Corp. ................  1,000  $     61,930
Boeing Co. ..........................  7,500       438,450
Burlington Northern
   Santa Fe Corp. ...................  3,500       188,755
Caterpillar Inc. ....................  3,100       283,464
Cendant Corp. .......................  9,638       197,965
Cintas Corp. ........................  1,300        53,703
Cooper Industries Ltd. ..............    800        57,216
CSX Corp. ...........................  1,900        79,135
Cummins Inc. ........................    400        28,140
Danaher Corp. .......................  2,500       133,525
Deere & Co. .........................  2,200       147,686
Delta Air Lines, Inc. ...............  1,200         4,860(a)
Dover Corp. .........................  1,800        68,022
Eaton Corp. .........................  1,400        91,560
Emerson Electric Co. ................  3,800       246,734
Equifax Inc. ........................  1,300        39,897
FedEx Corp. .........................  2,700       253,665
Fluor Corp. .........................    700        38,801
General Dynamics Corp. ..............  1,800       192,690
General Electric Co. ................ 95,600     3,447,336(h,n)
Goodrich Corp. ......................  1,000        38,290
H&R Block, Inc. .....................  1,500        75,870
Honeywell International Inc. ........  7,650       284,656
Illinois Tool Works Inc. ............  2,500       223,825
Ingersoll-Rand Co. (Class A) ........  1,500       119,475
ITT Industries, Inc. ................    800        72,192
L-3 Communications
   Holdings, Inc. ...................  1,000        71,020
Lockheed Martin Corp. ...............  3,700       225,922
Masco Corp. .........................  3,900       135,213
Monster Worldwide, Inc. .............  1,100        30,855(a)
Navistar International Corp. ........    600        21,840(a)
Norfolk Southern Corp. ..............  3,500       129,675
Northrop Grumman Corp. ..............  3,284       177,270
PACCAR Inc. .........................  1,600       115,824
Pall Corp. ..........................  1,000        27,120
Parker Hannifin Corp. ...............  1,100        67,012
Pitney Bowes Inc. ...................  2,000        90,240
Raytheon Co. ........................  4,000       154,800
Robert Half International Inc. ......  1,600        43,136
Rockwell Automation, Inc. ...........  1,600        90,624
Rockwell Collins, Inc. ..............  1,600        76,144
RR Donnelley & Sons Co. .............  1,900        60,078
Ryder System, Inc. ..................    600        25,020
Southwest Airlines Co. ..............  6,750        96,120
Textron Inc. ........................  1,200        89,544
3M Co. ..............................  7,000       599,830
Tyco International Ltd. ............. 18,266       617,391
Union Pacific Corp. .................  2,300       160,310
United Parcel Service Inc.
   (Class B) ........................ 10,100       734,674
United Technologies Corp. ...........  4,600       467,636
W.W. Grainger, Inc. .................    800        49,816
Waste Management, Inc. ..............  5,070       146,270
                                                11,622,114

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.8%

ADC Telecommunications, Inc. ........  6,200  $     12,338(a)
Adobe Systems Incorporated ..........  2,200       147,774
Advanced Micro Devices, Inc. ........  3,400        54,808(a)
Affiliated Computer
   Services Inc. (Class A) ..........  1,100        58,564(a)
Agilent Technologies, Inc. ..........  3,895        86,469(a)
Altera Corp. ........................  3,200        63,296(a)
Analog Devices, Inc. ................  3,300       119,262
Andrew Corp. ........................  1,600        18,736(a)
Apple Computer, Inc. ................  7,400       308,358(a)
Applied Materials, Inc. ............. 15,200       247,000(a)
Applied Micro Circuits Corp. ........  2,800         9,212(a)
Autodesk, Inc. ......................  2,000        59,520
Automatic Data Processing, Inc. .....  5,200       233,740
Avaya Inc. ..........................  4,240        49,523(a)
BMC Software, Inc. ..................  1,900        28,500(a)
Broadcom Corp. (Class A) ............  2,700        80,784(a)
Ciena Corp. .........................  5,300         9,116(a)
Cisco Systems, Inc. ................. 58,300     1,042,987(a,h)
Citrix Systems, Inc. ................  1,400        33,348(a)
Computer Associates
   International, Inc. ..............  4,850       131,435
Computer Sciences Corp. .............  1,700        77,945(a)
Compuware Corp. .....................  3,800        27,360(a)
Comverse Technology, Inc. ...........  1,800        45,396(a)
Convergys Corp. .....................  1,200        17,916(a)
Corning Incorporated ................ 12,500       139,125(a)
Dell Inc. ........................... 22,300       856,766(a)
Electronic Arts Inc. ................  2,700       139,806(a)
Electronic Data Systems Corp. .......  4,700        97,149
EMC Corp. ........................... 21,362       263,180(a)
First Data Corp. ....................  7,350       288,929
Fiserv, Inc. ........................  1,700        67,660(a)
Freescale Semiconductor
   Inc. (Class B) ...................  3,326        57,374(a)
Gateway, Inc. .......................  3,000        12,090(a)
Hewlett-Packard Co. ................. 26,328       577,636
Intel Corp. ......................... 56,400     1,310,172(h)
International Business
   Machines Corp. ................... 14,700     1,343,286(h)
Intuit Inc. .........................  1,600        70,032(a)
Jabil Circuit, Inc. .................  1,700        48,484(a)
JDS Uniphase Corp. .................. 12,000        20,040(a)
KLA-Tencor Corp. ....................  1,700        78,217(a)
Lexmark International Inc.
    (Class A) .......................  1,200        95,964(a)
Linear Technology Corp. .............  2,700       103,437
LSI Logic Corp. .....................  3,100        17,329(a)
Lucent Technologies Inc. ............ 38,790       106,673(a,h)
Maxim Integrated Products, Inc. .....  2,900       118,523
Mercury Interactive Corp. ...........    700        33,166(a)
Micron Technology, Inc. .............  5,500        56,870(a)
Microsoft Corp. ..................... 91,300     2,206,721(h)
Molex, Inc. .........................  1,550        40,858
Motorola, Inc. ...................... 22,261       333,247


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

National Semiconductor Corp. ........  3,200   $    65,952
NCR Corp. ...........................  1,600        53,984(a)
Network Appliance, Inc. .............  3,400        94,044(a)
Novell, Inc. ........................  3,200        19,072(a)
Novellus Systems, Inc. ..............  1,300        34,749(a)
Nvidia Corp. ........................  1,500        35,640(a)
Oracle Corp. ........................ 40,800       509,184(a)
Parametric Technology Corp. .........  2,500        13,975(a)
Paychex, Inc. .......................  3,200       105,024
PMC - Sierra, Inc. ..................  1,500        13,200(a)
QLogic Corp. ........................    800        32,400(a)
QUALCOMM, Inc. ...................... 14,900       546,085
Sabre Holdings Corp. (Class A) ......  1,128        24,681
Sanmina-SCI Corp. ...................  4,300        22,446(a)
Scientific-Atlanta, Inc. ............  1,300        36,686
Siebel Systems, Inc. ................  4,700        42,911(a)
Solectron Corp. .....................  8,400        29,148(a)
Sun Microsystems, Inc. .............. 29,600       119,584(a)
Sungard Data Systems Inc. ...........  2,600        89,700(a)
Symantec Corp. ......................  6,300       134,379(a)
Symbol Technologies, Inc. ...........  2,200        31,878
Tektronix, Inc. .....................    800        19,624
Tellabs, Inc. .......................  4,200        30,660(a)
Teradyne, Inc. ......................  1,800        26,280(a)
Texas Instruments Incorporated ...... 15,400       392,546
Unisys Corp. ........................  2,700        19,062(a)
Veritas Software Corp. ..............  3,700        85,914(a)
Xerox Corp. .........................  8,400       127,260(a)
Xilinx, Inc. ........................  3,100        90,613
Yahoo! Inc. ......................... 11,900       403,410(a)
                                                14,696,212

MATERIALS -- 3.2%

Air Products & Chemicals, Inc. ......  2,000       126,580
Alcoa Inc. ..........................  7,984       242,634
Allegheny Technologies
   Incorporated .....................    800        19,288
Ball Corp. ..........................  1,000        41,480
Bemis Co. ...........................  1,000        31,120
Dow Chemical Co. ....................  8,694       433,396
E.I. du Pont de Nemours and Co. .....  9,103       466,438
Eastman Chemical Co. ................    700        41,300
Ecolab Inc. .........................  2,100        69,405
Engelhard Corp. .....................  1,100        33,033
Freeport-McMoRan Copper &
   Gold Inc. (Class B) ..............  1,600        63,376
Georgia-Pacific Corp. ...............  2,355        83,579
Great Lakes Chemical Corp. ..........    500        16,060
Hercules Incorporated ...............  1,000        14,490(a)
International Flavors &
   Fragrances Inc. ..................    800        31,600
International Paper Co. .............  4,475       164,635
Louisiana-Pacific Corp. .............    900        22,626
MeadWestvaco Corp. ..................  1,891        60,172
Monsanto Co. ........................  2,353       151,769
Newmont Mining Corp. ................  3,900       164,775

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Nucor Corp. .........................  1,400   $    80,584
Pactiv Corp. ........................  1,300        30,355(a)
Phelps Dodge Corp. ..................    900        91,557
PPG Industries, Inc. ................  1,500       107,280
Praxair, Inc. .......................  2,900       138,794
Rohm & Haas Co. .....................  1,800        86,400
Sealed Air Corp. ....................    700        36,358(a)
Sigma-Aldrich Corp. .................    600        36,750
Temple-Inland Inc. ..................    500        36,275
United States Steel Corp. ...........  1,000        50,850
Vulcan Materials Co. ................    900        51,147
Weyerhaeuser Co. ....................  2,200       150,700
                                                 3,174,806

TELECOMMUNICATION SERVICES -- 3.1%

Alltel Corp. ........................  2,700       148,095
AT&T Corp. ..........................  7,032       131,850
BellSouth Corp. ..................... 16,600       436,414
CenturyTel, Inc. ....................  1,200        39,408
Citizens Communications Co. .........  2,900        37,526
Nextel Communications
   Inc. (Class A) ................... 10,300       292,726(a)
Qwest Communications
   International .................... 16,017        59,263(a)
SBC Communications Inc. ............. 29,953       709,587(h)
Sprint Corp. ........................ 13,200       300,300
Verizon Communications Inc. ......... 25,066       889,843
                                                 3,045,012

UTILITIES -- 3.1%

AES Corp. ...........................  5,600        91,728(a)
Allegheny Energy, Inc. ..............  1,100        22,726(a)
Ameren Corp. ........................  1,700        83,317
American Electric Power
   Company, Inc. ....................  3,540       120,572
Calpine Corp. .......................  5,200        14,560(a)
CenterPoint Energy, Inc. ............  2,900        34,887
Cinergy Corp. .......................  1,700        68,884
CMS Energy Corp. ....................  1,800        23,472(a)
Consolidated Edison, Inc. ...........  2,100        88,578
Constellation Energy Group Inc. .....  1,600        82,720
Dominion Resources, Inc. ............  3,084       229,542
DTE Energy Co. ......................  1,500        68,220
Duke Energy Corp. ...................  8,500       238,085
Dynegy Inc. (Class A) ...............  3,400        13,294(a)
Edison International ................  3,000       104,160
Entergy Corp. .......................  2,000       141,320
Exelon Corp. ........................  6,050       277,635
FirstEnergy Corp. ...................  2,931       122,955
FPL Group, Inc. .....................  3,400       136,510
KeySpan Corp. .......................  1,400        54,558
Nicor Inc. ..........................    400        14,836
NiSource Inc. .......................  2,447        55,767
Peoples Energy Corp. ................    300        12,576
PG&E Corp. ..........................  3,300       112,530


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

S&P 500 INDEX FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Pinnacle West Capital Corp. .........    800  $     34,008
PPL Corp. ...........................  1,700        91,783
Progress Energy, Inc. ...............  2,175        91,241
Public Service Enterprise
   Group Incorporated ...............  2,100       114,219
Sempra Energy .......................  2,050        81,672
Southern Co. ........................  6,800       216,444
TECO Energy, Inc. ...................  1,700        26,656
TXU Corp. ...........................  2,100       167,223
Xcel Energy Inc. ....................  3,615        62,106
                                                 3,098,784

TOTAL INVESTMENTS IN SECURITIES
   (COST $87,304,437) ...............           97,572,432

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

GEI Short Term Investment Fund
2.70% ............................ 1,292,904     1,292,904(d,l)
Money Market Obligations Trust
2.60% ............................     1,249         1,249
                                                 1,294,153


                                   PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------------------------

U.S. GOVERNMENT -- 0.2%

U.S. Treasury Bill
2.68%       06/09/05 .............  $200,000       198,973

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,493,127) .............               1,493,126


TOTAL INVESTMENTS
   (COST $88,797,564) ............              99,065,558


OTHER ASSETS AND LIABILITIES,
   NET-- 0.1% ....................                  96,093
                                              ------------


NET ASSETS-- 100.0% ..............             $99,161,651
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at March 31, 2005:


                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures         June 2005      35    $2,071,825  $(37,817)
--------------------------------------------------------------------------------


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Value Equity Fund                                                            Q&A
--------------------------------------------------------------------------------


PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE INSTITUTIONAL VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Value Equity Fund returned 7.52% while the S&P 500 Index, the Fund's benchmark, increased 6.88% and the Fund's Lipper peer group of 437 Large-Cap Value Funds returned an average of 8.06% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?
A. While stocks were up sharply in the first half of the period in a post-election rally, they retreated in the first three months of 2005, as investors began to worry about inflation. Investors began to gravitate towards higher quality companies, in more defensive sectors. These types of markets tend to favor a value investment style, and in this environment our Fund outperformed its benchmark. In addition, the trend of small-caps outperforming large caps during the strong up-markets of 2004 began to reverse itself after the new-year, when large caps came into favor, benefiting our investment style and contributing to our out-performance for the period.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED
    BY THE FUND IMPACTED PERFORMANCE?
A. Our strategy continues to employ a bottom-up, relative value process in which we seek underappreciated stocks with catalysts for growth or improving fundamentals. By emphasizing undervalued companies in relation to the market, their peer group and their earnings potential, and overweighting those with compelling catalysts, we were able to outperform the market during the six-month period.

Q.  WHICH PARTICULAR STOCKS/SECTORS SIGNIFICANTLY
    CONTRIBUTED TO FUND PERFORMANCE?
A. During the six months ended March 31, 2005, investments in the Healthcare, Consumer Discretionary, and Energy sectors helped performance while investments in Information Technology and Consumer Staples detracted from performance. Although we remained modestly underweight in Healthcare, our strong stock selection more than offset the relative positioning. In particular, HCA, United Health Care, and Aetna benefited from improving business conditions for services companies--higher hospital admissions and lower bad debt expense. Pharmaceutical company Abbott Labs also contributed positively. In addition, underweighting the healthcare equipment and biotechnology sub-sectors helped performance. Strong stock selection throughout the Consumer Discretionary sector benefited the portfolio, with media companies Omnicom, Comcast, and Liberty Media driving performance within the sector. Retailer Target also performed well, and our decision not to own the auto stocks due to deteriorating

[PHOTO OMITTED]

PICTURED TO THE LEFT:
PAUL C. REINHARDT

Value Equity Fund                                                            Q&A
--------------------------------------------------------------------------------


    fundamentals and eBay due to slowing sales and sky-high valuation also helped performance. We were overweight in Energy, the best performing sector, due to geopolitical and supply concerns, as well as attractive valuations. The best performing stocks in the sector all benefited from strong prices in their underlying commodities with Encana, Exxon Mobil and Burlington Resources leading the pack. In Information Technology, services companies Unisys and First Data Corp. and semiconductor company Analog Devices drove underperformance in the face of uncertain demand. In addition, not investing in Apple Computer hurt performance as the stock more than doubled during the period, in the midst of robust demand fro the iPod. However, Apple's premium valuation did not fit our value investment discipline. Finally, within Consumer Staples our underweight in tobacco company Altria modestly detracted from performance. In the Utility sector, performance was led by Constellation Energy and Dominion Resources, whose non-regulated businesses are well positioned in a rising interest rate environment.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK OVER THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. The Fund outperformed its benchmark primarily due to strong stock selection within the Healthcare, Consumer Discretionary, and Energy sectors, which we overweighted as well. Stock selection within Industrials, Financials, and Telecommunications also contributed positively, as did an overweight position in Utilities. Detracting from performance was stock selection within the Information Technology, Consumer Staples, and Materials sectors, although these negatives were not enough to offset the positives cited above.

Q.  WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON
    THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW
    DID THIS IMPACT YOUR FUND?
A. After the U.S. presidential election, the S&P 500 Index returned more than 9% in the fourth calendar quarter of 2004. However, the optimism of the post election rally gave way to more uncertainty in the markets after the new-year--brought about largely by record- breaking high oil prices. In the first three months of 2005, investors began to worry about inflation brought on by the twin consumer headwinds of sustained high energy prices and rising interest rates. The more cautious environment in the later half of the period favored a value investment style, contribution to our outperformance versus the benchmark.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?
A. Our weighting in Healthcare increased because we have found attractive valuations among large-cap pharmaceutical stocks like Bristol-Myers, Merck and Wyeth. Similarly, we also increased our relative weighting in Consumer Staples. During the period, we lightened our exposure to Energy stocks at the margin as valuations have become rich in the sector. In the Financials sector, we reduced our position in American International Group Inc. in the midst of intense regulatory scrutiny and sudden management changes.

Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,075.10                             2.14
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.64                             2.06
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.41% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 7.52% FOR
   INVESTMENT CLASS SHARES.

Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                        Value Equity Fund                     S&P 500
--------------------------------------------------------------------------------
2/2/00                        10,000.00                      10,000.00
3/00                          10,550.00                      10,788.83
9/00                          10,389.99                      10,377.68
3/01                           9,588.65                       8,431.20
9/01                           8,763.60                       7,611.15
3/02                           9,807.11                       8,448.53
9/02                           7,304.47                       6,051.63
3/03                           7,575.65                       6,356.85
9/03                           8,774.53                       7,530.64
3/04                           9,927.70                       8,590.85
9/04                           9,948.62                       8,575.45
3/05                          10,696.57                       9,165.73


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                        SIX            ONE          THREE         SINCE
                      MONTHS          YEAR          YEAR       INCEPTION*      COMMENCEMENT
---------------------------------------------------------------------------------------------
Value Equity Fund        7.52%          7.74%         2.94%         1.31%        2/2/00
---------------------------------------------------------------------------------------------
S&P 500                  6.88%          6.69%         2.75%        -1.67%
---------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $93,211
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Financials                      19.2%
Industrials                     13.2%
Healthcare                      12.3%
Consumer Staples                11.3%
Information Technology          10.9%
Energy                           9.3%
Consumer Discretionary           9.0%
Materials                        6.2%
Utilities                        4.8%
Telecommunication Services       2.4%
Short-Term                       1.4%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       4.34%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             2.97%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.83%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          2.49%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     2.39%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.33%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   2.21%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.15%
--------------------------------------------------------------------------------
 International Business Machines Corp.                   1.76%
--------------------------------------------------------------------------------
 Clorox Co.                                              1.72%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

VALUE EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.9%

Cablevision Systems Corp.
   (Class A) ........................  2,827  $     79,297(a)
Comcast Corp. (Class A) .............  2,438        82,356(a)
Comcast Corp. (Class A) (Special) ... 24,379       814,259(a)
Family Dollar Stores, Inc. .......... 12,009       364,593
Liberty Media Corp. (Series A) ...... 69,342       719,077(a)
Liberty Media International Inc.
   (Series A) .......................  3,814       166,824(a)
Lowe's Companies, Inc. .............. 18,490     1,055,594
News Corp. (Class A) ................ 33,200       561,744
Omnicom Group ....................... 11,302     1,000,453
Ross Stores, Inc. ...................  7,770       226,418
Target Corp. ........................ 22,181     1,109,494
Time Warner Inc. .................... 67,813     1,190,118(a)
Tribune Co. .........................  9,889       394,274
Viacom Inc. (Class B) ............... 15,964       556,026
                                                 8,320,527

CONSUMER STAPLES -- 11.3%

Altria Group, Inc. ..................  2,198       143,727
Anheuser-Busch Companies, Inc. ...... 16,953       803,403
Avon Products, Inc. .................  4,621       198,426
Clorox Co. .......................... 25,501     1,606,308
Colgate-Palmolive Co. ...............  4,662       243,217
Kellogg Co. ......................... 16,529       715,210
Kimberly-Clark Corp. ................ 23,452     1,541,500
Pepsi Bottling Group, Inc. ..........  3,391        94,439
PepsiCo, Inc. ....................... 37,797     2,004,375
Procter & Gamble Co. ................ 21,191     1,123,123
Sara Lee Corp. ...................... 41,678       923,584
The Coca-Cola Co. ...................  9,890       412,116
Wal-Mart Stores, Inc. ............... 14,128       707,954(h)
                                                10,517,382

ENERGY -- 9.3%

Burlington Resources Inc. ........... 21,615     1,082,263
ConocoPhillips Co. ..................  8,771       945,865
EnCana Corp. ........................ 12,373       871,307
Exxon Mobil Corp. ................... 67,813     4,041,655(h)
Nabors Industries Ltd. ..............  4,148       245,313(a)
Occidental Petroleum Corp. ..........  9,516       677,254
Schlumberger Ltd. ................... 11,585       816,511
                                                 8,680,168

FINANCIALS -- 18.5%

Allstate Corp. ...................... 24,472     1,322,956
American International Group, Inc. .. 18,225     1,009,847
Bank of America Corp. ............... 46,771     2,062,601(h)
Blackrock Inc. (Class A) ............  7,341       550,061

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Chubb Corp. .........................  8,194  $    649,538
CIT Group Inc. ......................  2,119        80,522
Citigroup Inc. ...................... 51,665     2,321,825(h)
Federal Home Loan Mortgage Corp. ....  8,157       515,522
Federal National Mortgage Assoc. .... 15,823       861,562
JPMorgan Chase & Co. ................ 18,084       625,706
Marsh & McLennan
   Companies, Inc. ..................    183         5,567
MBNA Corp. .......................... 24,017       589,617
Mellon Financial Corp. .............. 22,887       653,195
Merrill Lynch & Co., Inc. ...........  7,912       447,819
Morgan Stanley ...................... 24,722     1,415,335
Principal Financial Group ........... 14,529       559,221
Prudential Financial, Inc. .......... 10,197       585,308
Rayonier Inc. (REIT) ................  3,670       181,775
SLM Corp. ...........................  4,351       216,854
State Street Corp. .................. 18,013       787,528(e)
The Hartford Financial Services
   Group, Inc. ......................  2,826       193,751
US Bancorp .......................... 15,541       447,892
Wachovia Corp. ......................  2,718       138,373
Waddell & Reed Financial Inc.
   (Class A) ........................  9,395       185,457
Wells Fargo & Co. ................... 13,597       813,101
                                                17,220,933

HEALTHCARE -- 12.4%

Abbott Laboratories ................. 47,749     2,226,058(h)
Aetna Inc. ..........................  5,651       423,542
Bristol-Myers Squibb Co. ............ 16,954       431,649
GlaxoSmithKline PLC ADR ............. 21,016       965,055
HCA Inc. ............................ 14,275       764,712
Johnson & Johnson ................... 18,355     1,232,722
Medco Health Solutions, Inc. ........  4,623       229,162(a)
Merck & Co., Inc. ................... 18,084       585,379
Pfizer Inc. .........................105,235     2,764,523
UnitedHealth Group Incorporated ..... 10,669     1,017,609
Wyeth ............................... 20,485       864,057
                                                11,504,468

INDUSTRIALS -- 10.4%

Avery Dennison Corp. ................  1,088        67,380
Burlington Northern Santa Fe
   Corp. ............................17,5189        44,746
Caterpillar Inc. ....................  1,130       103,327
Deere & Co. ......................... 16,586     1,113,418
Eaton Corp. .........................  7,488       489,715
Emerson Electric Co. ................  4,880       316,858
General Dynamics Corp. ..............  6,185       662,104
Honeywell International Inc. ........ 14,820       551,452
ITT Industries, Inc. ................  4,380       395,251
Northrop Grumman Corp. .............. 24,133     1,302,699
Pitney Bowes Inc. ...................  2,040        92,045
Rockwell Collins, Inc. ..............  6,117       291,108
3M Co. ..............................  5,643       483,549
Tyco International Ltd. ............. 42,383     1,432,545
Union Pacific Corp. .................  6,527       454,932
United Technologies Corp. ...........  9,890     1,005,417
                                                 9,706,546


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

VALUE EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 10.9%

Analog Devices, Inc. ................ 25,854   $   934,364
Applied Materials, Inc. ............. 28,255       459,144(a)
Cisco Systems, Inc. ................. 31,717       567,417(a)
EMC Corp. ........................... 25,289       311,560(a)
First Data Corp. .................... 22,079       867,926
Hewlett-Packard Co. ................. 16,996       372,892
Intel Corp. ......................... 42,383       984,557
International Business
   Machines Corp. ................... 17,948     1,640,088
Microsoft Corp. ..................... 89,734     2,168,871
Motorola, Inc. ......................  8,974       134,341
Novell, Inc. ........................ 15,542        92,630(a,j)
Oracle Corp. ........................ 90,418     1,128,417(a)
Siebel Systems, Inc. ................ 16,954       154,790(a)
Sun Microsystems, Inc. .............. 16,247        65,638(a)
Texas Instruments Incorporated ......  2,826        72,035
Unisys Corp. ........................ 25,429       179,529(a)
                                                10,134,199

MATERIALS -- 6.2%

Alcan Inc. ..........................  8,838       335,137
Alcoa Inc. .......................... 14,128       429,350
Barrick Gold Corp. .................. 18,084       433,293
Dow Chemical Co. ....................  7,640       380,854
Freeport-McMoRan Copper &
   Gold Inc. (Class B) .............. 12,916       511,603
International Paper Co. .............  9,889       363,816
MeadWestvaco Corp. ..................  3,535       112,484
Monsanto Co. ........................  6,117       394,547
Newmont Mining Corp. ................ 11,963       505,437
Praxair, Inc. ....................... 18,366       878,997
Rohm & Haas Co. ..................... 11,726       562,848
Weyerhaeuser Co. .................... 12,916       884,746
                                                 5,793,112

TELECOMMUNICATION SERVICES -- 2.4%

Sprint Corp. ........................ 25,430       578,533
Verizon Communications Inc. ......... 25,430       902,765
Vodafone Group PLC ADR .............. 28,417       754,756
                                                 2,236,054

UTILITIES -- 4.8%

American Electric Power
   Company, Inc. .................... 18,366       625,546
Constellation Energy Group Inc. ..... 13,283       686,731
Dominion Resources, Inc. ............ 19,714     1,467,313
Entergy Corp. ....................... 12,715       898,442
PG&E Corp. .......................... 23,593       804,521
                                                 4,482,553

TOTAL COMMON STOCK
   (COST $78,003,416) ...............           88,595,942

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 3.5%

Financial Select Sector SPDR Fund ... 23,252   $   660,124
Industrial Select Sector SPDR Fund .. 86,664     2,637,186

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,918,881) ................            3,297,310

TOTAL INVESTMENTS IN SECURITIES
   (COST $80,922,297) ...............           91,893,252

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.4%

GEI Short Term Investment Fund
2.70% ............................ 1,262,247     1,262,247(d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 0.0%*

State Street Navigator Security
   Lending Prime Portfolio
2.78% ............................    55,098        55,098(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,317,345) .............               1,317,345


TOTAL INVESTMENTS
   (COST $82,239,642) ............              93,210,597


OTHER ASSETS AND LIABILITIES,
   NET-- 0.0%* ...................                  35,736
                                               -----------

NET ASSETS-- 100.0% ..............             $93,246,333
                                               ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Value Equity had the following long futures contracts open at March 31, 2005:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures        June 2005       1    $(296,125)     $150


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Small-Cap Value Equity Fund                                                  Q&A
--------------------------------------------------------------------------------


PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") IS SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND. PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUNDS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.


Q. HOW DID THE GE INSTITUTIONAL SMALL-CAP VALUE FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Small-Cap Value Fund returned 11.15% while the Fund's benchmark, the Russell 2000 Index, returned 7.99% and its Lipper peer group of 605 Small-Cap Core Funds returned an average of 9.39% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?
A. Inflation fears and interest-rate worries were on the rise and sent stocks sharply lower. We saw low-to-moderate inflation levels and more moderate growth in corporate profits and earnings. Estimates of profit gains in the broad market had slowed significantly over last year's torrid pace. We anticipated this and timely positioned the Fund for consistent earnings growth. We believe valuation was the primary contributor to strong, relative performance in the small-cap market.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED
    BY THE FUND IMPACTED PERFORMANCE?
A. Strong stock selection combined with disciplined buying and selling is imperative to Fund performance. We sought high-quality companies that could finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high return on equity, high return on invested capital, and the generation of free cash flow.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK OVER THE LAST SIX MONTHS?
A. The Fund outperformed its benchmark primarily due to strong stock selection. For the six-month period ended March 31, 2005, holdings in the Information Technology, Healthcare, and Industrials sectors provided strong results and were the primary contributors to return. We are reassured that the market has again rewarded companies with strong financial standing and attractive risk-reward profiles.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?
A. The most significant changes in sector allocation include reductions in the consumer discretionary sector and increases in the Healthcare, Energy, and Industrials sectors. Investors' fears of inflation and diminished consumer resilience increased selling pressure on the Consumer Discretionary sector. We believed performance would be found in very select stocks within this sector and realigned the Fund's holdings accordingly. Our selection screens had indicated attractive profiles of many companies within the Healthcare, Industrials, and Energy sectors.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED? WHICH
    STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?
A. The Energy sector provided the strongest sector return for the Index. The Fund's allocation to Energy increased due to increasing existing positions and market appreciation. We have found many compelling and reasonably valued stocks in the Healthcare and Industrials sectors. We redistributed the Fund's Information Technology holdings to

Small-Cap Value Equity Fund                                                  Q&A
--------------------------------------------------------------------------------


    include more software and productivity-enhancement stocks, as we believe these investments offer better value in the Information Technology sector. Among the top contributors to return over the last six months were: American Eagle Outfitters (+184 basis points (bps)), Centene Corp (+183 bps), DRS Technologies (+134 bps), Massey Energy (+127 bps), and Noven Pharmaceuticals (+122 bps). The common theme remains: catalyst for profitability, cash flow and cash earnings. Among the detractors were Amkor Technology (-58 bps), Intevac (-48bps), Zoran (-46 bps), Santarus (-46 bps) and Fleetwood Enterprises (-44bps). The Fund's holdings in Amkor, Intevac, Zoran, and Fleetwood were sold and the assets redeployed among stocks with stronger, near-term catalysts.

Q.  WHICH INVESTMENTS STAND OUT?
A. Holdings in the Energy, Industrials, and Healthcare sectors have provided the strongest near-term returns Comprehensive analysis and stock selection continued to make the difference in stock performance.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,111.07                             3.34
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,021.64                             3.12
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 11.15% FOR
   INVESTMENT CLASS SHARES.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                   Small-Cap Value Equity Fund            Russell 2000
--------------------------------------------------------------------------------

8/3/98                        10,000.00                      10,000.00
9/98                           8,910.00                       8,689.02
3/99                           8,680.73                       9,553.26
9/99                          10,155.95                      10,338.27
3/00                          13,319.90                      13,112.56
9/00                          13,051.23                      12,772.28
3/01                          13,285.99                      11,119.37
9/01                          13,713.48                      10,071.48
3/02                          16,272.03                      12,689.21
9/02                          13,284.89                       9,144.80
3/03                          12,327.48                       9,274.00
9/03                          14,662.24                      12,487.81
3/04                          17,820.80                      15,193.66
9/04                          17,296.66                      14,831.78
3/05                          19,224.89                      16,016.12


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                         SIX            ONE          FIVE          SINCE
                        MONTHS          YEAR         YEAR        INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------------------
Small-Cap Value
 Equity Fund             11.15%         7.88%         7.61%        10.31%        8/3/98
--------------------------------------------------------------------------------------------
Russell 2000              7.99%         5.41%         4.08%         7.32%
--------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $320,436
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Financial Services                15.8%
Short-Term                        15.2%
Technology                        13.7%
Consumer Discretionary            12.9%
Healthcare                        11.7%
Producer Durables                  9.9%
Materials & Processing             5.4%
Real Estate Investment Trust       4.8%
Energy                             4.5%
Autos & Transportation             3.9%
Consumer Staples                   1.8%
Utilities                          0.4%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 DRS Technologies, Inc.                                  2.58%
--------------------------------------------------------------------------------
 The Cooper Companies, Inc.                              2.50%
--------------------------------------------------------------------------------
 Centene Corp.                                           2.35%
--------------------------------------------------------------------------------
 Standard-Pacific Corp.                                  2.19%
--------------------------------------------------------------------------------
 Genesee & Wyoming Inc. (Class A)                        1.89%
--------------------------------------------------------------------------------
 Micros Systems, Inc.                                    1.79%
--------------------------------------------------------------------------------
 Manitowoc Co.                                           1.74%
--------------------------------------------------------------------------------
 KV Pharmaceutical Co. (Class A)                         1.72%
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                     1.67%
--------------------------------------------------------------------------------
 ADESA, Inc.                                             1.66%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                          SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 4.5%

Genesee & Wyoming Inc. (Class A) ... 233,399  $  6,047,368(a,j)
Oshkosh Truck Corp. ................  65,200     5,345,748
RailAmerica, Inc. ..................  93,400     1,165,632(a)
 ...................................            12,558,748

CONSUMER DISCRETIONARY -- 14.7%

ADESA, Inc. ........................ 227,100     5,305,056
American Eagle Outfitters .......... 149,600     4,420,680
Arbitron, Inc. .....................  49,300     2,114,970
Brinker International, Inc. ........  34,500     1,249,590(a)
Dave & Buster's, Inc. ..............  28,300       529,210(a,j)
Finish Line (Class A) ..............  67,900     1,571,885
infoUSA Inc. ....................... 222,000     2,333,220
Linens 'n Things, Inc. ............. 129,100     3,205,553(a,j)
Marvel Enterprises, Inc. ........... 109,500     2,190,000(a,j)
RARE Hospitality International,
   Inc. ............................  48,000     1,482,240(a)
School Specialty Inc. ..............  45,400     1,777,864(a,j)
TeleTech Holdings Inc. ............. 292,400     3,777,808(a,j)
The Talbots, Inc. ..................  86,300     2,759,874(j)
The Warnaco Group, Inc. ............  85,900     2,065,036(a)
Timberland Co. (Class A) ...........  62,500     4,433,125(a)
Triarc Companies, Inc. (Class A) ...  41,400       587,880(j)
Triarc Companies, Inc. (Class B) ... 113,200     1,565,556(j)
                                                41,369,547

CONSUMER STAPLES -- 2.0%

Gold Kist Inc. .....................  87,900     1,397,610(a,j)
Smithfield Foods, Inc. ............. 135,200     4,265,560(a,j)
                                                 5,663,170

ENERGY -- 5.1%

Chesapeake Energy Corp. ............ 171,900     3,771,486
Hydril Company LP ..................  47,300     2,762,793(a,j)
Oil States International, Inc. ..... 195,200     4,011,360(a)
St. Mary Land & Exploration Co. ....  77,900     3,898,895(j)
                                                14,444,534

FINANCIALS -- 18.0%

Cullen/Frost Bankers, Inc. .........  70,700     3,192,105
Digital Insight Corp. .............. 126,500     2,074,600(a,j)
HCC Insurance Holdings, Inc. ....... 102,000     3,688,320
Hilb Rogal & Hobbs Co. ............. 124,800     4,467,840(j)
Interactive Data Corp. ............. 186,300     3,865,725(a,j)
MoneyGram International, Inc. ...... 238,900     4,512,821

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

NCO Group, Inc. ....................  76,600  $  1,497,530(a)
Platinum Underwriters
   Holdings Ltd. ................... 114,100     3,388,770
Raymond James Financial, Inc. ...... 123,750     3,749,625
Sandy Spring Bancorp, Inc. .........  65,200     2,107,264(j)
Sky Financial Group, Inc. .......... 123,500     3,312,270(j)
Sterling Bancorp ...................  95,640     2,321,183(j)
The BISYS Group, Inc. .............. 136,400     2,138,752(a)
W Holding Company, Inc. ............ 360,045     3,625,653(j)
Webster Financial Corp. ............  76,900     3,492,029
Westamerica Bancorp ................  62,500     3,235,625
                                                50,670,112

HEALTHCARE -- 13.3%

Centene Corp. ...................... 251,000     7,527,490(a,j)
Computer Programs and
   Systems, Inc. ................... 128,300     3,602,664
Immunicon Corp. .................... 135,200       796,328(a,j)
KV Pharmaceutical Co. (Class A) .... 237,100     5,500,720(a,j)
LifePoint Hospitals, Inc. ..........  78,100     3,423,904(a)
Medical Action Industries Inc. .....  82,200     1,553,580(a,j)
Noven Pharmaceuticals Inc. ......... 247,600     4,199,296(a,j)
Santarus, Inc. ..................... 130,800       635,688(a,j)
The Cooper Companies, Inc. ......... 110,100     8,026,290
Thoratec Corp. ..................... 182,200     2,226,484(a,j)
                                                37,492,444

MATERIALS & PROCESSING -- 6.2%

Comfort Systems USA, Inc. .......... 182,900     1,417,475(a)
Commercial Metals co. .............. 137,300     4,653,097
Harsco Corp. .......................  60,100     3,582,561
Mueller Industries, Inc. ...........  99,800     2,809,370
Packaging Corp. of America ......... 133,000     3,230,570
Quanta Services, Inc. .............. 225,100     1,717,513(a,j)
                                                17,410,586

PRODUCER DURABLES -- 11.3%

Itron, Inc. ........................ 141,100     4,182,204(a,j)
Manitowoc Co. ...................... 138,300     5,585,937
Mine Safety Appliances Co. .........  56,900     2,204,306(j)
Photon Dynamics, Inc. .............. 112,400     2,142,344(a,j)
Rudolph Technologies, Inc. ......... 141,500     2,130,990(a,j)
Semitool, Inc. ..................... 108,700     1,108,740(a,j)
Standard-Pacific Corp. .............  97,300     7,024,087
Teledyne Technologies Inc. ......... 116,200     3,637,060(a)
Woodward Governor Co. ..............  51,800     3,714,060
                                                31,729,728

REAL ESTATE INVESTMENT TRUST -- 5.4%

BioMed Realty Trust Inc. ........... 175,700     3,619,420
CarrAmerica Realty Corp. ...........  38,200     1,205,210
Federal Realty Investment Trust ....  89,800     4,341,830
Kramont Realty Trust ...............   5,600       131,040


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Omega Healthcare Investors Inc. .... 218,300  $  2,396,934
Sizeler Property Investors ......... 174,800     2,073,128
The Mills Corp. ....................  26,700     1,412,430
 ...................................            15,179,992

TECHNOLOGY -- 15.6%

CSG Systems International .......... 125,700     2,047,653(a)
DRS Technologies, Inc. ............. 194,200     8,253,500(a)
EDO Corp. ..........................  70,500     2,118,525(j)
Intergraph Corp. ................... 143,800     4,142,878(a,j)
Intermagnetics General Corp. ....... 160,850     3,915,089(a,j)
Manhattan Associates, Inc. .........  94,900     1,933,113(a)
Micros Systems, Inc. ............... 156,200     5,734,102(a)
Mobility Electronics, Inc. ......... 243,000     1,698,570(a,j)
Parametric Technology Corp. ........ 818,200     4,573,738(a)
Varian, Inc. ....................... 117,500     4,452,075(a)
Websense, Inc. .....................  95,400     5,132,520(a,j)
                                                44,001,763

UTILITIES -- 0.4%

IDACORP, Inc. ......................  39,000     1,106,430(j)

TOTAL COMMON STOCK
   (COST $241,327,489) .............           271,627,054

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

GEI Short Term Investment Fund
2.70% ...........................  6,260,355     6,260,355(d,l)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 15.1%

State Street Navigator Security
   Lending Prime Portfolio
2.78% ........................... 42,548,295  $ 42,548,295(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $48,808,650) ...........               48,808,650


TOTAL INVESTMENTS
   (COST $290,136,140) ..........              320,435,704


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (13.9)% ................              (39,124,311)
                                              ------------


NET ASSETS-- 100.0% .............             $281,311,393
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Small-Cap Value Equity Fund had the following written option contracts open at March 31, 2005:

                     EXPIRATION DATE/   NUMBER OF
CALL OPTIONS           STRIKE PRICE     CONTRACTS    VALUE
--------------------------------------------------------------------------------

Cooper Companies, Inc.
  (Written Option
  Premium $106,601)   May 2005/85.00       365     $(5,475)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

International Equity Fund                                                    Q&A
--------------------------------------------------------------------------------


RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.


Q.  HOW DID THE GE INSTITUTIONAL INTERNATIONAL EQUITY
    FUND PERFORM COMPARED TO ITS BENCHMARK AND
    LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?

A. For the six-month period ended March 31, 2005, the GE Institutional International Equity Fund returned 13.95% for Investment Class shares and 13.83% for Service Class shares. The benchmark, MSCI EAFE Index returned 15.13% and the Fund's Lipper peer group of 288 International Multi-Cap Core Funds returned an average of 13.94% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the six-month period ended March 31, 2005, the market reflected strong double-digit returns supported by a weak U.S. Dollar. Moreover, solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Consumer Staples led all sectors as food producers rallied while Materials and Industrials gained on the back of continued global, especially Asian, growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively.

    Materials stocks, CVRD (Brazil) and BHP Billiton (UK), made the biggest contribution to returns reflecting continued strong demand for resources. IT stocks, Taiwan Semiconductor and Samsung Electronics (Korea), also made major contributions based on a recovery in certain elements of an otherwise troubled IT sector.


PICTURED TO THE LEFT:
RALPH R. LAYMAN

International Equity Fund                                                    Q&A
--------------------------------------------------------------------------------


    Canadian holdings continued to struggle with Alcan (the strong Canadian Dollar and higher input costs) and Nortel Networks (financial reporting difficulties), both negatively impacting Fund returns.


Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON
    FINANCIAL MARKETS?

A. The oil supply and demand equation has taken center stage as prices move to all-time highs. The U.S. Dollar, although weaker in the period, has shown signs of recovery in early 2005 supported by higher rates in the U.S. and strong support at 20-year lows. China's economy is watched for signs of a feared slowdown.


Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Modest trims were effected in the strong performing Materials sector and the sizeable overweight in emerging markets was reduced. Holdings in pure energy stocks were trimmed in favour of oil service and LNG associated stocks. Emphasis on insurance was reduced in favor of opportunities in Asian real estate and new additions were made to our Japanese holdings through Technology, Industrials and Domestic Consumption plays.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE END                EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)             OF THE PERIOD ($)              DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,139.19                             3.13

     Service Class                   1,000.00                           1,138.01                             4.49

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,021.83                             2.89

     Service Class                   1,000.00                           1,020.61                             4.15
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.57% FOR INVESTMENT CLASS AND 0.82% FOR SERVICE CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WERE AS
   FOLLOWS: 13.95% FOR INVESTMENT CLASS SHARES, AND 13.83% FOR SERVICE CLASS SHARES.

International Equity Fund
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    International Equity Fund                MSCI EAFE
--------------------------------------------------------------------------------
11/25/97                      10,000.00                      10,000.00
3/98                          12,027.37                      11,571.01
9/98                          10,066.17                      10,031.47
3/99                          12,472.12                      12,272.45
9/99                          13,035.72                      13,136.61
3/00                          16,497.03                      15,351.60
9/00                          14,551.12                      13,554.35
3/01                          12,345.92                      11,379.24
9/01                          10,290.32                       9,665.57
3/02                          11,488.20                      10,392.19
9/02                           8,644.21                       8,164.62
3/03                           8,322.40                       7,978.80
9/03                          10,808.97                      10,289.64
3/04                          13,020.57                      12,569.67
9/04                          13,136.25                      12,561.69
3/05                          14,969.02                      14,462.12


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                        SIX            ONE          FIVE          SINCE
                      MONTHS          YEAR          YEAR       INCEPTION*      COMMENCEMENT
--------------------------------------------------------------------------------------------
International
 Equity Fund             13.95%        14.96%        -1.93%         5.64%       11/25/97
--------------------------------------------------------------------------------------------
MSCI EAFE                15.13%        15.06%        -1.19%         5.16%
--------------------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    International Equity Fund         MSCI EAFE
--------------------------------------------------------------------------------
1/3/01                        10,000.00                      10,000.00
3/01                           8,821.46                       8,626.76
6/01                           8,900.62                       8,513.11
9/01                           7,343.89                       7,327.60
12/01                          8,109.06                       7,838.61
3/02                           8,180.19                       7,878.46
6/02                           7,913.45                       7,711.48
9/02                           6,144.04                       6,189.71
12/02                          6,476.88                       6,589.13
3/03                           5,908.57                       6,048.84
6/03                           7,189.51                       7,214.36
9/03                           7,667.61                       7,800.71
12/03                          9,076.84                       9,132.97
3/04                           9,231.93                       9,529.24
6/04                           9,195.44                       9,549.75
9/04                           9,295.78                       9,523.19
12/04                         10,516.58                      10,982.13
3/05                          10,581.21                      10,963.93


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                         SIX           ONE          THREE         SINCE
                       MONTHS         YEAR          YEAR       INCEPTION*      COMMENCEMENT
---------------------------------------------------------------------------------------------
International
 Equity Fund             13.83%        14.62%         8.96%         1.34%        1/3/01
---------------------------------------------------------------------------------------------
MSCI EAFE                15.13%        15.06%        11.64%         2.19%
---------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.


REGIONAL ALLOCATION AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $805,502
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Europe              51.1%
Short-Term          24.6%
Japan               12.5%
Other Region        10.2%
Pacific Rim          1.6%


TEN LARGEST HOLDINGS AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 BHP Billiton PLC                                        2.22%
--------------------------------------------------------------------------------
 Total S.A.                                              2.04%
--------------------------------------------------------------------------------
 GlaxoSmithKline PLC                                     1.73%
--------------------------------------------------------------------------------
 Vodafone Group PLC                                      1.64%
--------------------------------------------------------------------------------
 Telefonica S.A.                                         1.59%
--------------------------------------------------------------------------------
 Royal Bank of Scotland Group PLC                        1.55%
--------------------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing Co. Ltd.             1.45%
--------------------------------------------------------------------------------
 Smiths Group PLC                                        1.44%
--------------------------------------------------------------------------------
 Ente Nazionale Idrocarburi S.p.A.                       1.43%
--------------------------------------------------------------------------------
 BNP Paribas                                             1.40%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------

BRAZIL -- 3.0%

Aracruz Celulose S.A. ADR .......     79,440  $  2,843,952(j)
Cia Vale do Rio Doce ADR ........    107,684     2,861,164(a)
Cia Vale do Rio Doce ADR ........    254,232     8,036,273
Empresa Brasileira de
   Aeronautica S.A. ADR .........    154,701     4,842,141(j)
Petroleo Brasileiro S.A. ADR. ...     15,214       585,283(j)
                                                19,168,813

CANADA -- 2.3%

Abitibi-Consolidated Inc. .......     90,524       419,006(j)
Alcan Inc. ......................    176,510     6,711,129(j)
Manulife Financial Corp. ........     55,337     2,641,412(j)
Nortel Networks Corp. ...........  1,710,327     4,650,970(a)
                                                14,422,517

CHINA -- 1.5%

China Petroleum & Chemical
   Corp. ........................ 12,072,000     4,914,333
Huaneng Power International,
   Inc. .........................  5,993,654     4,418,767(j)
                                                 9,333,100

DENMARK -- 0.6%

Group 4 Securicor PLC ...........  1,342,860     3,560,844(a)

FINLAND -- 1.5%

Nokia Oyj .......................    388,253     6,034,932(a,j)
Sampo Oyj (Series A) ............    247,903     3,608,496(j)
                                                 9,643,428

FRANCE -- 12.3%

Accor S.A. ......................     72,069     3,536,770(j)
AXA S.A. ........................    288,964     7,717,594(j)
BNP Paribas .....................    159,090    11,299,505(h,j)
Carrefour S.A. ..................     97,928     5,210,520(j)
Credit Agricole S.A. ............    186,834     5,091,910(j)
Lagardere S.C.A. (Regd.) ........    114,000     8,652,549(j)
LVMH Moet Hennessy
   Louis Vuitton S.A. ...........     37,120     2,783,621(j)
Renault S.A. ....................     68,144     6,102,014(j)
Sanofi-Aventis ..................     63,552     5,372,827(j)
Total S.A. ......................     69,880    16,392,926(h,j)
Veolia Environnement ............    156,887     5,578,654(j)
                                                77,738,890

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

GERMANY -- 5.5%

Allianz AG (Regd.) ..............     26,913  $  3,426,044(j)
BASF AG .........................     88,920     6,320,243(j)
Bayerische Motoren Werke AG .....     84,169     3,834,128(j)
E.ON AG .........................    108,984     9,375,221(j)
Linde AG ........................     45,528     3,136,034
Siemens AG (Regd.) ..............    111,004     8,807,460
                                                34,899,130

HONG KONG -- 2.1%

Esprit Holdings Ltd. ............     65,139       444,736
Hongkong Land Holdings Ltd. .....  1,067,155     2,870,647
Jardine Matheson Holdings Ltd. ..    141,600     2,463,840
Sun Hung Kai Properties Ltd.
   (REIT) .......................    800,424     7,260,861
                                                13,040,084

INDIA -- 0.6%

Reliance Industries Ltd. ........    279,531     3,495,018

IRELAND -- 0.4%

Bank of Ireland .................    158,501     2,509,029

ITALY -- 6.5%

Banca Intesa S.p.A. .............  1,049,194     5,345,253(j)
Ente Nazionale Idrocarburi
   S.p.A. .......................    442,637    11,522,721(j)
Mediaset S.p.A. .................     62,279       898,444(j)
Riunione Adriatica di Sicurta
   S.p.A. .......................    247,374     5,835,218(j)
Telecom Italia S.p.A ............  2,624,781     8,229,752(j)
UniCredito Italiano S.p.A. ......  1,524,398     8,974,762(j)
                                                40,806,150

JAPAN -- 15.9%

Acom Co. Ltd. ...................    138,303     9,374,502(j)
Aiful Corp. .....................     27,000     2,165,856
Aiful Corp. .....................     13,500     1,060,209
Asahi Breweries Ltd. ............    118,200     1,534,964
Asahi Glass Co. Ltd. ............    797,035     8,420,433(j)
Canon Inc. ......................    144,900     7,789,594
Chiyoda Corp. ...................    313,000     3,268,708(j)
Chugai Pharmaceutical Co. Ltd. ..    316,500     4,873,556
Daikin Industries Ltd. ..........    283,997     7,168,959(j)
Honda Motor Co. Ltd. ............     77,300     3,880,899(j)
Hoya Corp. ......................     57,600     6,354,525
JSR Corp. .......................    104,200     2,060,424
Komatsu Ltd. ....................    895,000     6,744,297(j)
Kubota Corp. ....................    229,000     1,224,645
Lawson, Inc. ....................     80,696     2,972,534
Mitsubishi Estate Co. Ltd.
   (REIT) .......................    373,000     4,345,157(j)
Mitsui & Co. Ltd. ...............    551,000     5,094,792(j)
Mitsui OSK Lines Ltd. ...........    601,844     3,876,875


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INTERNATIONAL EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Mitsui Sumitomo
   Insurance Co. Ltd. ...........    725,000  $  6,663,005(j)
Nidec Corp. .....................     20,397     2,545,811
Sharp Corp. .....................     34,000       515,595(j)
SMC Corp. .......................     47,158     5,348,042
Toto Ltd. .......................    343,000     2,950,262(j)
 ................................              100,233,644

MALAYSIA -- 0.3%

Malaysia International Shipping
   Corp. BHD ....................    441,887     1,895,463

MEXICO -- 0.7%

America Movil S.A. de C.V. ADR
   (Series L) ...................     64,905     3,349,098
Grupo Televisa S.A. ADR .........     17,955     1,055,754
                                                 4,404,852

NETHERLANDS -- 2.4%

Aegon N.V. ......................    115,787     1,566,523
ING Groep N.V. ..................    178,507     5,405,521(j)
Koninklijke Philips Electronics
   N.V. .........................    307,109     8,481,601(a,j)
                                                15,453,645

NORWAY -- 0.5%

Stolt Offshore S.A. .............    357,672     2,769,885(a)
Telenor ASA .....................     65,780       593,795
                                                 3,363,680

RUSSIA -- 0.7%

LUKOIL ADR ......................     14,416     1,951,926(b)
LUKOIL ADR ......................     10,363     1,404,186(j)
MMC Norilsk Nickel ADR ..........     14,014       819,819(j)
                                                 4,175,931

SOUTH KOREA -- 2.2%

Kookmin Bank ....................     80,485     3,594,283
POSCO ...........................      2,442       483,350
Samsung Electronics Co. Ltd. ....     19,540     9,659,360
                                                13,736,993

SPAIN -- 3.8%

ACS Actividades de Construccion y
   Servicios S.A. ...............    145,522     3,612,338
Banco Santander Central Hispano
   S.A. (Regd.) .................    563,855     6,881,124(j)
Grupo Ferrovial S.A. ............      4,053       230,136(j)
Telefonica S.A. .................    732,871    12,801,273
Telefonica S.A. ADR .............      6,297       327,255(j)
                                                23,852,126

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SWEDEN -- 2.4%

Sandvik AB ......................    207,617$    8,666,430(j)
Svenska Handelsbanken ...........     60,244     1,428,434
Telefonaktiebolaget LM
   Ericsson (Series B) ..........  1,861,483     5,259,472(a,j)
                                                15,354,336

SWITZERLAND -- 6.5%

ABB Ltd. (Regd.) ................    694,509     4,329,392(a)
Adecco S.A. .....................     76,002     4,189,388
Credit Suisse Group (Regd.) .....    220,638     9,505,631(h)
Holcim Ltd. .....................     29,897     1,844,890
Nestle S.A. (Regd.) .............     34,764     9,544,860(h)
Novartis AG (Regd.) .............     61,252     2,867,574
Roche Holding AG ................     83,744     9,007,451
                                                41,289,186

TAIWAN -- 1.8%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .......  7,124,167    11,645,229

UNITED KINGDOM -- 22.8%

BG Group PLC ....................    527,372     4,098,194
BHP Billiton PLC ................  1,331,612    17,890,266(h)
Brambles Industries PLC .........  1,892,878    10,837,641
Diageo PLC ......................    477,084     6,725,169
GlaxoSmithKline PLC .............    606,425    13,899,763(h)
Group 4 Securicor PLC ...........    978,850     2,533,998
Kingfisher PLC ..................    811,678     4,428,690
Lloyds TSB Group PLC ............    622,662     5,624,058
National Grid Transco PLC .......    131,355     1,216,841
Prudential PLC ..................    342,949     3,279,061
Rank Group PLC ..................    625,403     3,235,069
Reed Elsevier PLC ...............    782,347     8,108,594
Rio Tinto PLC (Regd.) ...........    210,436     6,803,612
Royal Bank of Scotland
   Group PLC ....................    392,363    12,485,319
Smith & Nephew PLC ..............    772,284     7,260,050
Smiths Group PLC ................    721,947    11,616,076
Tesco PLC .......................  1,702,802    10,183,741
Vodafone Group PLC ..............  4,984,969    13,234,523(h)
                                               143,460,665

TOTAL COMMON STOCK
   (COST $496,490,463) ..........              607,482,753

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 31.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

GEI Short Term Investment Fund
2.70% ........................... 14,318,376    14,318,376(d,l)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INTERNATIONAL EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 29.1%

State Street Navigator Security
   Lending Prime Portfolio
2.78% .......................... 183,700,974  $183,700,974(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $198,019,350) .........               198,019,350


TOTAL INVESTMENTS
   (COST $694,509,813) .........               805,502,103


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET-- (27.7)% .......              (174,962,722)
                                              ------------

NET ASSETS-- 100.0% ............              $630,539,381
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at March 31, 2005:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  DEPRECIATION
--------------------------------------------------------------------------------
Dow Jones EURO
   STOXX 50 Index
   Futures        June  2005    137   $5,346,903  $(26,169)
FTSE 100 Index
   Futures        June  2005     39    3,620,234   (44,221)
TOPIX Index
   Futures        June  2005     24    2,648,841   (21,136)
                                                  --------
                                                  $(91,526)
                                                  ========


The GE Institutional International Equity Fund was invested in the following sectors at March 31, 2005:

                                        PERCENTAGE (BASED ON
SECTORS                                     MARKET VALUE)
--------------------------------------------------------------------------------
Short-Term                                       24.6%
Financial                                        17.4%
Industrials                                      13.9%
Materials                                         7.4%
Consumer Discretionary                            6.9%
Information Technology                            6.7%
Energy                                            5.8%
Healthcare                                        5.4%
Telecommunication Services                        4.8%
Consumer Staples                                  4.5%
Utilities                                         2.6%
                                               ------
                                               100.00%
                                               ======


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Premier Growth Equity Fund                                                   Q&A
--------------------------------------------------------------------------------


DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1999. (SEE PAGE 1 FOR DAVID'S BIOGRAPHICAL INFORMATION).


Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED
    MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Premier Growth Equity Fund returned 5.24% for Investment Class shares and 5.00% for Service Class shares. The S&P 500 Index, the Fund's benchmark, increased 6.88% and the Lipper peer group of 673 Large-Cap Growth Funds returned an average of 4.70% for the same period.

Q.  WHICH PARTICULAR STOCKS/SECTORS SIGNIFICANTLY CONTRIBUTED TO
    FUND PERFORMANCE?
A. Despite a post-election rally in late 2004, stocks retreated in the first three months of 2005. Weighing on the market was the high price of oil and fears that the economy will slow. The best performing sectors during the six-month period were Energy (+23%), Utilities (+18%), and Basic Materials (+10%). Most growth funds, including the GE Institutional Premier
    Growth Equity Fund, are underweighted in these sectors due to the lack of long-term growth in them. The Fund owns one energy stock, Schlumberger (+5%), which trailed the sector return.

    The Technology and Healthcare sectors each returned about 5% during the period, lagging the overall market return. These are the two largest sectors in the Fund with Technology at 25% of the total portfolio and Healthcare at 22%. Our Technology holdings lagged with disappointing performance from Molex (-10%) and First Data (-10%). Within Healthcare, Pfizer lagged (-14%), but we had strong performance from Lincare (+49%), UnitedHealth (+29%), and Johnson & Johnson (+19%).

Q.  WHAT WERE THE SIGNIFICANT CHANGES TO THE FUND OVER
    THE SIX-MONTH PERIOD ENDING MARCH 31, 2005?
A. The portfolio contained 36 stocks at the end of the period. We reduced the weighting in financial stocks and AIG was eliminated from the portfolio. With the sharp sell-off in eBay and Qualcomm earlier this year, we established new positions in these names, believing them to be solid long-term growth stocks. Overall portfolio turnover remains low by industry standards, running between 17-20%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE
    DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. The U.S. presidential election was a key event during the first half of the period, and it gave way to a post-election rally that drove stock prices up 9% by the end of 2004. However, oil prices hit historical highs during the six-month period, dampening the economy, and fueling investor concerns about the possibility of a recession should oil prices go higher. Despite the recent increases in short-term rates by the Federal Reserve, interest rates remain historically low and the indication is that inflation is under control. Corporate earnings continued to grow, but at a more muted pace than the last two years. Dividend growth has accelerated in the last two years, following the lowering of the dividend tax rate to 15%. The equity markets have responded favorably to the growth in corporate earnings and the increase in distributions from dividends.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
DAVID B. CARLSON

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,052.32                             1.93

     Service Class                   1,000.00                           1,050.01                             3.22
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.83                             1.86

     Service Class                   1,000.00                           1,021.63                             3.10
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.62% FOR SERVICE CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WERE AS
   FOLLOWS: 5.24% FOR INVESTMENT CLASS SHARES, AND 5.00% FOR SERVICE CLASS
   SHARES.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    Premier Growth Equity Fund                S&P 500
--------------------------------------------------------------------------------
10/29/99                      10,000.00                      10,000.00
3/00                          12,103.05                      11,069.14
9/00                          11,462.36                      10,647.30
3/01                          10,050.64                       8,650.25
9/01                           8,759.44                       7,808.89
3/02                          10,258.26                       8,668.03
9/02                           7,405.86                       6,208.85
3/03                           7,782.05                       6,522.01
9/03                           9,384.24                       7,726.29
3/04                          10,304.04                       8,814.05
9/04                          10,021.89                       8,798.24
3/05                          10,546.71                       9,403.86


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                            SIX          ONE         THREE        SINCE
                          MONTHS        YEAR         YEAR      INCEPTION*      COMMENCEMENT
--------------------------------------------------------------------------------------------
Premier Growth
 Equity Fund                 5.24%        2.36%        0.93%        0.99%       10/29/99
--------------------------------------------------------------------------------------------
S&P 500                      6.88%        6.69%        2.75%       -1.13%
--------------------------------------------------------------------------------------------


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                    Premier Growth Equity Fund               S&P 500
--------------------------------------------------------------------------------
1/3/01                        10,000.00                      10,000.00
3/01                           9,400.97                       8,815.97
6/01                           9,739.13                       9,331.41
9/01                           8,173.91                       7,958.49
12/01                          9,380.39                       8,808.80
3/02                           9,564.32                       8,834.09
6/02                           8,305.85                       7,650.05
9/02                           6,892.50                       6,327.80
12/02                          7,418.49                       6,861.89
3/03                           7,234.48                       6,646.95
6/03                           8,377.28                       7,670.12
9/03                           8,716.24                       7,874.30
12/03                          9,571.53                       8,833.18
3/04                           9,561.82                       8,982.90
6/04                           9,649.19                       9,137.11
9/04                           9,290.01                       8,966.79
12/04                         10,243.69                       9,794.44
3/05                           9,754.97                       9,584.01


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                            SIX          ONE         THREE        SINCE
                          MONTHS        YEAR         YEAR      INCEPTION*      COMMENCEMENT
---------------------------------------------------------------------------------------------
Premier Growth
 Equity Fund                5.00%         2.02%        0.66%       -0.58%        1/3/01
---------------------------------------------------------------------------------------------
S&P 500                     6.88%         6.69%        2.75%       -0.99%
---------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in a limited number of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


SECTOR ALLOCATION AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $491,489
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Information Technology              25.2%
Healthcare                          21.0%
Consumer-Discretionary              18.7%
Financials                          14.3%
Short-Term                           8.6%
Telecommunication Services           4.1%
Energy                               3.3%
Industrial                           3.2%
Materials                            1.6%


TEN LARGEST HOLDINGS AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 UnitedHealth Group Inc.                                 4.30%
--------------------------------------------------------------------------------
 Vodafone Group PLC ADR                                  4.13%
--------------------------------------------------------------------------------
 Intuit Inc.                                             3.88%
--------------------------------------------------------------------------------
 Liberty Media Corp. (Series A)                          3.68%
--------------------------------------------------------------------------------
 First Data Corp.                                        3.56%
--------------------------------------------------------------------------------
 Carnival Corp.                                          3.54%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       3.39%
--------------------------------------------------------------------------------
 Comcast Corp. (Class A) (Special)                       3.28%
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                       3.27%
--------------------------------------------------------------------------------
 State Street Corp.                                      3.25%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.4%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.6%

Carnival Corp. ..................    335,446  $ 17,379,457
Comcast Corp. (Class A)
   (Special) ....................    483,043    16,133,636(a)
eBay Inc. .......................    178,459     6,649,382(a)
Home Depot Inc. .................    389,118    14,879,872
IAC/InterActiveCorp. ............    348,864     7,769,201(a)
Liberty Media Corp. (Series A) ..  1,744,322    18,088,619(a,h)
Liberty Media International Inc.
   (Series A) ...................    254,940    11,151,076(a)
                                                92,051,243

ENERGY -- 3.4%

Schlumberger Ltd. ...............    228,104    16,076,770

FINANCIALS -- 14.9%

AFLAC Incorporated ..............    348,864    12,998,673(h)
American Express Co. ............    120,760     6,203,441
Citigroup Inc. ..................    234,812    10,552,451(h)
Federal National Mortgage
   Assoc. .......................    161,013     8,767,158
SLM Corp. .......................    315,319    15,715,499
State Street Corp. ..............    364,966    15,956,314(e)
                                                70,193,536

HEALTHCARE -- 21.9%

Amgen Inc. ......................    268,359    15,621,177(a)
DENTSPLY International Inc. .....     92,583     5,037,441
Johnson & Johnson ...............    248,230    16,671,127
Lincare Holdings Inc. ...........    228,104    10,089,040(a)
Medtronic Inc. ..................    197,243    10,049,531
Pfizer Inc. .....................    503,170    13,218,276
UnitedHealth Group Inc. .........    221,395    21,116,655
Zimmer Holdings Inc. ............    144,913    11,275,681(a)
                                               103,078,928

INDUSTRIALS -- 3.3%

Dover Corp. .....................    415,954    15,718,902

INFORMATION TECHNOLOGY -- 26.3%

Certegy Inc. ....................    201,267     6,967,864
Cisco Systems Inc. ..............    583,677    10,441,982(a)
Dell Inc. .......................    335,446    12,887,835(a)
First Data Corp. ................    445,474    17,511,583
Intel Corp. .....................    221,393     5,142,959
Intuit Inc. .....................    436,082    19,087,309(a)
Microsoft Corp. .................    650,767    15,729,038

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Molex Inc. (Class A) ............    623,930  $ 14,724,748(j)
Paychex Inc. ....................    281,775     9,247,855
Qualcomm Inc. ...................    120,762     4,425,927
Yahoo! Inc. .....................    228,104     7,732,726(a)
                                               123,899,826

MATERIALS -- 1.7%

Monsanto Co. ....................    124,787     8,048,762

TELECOMMUNICATION SERVICES -- 4.3%

Vodafone Group PLC. ADR .........    764,818    20,313,566(h,j)

TOTAL COMMON STOCK
   (COST $422,304,234) ..........              449,381,533

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.6%

GEI Short Term Investment Fund
2.70% ........................... 21,682,532    21,682,532(d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 4.3%

State Street Navigator Security
   Lending Prime Portfolio
2.78% ........................... 20,424,696    20,424,696(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $42,107,228) ...........               42,107,228

TOTAL INVESTMENTS
   (COST $464,411,462) ..........              491,488,761

LIABILITIES IN EXCESS OF OTHER
   ASSETS-- (4.3)% ..............              (20,329,201)
                                              ------------

NET ASSETS-- 100.0% .............             $471,159,560
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity had the following long futures contracts open at March 31, 2005:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL    UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures        June 2005      6     $1,775,850   $(38,750)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Strategic Investment Fund
--------------------------------------------------------------------------------


THE STRATEGIC INVESTMENT FUND IS JOINTLY MANAGED BY RALPH R. LAYMAN (SEE PAGE 27 FOR RALPH'S BIOGRAPHICAL DETAILS) PAUL M. COLONNA AND CHRISTOPHER D. BROWN.

PAUL COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. MR. COLONNA ALSO MANAGES FIXED INCOME INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE JANUARY 2005. HE IS ALSO PORTFOLIO MANAGER OF GE SHORT-TERM GOVERNMENT FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA
WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE
CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF MUTUAL FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


PICTURED FROM LEFT TO RIGHT:
RALPH R. LAYMAN,
CHRISTOPHER D. BROWN AND PAUL M. COLONNA

                                                                             Q&A
--------------------------------------------------------------------------------


Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED
    MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Strategic Investment Fund returned 5.31% while the Fund's broad-based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 6.88% and 0.47%, respectively. The Fund's Lipper peer group of 396 Flexible Portfolio Funds returned an average of 5.68% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?
A. The domestic equity market strengthened after the election in late 2004, but then declined modestly in the first quarter of 2005. With oil prices staying over $50 a barrel, investors were worried about a slowing economy. The Energy sector contributed most to performance overall, particularly oil and gas stocks, with Encana (+53%), Burlington Resources (+23%), and Exxon Mobil (+25%) advancing over the period. Within Healthcare, pharmaceutical company Johnson & Johnson (+19%) was one of several positive contributors from this industry. A position in Lincare Holdings (+49%), also in the Healthcare sector, helped the portfolio's return versus the benchmark.

    Investments in the Information Technology, Financials, and Consumer Staples sectors were the primary drivers of underperformance over the period. In particular, the IT services, Insurance, and Tobacco industries within these sectors impacted the Fund's performance. In Consumer Staples, an underweight in Tobacco stocks, including Altria (+42%), drove underperformance versus the benchmark. Although our allocation to Healthcare helped performance versus the benchmark, overweight in Pfizer (-13%) detracted from the portfolio. Information Technology names First Data (-9%) and Molex (-10%) detracted from performance as the benchmark sector rose 16%.

    The U.S. presidential election was a key event during the first half of the period, and it gave way to a post-election rally that drove stock prices up 9% by the end of 2004. However, oil prices hit historical highs during the six-month period, dampening the economy, and fueling investor concerns about the possibility of a recession should oil prices go higher. Despite the recent increases in short-term rates by the Federal Reserve, interest rates remain historically low and the indication is that inflation is under control. Corporate earnings continued to grow, but at a more muted pace than the last two years. Dividend growth has accelerated in the last two years, following the lowering of the dividend tax rate to 15%. The equity markets have responded favorably to the growth in corporate earnings and the increase in distributions from dividends.

    International equity markets have reflected strong double-digit returns supported by a weak US Dollar. Solid if unspectacular economic growth benefiting from substantial liquidity and low rates but somewhat offset by higher oil and other commodity prices, higher bond yields, and widening corporate spreads impacted the Fund's performance. Consumer Staples led all sectors as food producers allied while Materials and Industrials gained on the back of continued global, especially Asian growth. Healthcare and IT stocks lagged severely, hit by pipeline concerns and pricing pressures respectively. Materials stocks, CVRD (Brazil) and BHP Billiton (UK), made the biggest contribution to returns reflecting continued strong demand for resources. IT stocks, Taiwan Semiconductor and Samsung Electronics (Korea), also made major contributions based on a recovery in certain elements of an otherwise troubled IT sector. Canadian holdings continued to struggle with Alcan (the strong Canadian Dollar and higher input costs) and Nortel Networks (financial reporting difficulties), both negatively impacting Fund returns.

Strategic Investment Fund                                                    Q&A
--------------------------------------------------------------------------------


    The oil supply and demand equation has taken centre stage as prices move to all-time highs. The U.S. Dollar, although weaker in the period, has shown signs of recovery in early 2005 supported by higher rates in the US and strong support at 20-year lows.

    In the fixed income portfolio, interest rates rose across most of the maturity spectrum resulting in price declines for most fixed income assets. The income portion of total bond returns, however, lifted the total return for the broad market into moderately positive territory. The Federal Reserve methodically raised its Fed Funds target 100 basis points (bps) during the period in 25 bps increments at each of its four scheduled meetings between October 2004 and March 2005. This policy action pushed the yield on the U.S. Treasury 2-year note up 117 bps to 3.78%. The U.S. Treasury 10-year note yield began the period at roughly 4.2% then traded in a range between 3.97% and 4.4%, until breaking out to higher levels upon investor reaction to comments from the Fed chairman regarding longer bond yields and language from the FOMC citing inflationary pressures. The 10-year yield peaked at 4.65% before slipping back to end March at 4.48%. The 30-year Treasury bond yield fell 14 bps to 4.76%. Of the major fixed income sectors, mortgage-backed securities performed the best (1.14% return) followed by the government-related sector (0.24% return). Commercial MBS lagged with (0.22)% return. In general, lower quality underperformed higher quality. Fund performance for the period benefited from security selection. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The Fund's exposure in treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors.

Strategic Investment Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,052.86                             1.97
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.79                             1.90
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.38% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 5.31% FOR
   INVESTMENT CLASS SHARES.

Strategic Investment Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                      Strategic Investment Fund               S&P 500                       LB Aggregate
------------------------------------------------------------------------------------------------------------------------------------
10/29/99                      10,000.00                      10,000.00                        10,000.00
3/00                          11,013.66                      11,069.14                        10,170.64
9/00                          11,023.71                      10,647.30                        10,659.73
3/01                          10,602.69                       8,650.25                        11,445.10
9/01                          10,094.71                       7,808.89                        12,040.47
3/02                          10,880.97                       8,668.03                        12,057.19
9/02                           9,304.65                       6,208.85                        13,075.52
3/03                           9,574.91                       6,522.01                        13,466.17
9/03                          10,914.06                       7,726.29                        13,782.88
3/04                          11,935.77                       8,814.05                        14,194.02
9/04                          11,800.40                       8,798.24                        14,289.82
3/05                          12,426.49                       9,403.86                        14,356.96


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                         SIX           ONE          THREE         SINCE
                       MONTHS         YEAR          YEAR       INCEPTION*      COMMENCEMENT
--------------------------------------------------------------------------------------------
Strategic
 Investment Fund          5.31%         4.11%         4.53%         4.09%       10/29/99
--------------------------------------------------------------------------------------------
S&P 500                   6.88%         6.69%         2.75%        -1.13%
--------------------------------------------------------------------------------------------
LB Aggregate              0.47%         1.15%         5.99%         6.90%
--------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.


REGIONAL ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $166,949
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Domestic Equity                 50.1%
Bonds and Notes                 22.0%
Foreign Equity                  17.0%
Short-Term and Others           10.9%


TEN LARGEST HOLDINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
 Citigroup Inc.                                          2.02%
--------------------------------------------------------------------------------
 First Data Corp.                                        1.99%
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc. 6.00%, TBA             1.94%
--------------------------------------------------------------------------------
 Vodafone Group PLC ADR                                  1.84%
--------------------------------------------------------------------------------
 Liberty Media Corp. (Series A)                          1.82%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       1.81%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         1.78%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.73%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 2.88%, 11/30/06                     1.64%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.62%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                            STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

DOMESTIC EQUITY -- 52.7%


CONSUMER DISCRETIONARY -- 9.2%

Carnival Corp. ..................     43,505  $  2,253,994
Comcast Corp. (Class A)
   (Special) ....................     73,650     2,459,910(a)
eBay Inc. .......................     10,008       372,898(a)
Family Dollar Stores, Inc. ......     14,465       439,157
Liberty Media Corp. (Series A) ..    292,912     3,037,497(a)
Liberty Media International Inc.
   (Series A) ...................     17,621       770,743(a)
Target Corp. ....................     23,032     1,152,061
The Home Depot, Inc. ............     58,302     2,229,468
Viacom Inc. (Class B) ...........     39,034     1,359,554
                                                14,075,282

CONSUMER STAPLES -- 3.7%

Avon Products, Inc. .............      2,260        97,044
Clorox Co. ......................      6,745       424,868
Colgate-Palmolive Co. ...........     33,497     1,747,538
PepsiCo, Inc. ...................     37,520     1,989,686
Sara Lee Corp. ..................      8,362       185,302
The Coca-Cola Co. ...............     16,951       706,348
Wal-Mart Stores, Inc. ...........      9,177       459,859
                                                 5,610,645

ENERGY -- 4.1%

Burlington Resources Inc. .......     20,690     1,035,948
Exxon Mobil Corp. ...............     50,629     3,017,488
Nabors Industries Ltd. ..........      9,041       534,685(a)
Schlumberger Ltd. ...............     24,202     1,705,757
                                                 6,293,878

FINANCIALS -- 10.3%

AFLAC Incorporated ..............     14,791       551,113
American International
   Group, Inc. ..................     45,155     2,502,039(h)
Bank of America Corp. ...........     24,830     1,095,003
Berkshire Hathaway Inc.
   (Class B) ....................        342       976,752(a)
Citigroup Inc. ..................     75,039     3,372,253(h)
Federal National Mortgage
   Assoc. .......................     41,330     2,250,419
HCC Insurance Holdings, Inc. ....      9,493       343,267
MBNA Corp. ......................     33,451       821,222
Mellon Financial Corp. ..........     17,796       507,898
Merrill Lynch & Co., Inc. .......     13,485       763,251
State Street Corp. ..............     49,449     2,161,910(e)
SunTrust Banks, Inc. ............      5,137       370,224
                                                15,715,351

HEALTHCARE -- 8.2%

Abbott Laboratories .............     38,252     1,783,308
Amgen Inc. ......................     13,787       802,541(a)
Cardinal Health, Inc. ...........     12,834       716,137

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Johnson & Johnson ...............     40,205  $  2,700,168
Lincare Holdings Inc. ...........     35,260     1,559,550(a)
Pfizer Inc. .....................    110,064     2,891,381
Wyeth ...........................     50,747     2,140,508
                                                12,593,593

INDUSTRIALS -- 3.7%

Corinthian Colleges, Inc. .......     16,726       262,933(a,j)
Dover Corp. .....................     48,943     1,849,556
Southwest Airlines Co. ..........     56,555       805,343
Tyco International Ltd. .........     25,315       855,647
United Technologies Corp. .......      6,053       615,348
Waste Management, Inc. ..........     44,300     1,278,055
                                                 5,666,882

INFORMATION TECHNOLOGY -- 13.3%

Applied Materials, Inc. .........     45,204       734,565(a)
Automatic Data Processing, Inc. .     34,504     1,550,955(h)
Certegy Inc. ....................     26,535       918,642
Checkfree Corp. .................      8,040       327,710(a)
Cisco Systems, Inc. .............     70,474     1,260,780(a)
Dell Inc. .......................     42,940     1,649,755(a)
EMC Corp. .......................     58,762       723,948(a)
First Data Corp. ................     84,397     3,317,646
Intel Corp. .....................     61,252     1,422,884
International Business
   Machines Corp. ...............      4,838       442,096
Intuit Inc. .....................     38,718     1,694,687(a)
Microsoft Corp. .................    122,730     2,966,384
Molex Inc. (Class A) ............     70,474     1,663,186
Oracle Corp. ....................     76,847       959,051(a)
Paychex, Inc. ...................      6,830       224,161
Yahoo! Inc. .....................     14,836       502,940(a)
                                                20,359,390

MATERIALS -- 0.2%

Monsanto Co. ....................      3,481       224,525

TOTAL DOMESTIC EQUITY
   (COST $77,532,873) ...........               80,539,546

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 18.6%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.5%

Accor S.A. ......................      3,013       147,862(j)
Bayerische Motoren Werke AG .....      3,518       160,254(j)
Esprit Holdings Ltd. ............      2,706        18,475
Grupo Televisa S.A. ADR .........        751        44,159
Honda Motor Co. Ltd. ............      3,200       160,658(j)
Kingfisher PLC ..................     33,927       185,113
Koninklijke Philips Electronics
   N.V. .........................     12,837       354,527(a,j)
Lagardere S.C.A. (Regd.) ........      4,765       361,661(j)
LVMH Moet Hennessy
   Louis Vuitton S.A. ...........      1,553       116,459(j)
Mediaset S.p.A. .................      2,603        37,551(j)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Rank Group PLC ..................     26,141  $    135,221
Reed Elsevier PLC ...............     32,701       338,928
Renault S.A. ....................      2,848       255,027(j)
Sharp Corp. .....................      1,000        15,165
                                                 2,331,060

CONSUMER STAPLES -- 1.0%

Asahi Breweries Ltd. ............      5,000        64,931
Carrefour S.A. ..................      4,093       217,779(j)
Diageo PLC ......................     19,940       281,082
Lawson, Inc. ....................      3,400       125,243
Nestle S.A. (Regd.) .............      1,453       398,938
Tesco PLC .......................     71,176       425,674
                                                 1,513,647

ENERGY -- 1.2%

BG Group PLC ....................     22,043       171,296
China Petroleum & Chemical
   Corp. ........................    504,000       205,171
Ente Nazionale Idrocarburi
   S.p.A. .......................     18,502       481,644(j)
LUKOIL ADR ......................      1,110       150,405
Petroleo Brasileiro S.A. ADR. ...        629        24,198
Stolt Offshore S.A. .............     14,857       115,056(a)
Total S.A. ......................      2,921       685,228(j)
                                                 1,832,998

FINANCIALS -- 3.8%

Acom Co. Ltd. ...................      5,780       391,782(j)
Aegon N.V. ......................      4,840        65,482
Aiful Corp. .....................      1,150        92,249(j)
Aiful Corp. .....................        575        45,157
Allianz AG (Regd.) ..............      1,125       143,213
AXA S.A. ........................     12,078       322,577(j)
Banca Intesa S.p.A. .............     43,750       222,890
Banco Santander Central Hispano
   S.A. (Regd.) .................     23,568       287,617(j)
Bank of Ireland .................      6,754       106,914
BNP Paribas .....................      6,650       472,322(j)
Credit Agricole S.A. ............      7,809       212,824(j)
Credit Suisse Group (Regd.) .....      9,222       397,307
Hongkong Land Holdings Ltd. .....     44,350       119,301
ING Groep N.V. ..................      7,461       225,933(j)
Kookmin Bank ....................      3,370       150,497
Lloyds TSB Group PLC ............     26,019       235,011
Manulife Financial Corp. ........      2,313       110,407(j)
Mitsubishi Estate Co. Ltd. .
   (REIT) .......................     15,000       174,738(j)
Mitsui Sumitomo
   Insurance Co. Ltd. ...........     29,000       266,520(j)
Prudential PLC ..................     14,320       136,919
Riunione Adriatica di Sicurta
   S.p.A. .......................     10,340       243,907
Royal Bank of Scotland Group
   PLC ..........................     16,400       521,862
Sampo Oyj (Series A) ............     10,363       150,845(j)
Sun Hung Kai Properties Ltd.
    (REIT) ......................     33,122       300,459
Svenska Handelsbanken ...........      2,522        59,799(j)
UniCredito Italiano S.p.A. ......     63,717       375,128
                                                 5,831,660

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 1.2%

Chugai Pharmaceutical Co. Ltd. ..     13,200   $   203,257(j)
GlaxoSmithKline PLC .............     25,348       580,997
Novartis AG (Regd.) .............      2,561       119,896
Roche Holding AG ................      3,500       376,458
Sanofi-Aventis ..................      2,656       224,544(j)
Smith & Nephew PLC ..............     32,280       303,456
                                                 1,808,608

INDUSTRIALS -- 3.1%

ABB Ltd. (Regd.) ................     29,029       180,959(a)
ACS Actividades de Construccion y
   Servicios S.A. ...............      6,082       150,975
Adecco S.A. .....................      3,177       175,123
Asahi Glass Co. Ltd. ............     33,002       348,656
Brambles Industries PLC .........     79,119       452,994
Chiyoda Corp. ...................     15,000       156,647(j)
Daikin Industries Ltd. ..........     11,000       277,674(j)
Empresa Brasileira de Aeronautica
   S.A. ADR .....................      6,467       202,417(j)
Group 4 Securicor PLC ...........     40,914       105,916
Group 4 Securicor PLC ...........     56,129       148,837(a)
Grupo Ferrovial S.A. ............        177        10,050(j)
Jardine Matheson Holdings Ltd. ..      6,400       111,360
Komatsu Ltd. ....................     37,000       278,815(j)
Kubota Corp. ....................     10,000        53,478(j)
Malaysia International Shipping
   Corp. BHD ....................     18,476        79,252
Mitsui & Co. Ltd. ...............     23,000       212,668(j)
Mitsui OSK Lines Ltd. ...........     25,000       161,042
Reliance Industries Ltd. GDR ....      5,107       130,841(b)
Sandvik AB ......................      8,689       362,700(j)
Siemens AG (Regd.) ..............      4,640       368,154
SMC Corp. .......................      1,997       226,474
Smiths Group PLC ................     30,176       485,530
Toto Ltd. .......................     14,000       120,419(j)
                                                 4,800,981

INFORMATION TECHNOLOGY -- 1.5%

Canon Inc. ......................      6,000       322,550
Hoya Corp. ......................      2,400       264,772
Nidec Corp. .....................        800        99,850
Nokia Oyj .......................     16,217       252,074(a,j)
Nortel Networks Corp. ...........     71,481       194,382(a)
Samsung Electronics Co. Ltd. ....        810       400,414
Taiwan Semiconductor
   Manufacturing Co. Ltd. .......    296,638       484,887
Telefonaktiebolaget LM Ericsson
   (Series B) ...................     77,809       219,843(a,j)
                                                 2,238,772

MATERIALS -- 1.6%

Abitibi-Consolidated Inc. .......      3,784        17,515(j)
Alcan Inc. ......................      7,378       280,521
Aracruz Celulose S.A. ADR .......      3,321       118,892
BASF AG .........................      3,717       264,196(j)
BHP Billiton PLC ................     55,660       747,795


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR ........      6,305  $    167,524(a)
Cia Vale do Rio Doce ADR ........      9,145       289,073
Holcim Ltd. .....................      1,250        77,135
JSR Corp. .......................      4,400        87,004(j)
Linde AG ........................      1,902       131,013
MMC Norilsk Nickel ADR ..........        587        34,339
POSCO ...........................        100        19,793
Rio Tinto PLC (Regd.) ...........      8,796       284,384
                                                 2,519,184

TELECOMMUNICATION SERVICES -- 3.1%

America Movil S.A. de C.V.
   ADR (Series L) ...............      2,754       142,106
Telecom Italia S.p.A ............    109,711       343,988(j)
Telefonica S.A. .................     30,633       535,076(j)
Telefonica S.A. ADR .............        263        13,668
Telenor ASA .....................      2,747        24,797
Vodafone Group PLC ..............    208,363       553,180
Vodafone Group PLC ADR ..........    115,719     3,073,497
                                                 4,686,312

UTILITIES -- 0.6%

E.ON AG .........................      4,555       391,839(j)
Huaneng Power International,
   Inc. .........................    249,426       183,887(j)
National Grid Transco PLC .......      5,490        50,858
Veolia Environnement ............      6,558       233,192(j)
                                                   859,776

TOTAL FOREIGN EQUITY
   (COST $24,362,300) ...........               28,422,998

                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 24.1%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 7.2%

U.S. Treasury Bonds
5.38%       02/15/31 ............ $  420,000       458,060
7.25%       05/15/16 ............    230,000       282,139
8.13%       08/15/19 - 08/15/21 .    595,000       808,853
U.S. Treasury Inflation Indexed Bonds
2.00%       01/15/14 ............    428,280       438,319(m)
2.38%       01/15/25 ............     80,930        87,056(m)
3.88%       04/15/29 ............     57,997        79,791(m)
4.53%       04/15/10 ............    206,345       201,896(d,m)
U.S. Treasury Notes
2.88%       11/30/06 ............  2,780,000     2,742,109
3.38%       02/15/08 - 09/15/09 .  2,310,000     2,242,460
3.50%       12/15/09 - 02/15/10 .  1,210,000     1,175,382
4.00%       02/15/15 ............  2,615,000     2,512,858
4.25%       11/15/13 ............     10,000         9,847
                                                11,038,770

FEDERAL AGENCIES -- 2.5%

Federal Farm Credit Bank
3.75%       01/15/09 ............    180,000       176,658

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal Home Loan Bank
2.38%       02/15/06 ............ $1,225,000  $  1,211,553
2.63%       10/16/06 ............    325,000       318,898
3.75%       08/18/09 ............    450,000       439,398
Federal Home Loan Mortgage Corp.
3.00%       09/29/06 ............    325,000       320,475
3.63%       09/15/08 ............    605,000       592,478
4.50%       01/15/14 ............    305,000       298,511
4.63%       07/18/07 ............    160,000       160,646
4.75%       12/08/10 ............     60,000        59,710
6.75%       03/15/31 ............    150,000       182,868
                                                 3,761,195

AGENCY MORTGAGE BACKED-- 7.7%
Federal Home Loan Mortgage Corp.
4.50%       06/01/33 - 02/01/35 .    121,596       115,566
6.00%       04/01/17 - 12/01/34 .     53,497        54,854
6.50%       03/01/32 - 12/01/34 .    115,513       119,868
7.00%       08/01/23 - 12/01/34 .    427,482       452,002
Federal National Mortgage Assoc.
4.00%       05/01/19 - 06/01/19 .     92,596        88,747
4.50%       05/01/18 - 04/01/34 .    445,796       430,717
5.00%       11/01/32 - 10/01/34 .     59,187        58,035
6.00%       01/01/19 - 02/01/35 .    503,786       517,032
6.50%       01/01/19 - 02/01/35 .  1,595,510     1,658,003
7.00%       10/01/22 - 10/01/34 .    312,155       330,194
4.50%       TBA .................    350,000       342,125(c)
5.00%       TBA .................  3,550,000     3,483,662(c)
5.50%       TBA .................    430,000       429,395(c)
6.00%       TBA .................  3,175,000     3,244,453(c)
Government National
   Mortgage Assoc.
4.50%       08/15/33 - 09/15/34 .    248,324       238,055
6.00%       06/15/33 ............    130,649       134,214
6.50%       06/15/24 - 06/15/34 .     72,631        75,835
7.00%       06/15/34 ............     22,247        23,517
                                                11,796,274

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-- 0.5%
Federal Home Loan Mortgage Corp.
3.84%       10/15/18 ............    162,324        13,544(g,i)
4.34%       12/15/30 ............    261,065        17,132(g,i)
4.50%       03/15/19 - 11/15/19 .    129,083        55,850(g)
5.00%       10/15/14 - 12/01/34 .    699,852       318,439(g)
Federal National Mortgage Assoc.
4.50%       05/25/18 - 12/25/19 .     83,480        30,384(g)
5.00%       02/25/11 - 01/15/35 .     70,195        48,505(g)
5.50%       07/25/34 ............     74,749        76,345
Federal National Mortgage
   Assoc. REMIC
4.50%       11/25/13 ............     78,189         4,543(g)
5.00%       10/25/22 ............     41,798         7,236(g)
5.50%       08/25/33 ............    201,575        51,087(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34 ............     35,000        33,228
                                                   656,293


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE NOTES -- 5.6%

Abbey National PLC
7.95%       10/26/29 ............ $   30,000   $    38,334
Ainsworth Lumber Co. Ltd.
6.75%       03/15/14 ............    100,000        93,750
Alberta Energy Co. Ltd.
7.38%       11/01/31 ............     10,000        11,948
Allegiance Corp.
7.00%       10/15/26 ............     10,000        10,906
Allied Waste North America
7.25%       03/15/15 ............    100,000        95,000(b)
Allstate Life Global Funding Trusts
3.85%       01/25/08 ............     30,000        29,521
AmerenUE
5.10%       08/01/18 ............     10,000         9,879
America Movil S.A. de C.V.
6.38%       03/01/35 ............     45,000        40,654
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15 ............    125,000       123,120
American Greetings
6.10%       08/01/28 ............     10,000        10,425
Appalachian Power Co. (Series G)
3.60%       05/15/08 ............      5,000         4,852
Assurant, Inc.
6.75%       02/15/34 ............     20,000        21,719
AT&T Wireless Services Inc.
7.35%       03/01/06 ............     50,000        51,567
8.75%       03/01/31 ............     35,000        46,146
Auburn Hills Trust
12.38%      05/01/20 ............     40,000        62,620
Banco Santander Chile
5.38%       12/09/14 ............     30,000        29,728(b)
Bank of America Corp.
3.88%       01/15/08 ............     80,000        78,972
4.75%       10/15/06 ............     50,000        50,535
Bank One Corp.
6.50%       02/01/06 ............     85,000        86,872
Bavaria S.A.
8.88%       11/01/10 ............     35,000        37,975(b)
BB&T Corp.
4.75%       10/01/12 ............      5,000         4,909
BBVA Bancomer Capital Trust I
10.50%      02/16/11 ............     25,000        26,125(b)
BellSouth Corp.
6.00%       11/15/34 ............     30,000        29,908
Belo Corp.
8.00%       11/01/08 ............     10,000        10,948
Boeing Co.
8.75%       08/15/21 ............     15,000        20,193
British Aerospace Finance, Inc.
7.50%       07/01/27 ............     10,000        11,696(b)
British Telecommunications PLC
8.38%       12/15/10 ............     35,000        40,664
Burlington Northern Santa Fe Corp.
8.13%       04/15/20 ............     25,000        31,559
Campbell Soup Co.
5.50%       03/15/07 ............     10,000        10,224

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Carolina Power & Light Co.
5.15%       04/01/15 ............ $   20,000  $     19,898
Case New Holland, Inc.
6.00%       06/01/09 ............    150,000       142,500(b)
Charter One Bank FSB
6.38%       05/15/12 ............     20,000        21,575
Citigroup Inc.
5.00%       03/06/07 ............     25,000        25,386
5.85%       12/11/34 ............     45,000        45,827
6.63%       06/15/32 ............     40,000        44,889
Clear Channel Communications, Inc.
4.63%       01/15/08 ............     15,000        14,901
CNA Financial Corp.
5.85%       12/15/14 ............     80,000        79,446
CNF Inc.
6.70%       05/01/34 ............      5,000         5,362
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13 ............     25,000        29,733
9.46%       11/15/22 ............     45,000        61,209
ConAgra Foods, Inc.
6.00%       09/15/06 ............     50,000        51,303
Consolidated Natural Gas Co.
5.38%       11/01/06 ............     10,000        10,166
Consumers Energy Co.
5.15%       02/15/17 ............     20,000        19,404
Consumers Energy Co. (Series L)
5.00%       02/15/12 ............     10,000         9,876
COX Communications, Inc.
5.45%       12/15/14 ............     30,000        29,205(b)
CSX Corp.
5.50%       08/01/13 ............     15,000        15,286
CSX Transportation, Inc.
9.75%       06/15/20 ............      8,000        11,022
DaimlerChrysler NA Holding Corp.
6.50%       11/15/13 ............     90,000        93,333
DBS Bank Ltd.
5.00%       11/15/19 ............     35,000        33,893(b)
Deutsche Telekom International
   Finance BV
3.88%       07/22/08 ............    150,000       146,822
5.25%       07/22/13 ............     30,000        30,091
Dominion Resources Inc. (Series B)
4.13%       02/15/08 ............     60,000        59,354
Dominion Resources Inc. (Series G)
3.66%       11/15/06 ............     20,000        19,844
Duke Capital LLC
4.30%       05/18/06 ............     30,000        30,045
4.33%       11/16/06 ............     35,000        35,024
5.50%       03/01/14 ............     20,000        20,008
6.25%       02/15/13 ............     15,000        15,765
Duke Energy Corp.
4.50%       04/01/10 ............      5,000         4,948
El Paso Production Holding Co.
7.75%       06/01/13 ............    100,000       101,250
Empresa Nacional de
   Electricidad S.A.
7.75%       07/15/08 ............     25,000        26,639


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Enterprise Products Operating LP
4.00%       10/15/07 ............  $  20,000  $     19,581
EOP Operating LP (REIT)
7.75%       11/15/07 ............     55,000        59,191
FirstEnergy Corp. (Series B)
6.45%       11/15/11 ............     80,000        84,404
Flextronics International Ltd.
6.25%       11/15/14 ............    150,000       142,500
Ford Motor Co.
7.45%       07/16/31 ............     15,000        13,551
Ford Motor Credit Co.
5.63%       10/01/08 ............      5,000         4,802
5.80%       01/12/09 ............     20,000        19,295
6.50%       01/25/07 ............     75,000        75,905
7.38%       02/01/11 ............     95,000        95,006
FPL Group Capital, Inc.
7.38%       06/01/09 ............     35,000        38,474
General Mills, Inc.
5.13%       02/15/07 ............     85,000        86,344
General Motors Acceptance Corp.
6.13%       09/15/06 ............    125,000       123,972
6.88%       09/15/11 ............    115,000       103,895
8.00%       11/01/31 ............     20,000        17,379
Georgia Power Co.
4.88%       07/15/07 ............     15,000        15,160
Georgia-Pacific Corp.
8.13%       05/15/11 ............     30,000        33,075
Golden West Financial Corp.
4.75%       10/01/12 ............     10,000         9,806
Goldman Sachs Group, Inc.
5.25%       10/15/13 ............     70,000        69,791
6.60%       01/15/12 ............     60,000        65,056
Goodrich Corp.
7.10%       11/15/27 ............     20,000        22,783
GTE Corp.
6.94%       04/15/28 ............     25,000        27,053
Halliburton Co.
8.75%       02/15/21 ............     50,000        65,606
Hertz Corp.
6.35%       06/15/10 ............     10,000         9,647
Household Finance Corp.
6.38%       11/27/12 ............    150,000       161,555
HSBC Bank USA NA
3.88%       09/15/09 ............     65,000        62,889
HSBC Finance Corp.
6.75%       05/15/11 ............     90,000        98,244
Huntington National Bank
2.75%       10/16/06 ............     15,000        14,695
Hydro Quebec
8.25%       04/15/26 ............     65,000        89,587
Intelsat Bermuda Ltd.
8.63%       01/15/15 ............    100,000       102,000(b)
International Business
   Machines Corp.
3.80%       02/01/08 ............     10,000         9,871
iStar Financial Inc.
6.00%       12/15/10 ............    105,000       106,984
7.00%       03/15/08 ............      5,000         5,298

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Jersey Central Power & Light
5.63%       05/01/16 ............ $   15,000  $     15,349
JPMorgan Chase Capital XV
   (Series O)
5.88%       03/15/35 ............     45,000        43,457
Kellogg Co. (Series B)
6.60%       04/01/11 ............     60,000        65,105
Kerr-McGee Corp.
5.88%       09/15/06 ............     25,000        25,452
KeySpan Corp.
5.80%       04/01/35 ............     45,000        45,199
KFW International Finance
4.75%       01/24/07 ............    125,000       126,956
Kinder Morgan Energy Partners LP
5.13%       11/15/14 ............     25,000        24,317
Kinder Morgan, Inc.
6.50%       09/01/12 ............     40,000        42,926
Kraft Foods Inc.
4.13%       11/12/09 ............    125,000       121,587
Liberty Media Corp.
5.70%       05/15/13 ............    100,000        94,261
Lockheed Martin Corp.
8.50%       12/01/29 ............     15,000        20,174
Masco Corp.
6.75%       03/15/06 ............     15,000        15,372
May Department Stores Co.
6.70%       07/15/34 ............     25,000        25,775
Medco Health Solutions, Inc.
7.25%       08/15/13 ............     15,000        16,580
Meritage Homes Corp.
6.25%       03/15/15 ............    150,000       141,000(b)
MGM Mirage
5.88%       02/27/14 ............    150,000       141,563
Midamerican Energy Holdings Co.
3.50%       05/15/08 ............     10,000         9,619
Morgan Stanley
4.00%       01/15/10 ............     75,000        72,202
5.30%       03/01/13 ............    100,000       100,421
Motorola, Inc.
4.61%       11/16/07 ............     20,000        20,052
Nationwide Mutual Insurance Co.
7.88%       04/01/33 ............     10,000        12,029(b)
Navistar International Corp.
6.25%       03/01/12 ............    150,000       142,500(b)
News America, Inc.
6.20%       12/15/34 ............     25,000        24,719(b)
Nexstar Finance, Inc.
7.00%       01/15/14 ............    100,000        94,500(b)
Noble Energy, Inc.
8.00%       04/01/27 ............     20,000        25,104
Nordea Bank Sweden AB
5.25%       11/30/12 ............     25,000        25,558(b)
Norfolk Southern Corp.
7.05%       05/01/37 ............     35,000        40,528
Norfolk Southern Railway Co.
9.75%       06/15/20 ............     12,000        16,703
Northeast Utilities (Series B)
3.30%       06/01/08 ............     10,000         9,627


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Northrop Grumman Corp.
4.08%       11/16/06 ............ $   90,000  $     89,884
NorthWestern Corp.
5.88%       11/01/14 ............     30,000        29,845(b)
Novelis Inc.
7.25%       02/15/15 ............    100,000        98,000(b)
Ocean Energy, Inc.
4.38%       10/01/07 ............      5,000         4,967
Ohio Power Co. (Series E)
6.60%       02/15/33 ............      5,000         5,540
Pacific Gas & Electric Co.
6.05%       03/01/34 ............     25,000        25,580
PanAmSat Corp.
9.00%       08/15/14 ............    100,000       105,500
Pemex Finance Ltd.
9.69%       08/15/09 ............     31,500        34,779
Pemex Project Funding Master Trust
7.38%       12/15/14 ............    190,000       202,160
Pepco Holdings, Inc.
5.50%       08/15/07 ............     20,000        20,342
Petrobras International Finance Co.
9.75%       07/06/11 ............     15,000        17,063
Pioneer Natural Resources Co.
6.50%       01/15/08 ............     35,000        36,975
Potomac Edison Co.
5.35%       11/15/14 ............     15,000        14,892(b)
Principal Life Global Funding I
5.25%       01/15/13 ............     15,000        15,252(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21 ............     35,000        45,327
PSI Energy, Inc.
6.65%       06/15/06 ............     10,000        10,261
Public Service Company of
   New Mexico
4.40%       09/15/08 ............     15,000        14,792
Quest Diagnostics
6.75%       07/12/06 ............     15,000        15,457
Rabobank Capital Funding Trust
5.25%       12/29/49 ............     20,000        19,808(b,i)
Raytheon Co.
4.85%       01/15/11 ............     20,000        19,942
6.40%       12/15/18 ............     55,000        58,928
RBS Capital Trust I
5.51%       09/29/49 ............    130,000       130,175(i)
Reckson Operating Partnership LP
5.88%       08/15/14 ............     20,000        20,560
Rogers Wireless
   Communications, Inc.
7.50%       03/15/15 ............     80,000        82,600
Royal Bank of Canada
4.13%       01/26/10 ............     10,000         9,788
SBC Communications Inc.
5.10%       09/15/14 ............     25,000        24,371
Scottish Power PLC
4.91%       03/15/10 ............     50,000        50,007
Shurgard Storage Centers Inc. (REIT)
5.88%       03/15/13 ............      5,000         5,097
Simon Property Group LP
4.88%       08/15/10 ............     20,000        19,738


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Sinclair Broadcast Group, Inc.
8.00%       03/15/12 ............   $100,000   $   102,000
SLM Corp.
4.00%       01/15/09 ............     20,000        19,586
Southern California Edison Co.
8.00%       02/15/07 ............     16,000        17,021
SouthTrust Bank
7.00%       11/15/08 ............      5,000         5,464
Sprint Capital Corp.
4.78%       08/17/06 ............     50,000        50,307(k)
6.00%       01/15/07 ............     50,000        51,247
6.13%       11/15/08 ............     45,000        47,033
8.38%       03/15/12 ............     45,000        52,609
8.75%       03/15/32 ............     75,000        97,356
State of Illinois
4.95%       06/01/23 ............     30,000        29,021
5.10%       06/01/33 ............     15,000        14,314
Stewart Enterprises, Inc.
6.25%       02/15/13 ............    105,000       101,850(b)
Telecom Italia Capital S.A.
  (Series B)
5.25%       11/15/13 ............     30,000        29,603
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08 ............     75,000        73,826
TELUS Corp.
7.50%       06/01/07 ............     50,000        53,193
Tenet Healthcare Corp.
6.38%       12/01/11 ............    100,000        92,250
Time Warner, Inc.
9.13%       01/15/13 ............     30,000        37,147
TXU Electric Delivery Co.
6.38%       05/01/12 ............     20,000        21,384
Tyco International Group S.A.
5.80%       08/01/06 ............     15,000        15,302
6.75%       02/15/11 ............     85,000        92,509
Tyson Foods, Inc.
7.25%       10/01/06 ............     35,000        36,484
UBS Preferred Funding Trust I
8.62%       10/29/49 ............     25,000        29,372(i)
Union Pacific Corp.
6.65%       01/15/11 ............     15,000        16,305
United Rentals North America, Inc.
7.75%       11/15/13 ............    100,000        97,000
United Utilities PLC
6.45%       04/01/08 ............     20,000        20,953
US Bank National Assoc.
2.85%       11/15/06 ............     20,000        19,619
Valero Energy Corp.
7.50%       04/15/32 ............     20,000        24,106
Verizon
6.50%       09/15/11 ............     20,000        21,633
Verizon Global Funding Corp.
7.75%       06/15/32 ............    145,000       179,906
VTB Capital S.A.
4.43%       07/30/07 ............     30,000        31,107(d,i)
Washington Mutual, Inc.
5.63%       01/15/07 ............      5,000         5,115
Wells Fargo & Co.
5.25%       12/01/07 ............     25,000        25,573


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

STRATEGIC INVESTMENT FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Westar Energy, Inc.
5.15%       01/01/17 ............  $  15,000  $     14,681
Weyerhaeuser Co.
6.13%       03/15/07 ............     20,000        20,591
Wisconsin Energy Corp.
5.88%       04/01/06 ............      5,000         5,092
Yara International ASA
5.25%       12/15/14 ............     20,000        19,736(b)
                                                 8,584,712

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%*

Master Alternative Loans Trust
6.50%       01/25/35 ............     44,438        45,993

SOVEREIGN BONDS -- 0.6%

Government of Bahamas
6.63%       05/15/33 ............     10,000        11,464(b)
Government of Brazil
11.00%      08/17/40 ............     80,000        89,040
Government of Finland
4.75%       03/06/07 ............     80,000        81,195
Government of Guatemala
10.25%      11/08/11 ............     30,000        34,838(b)
Government of Italy
4.50%       01/21/15 ............     10,000         9,706
Government of Jamaica
10.63%      06/20/17 ............     30,000        31,650
Government of Mexico
6.75%       09/27/34 ............     55,000        53,625
Government of Panama
7.25%       03/15/15 ............     45,000        44,663
Government of Philippines
10.63%      03/16/25 ............     35,000        37,450
Government of Russia
5.00%       03/31/30 ............    125,000       128,438(b,k)
Government of Turkey
7.25%       03/15/15 ............     45,000        43,988
Ontario Electricity Financial Corp.
7.45%       03/31/13 ............      5,000         5,910
Province of British Columbia
4.63%       10/03/06 ............     25,000        25,254
Province of New Brunswick
3.50%       10/23/07 ............     10,000         9,837
Province of Ontario
4.50%       02/03/15 ............     45,000        43,627
5.13%       07/17/12 ............    150,000       154,415
Province of Quebec
5.00%       07/17/09 ............     60,000        61,131
                                                   866,231

TOTAL BONDS AND NOTES
   (COST $37,077,881)                           36,749,468

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.9%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund ....................     20,055  $    569,361
Industrial Select Sector
   SPDR Fund ....................     78,415     2,386,168

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,708,315) ............                2,955,529

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%*
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $46,463) ...............         45        45,671(b,i)

TOTAL INVESTMENTS IN SECURITIES
   (COST $141,727,832) ..........              148,713,212

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.3%

GEI Short Term Investment Fund
2.70% ...........................  9,620,861     9,620,861(d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 5.6%

State Street Navigator Security
   Lending Prime Portfolio
2.78% ...........................  8,615,354     8,615,354(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $18,236,215) ...........               18,236,215

TOTAL INVESTMENTS
   (COST $159,964,047) ..........              166,949,427

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (9.2)% .................              (14,079,837)
                                              ------------

NET ASSETS-- 100.0% .............             $152,869,590
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at March 31, 2005:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
  Futures        June  2005       3     $887,550     $375


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Income Fund
--------------------------------------------------------------------------------


PAUL M. COLONNA HAS BEEN THE PORTFOLIO MANAGER OF THE INCOME FUND SINCE JANUARY 2005 AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY AND MARK DELANEY. SEE PAGE 38 FOR PAUL'S BIOGRAPHICAL INFORMATION.

BILL HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT I NVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.


[PHOTO OMITTED]

PICTURED BY ROW FROM LEFT TO RIGHT:
PAUL M. COLONNA, MARK DELANEY
AND BILL HEALEY.

                                                                             Q&A
--------------------------------------------------------------------------------


Q. HOW DID THE GE INSTITUTIONAL INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Income Fund returned 0.23% while the Lehman Brothers Aggregate Bond Index, the Fund's benchmark, advanced 0.47% and the Fund's Lipper peer group of 470 Intermediate Investment Grade Debt Funds returned an average of 0.39% for the same period.

Q.  DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING
    THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. Interest rates rose across most of the maturity spectrum resulting in price declines for most fixed income assets. The income portion of total bond returns, however, lifted the total return for the broad market into moderately positive territory. The Federal Reserve methodically raised its Fed Funds target 100 basis points (bps) during the period in 25 bps increments at each of its four scheduled meetings between October 2004 and March 2005. This policy action pushed the yield on the U.S. Treasury 2-year note up 117 bps to 3.78%. The U.S. Treasury 10-year note yield began the period at roughly 4.2% then traded in a range between 3.97% and 4.4%, until breaking out to higher levels upon investor reaction to comments from the Fed chairman regarding longer bond yields and language from the FOMC citing inflationary pressures. The 10-year yield peaked at 4.65% before slipping back to end March at 4.48%. The 30-year Treasury bond yield fell 14 bps to 4.76%. Of the major fixed income sectors, mortgage-backed securities performed the best, 1.14% return, followed by the government-related sector, 0.24% return. Commercial MBS lagged with (0.22)% return. In general, lower quality underperformed higher quality.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?
A. Fund performance for the period benefited from security selection. Although MBS performance lagged in December, it rebounded over the last three months. Investment grade corporate security holdings also performed well despite the emphasis in lower quality. The funds exposure in treasury inflation-indexed securities and yield curve positioning added relative return as well. The Fund's exposure to high yield and emerging markets caused a drag on performance in March, due to spread widening in those two sectors.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,002.34                             1.21
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.45                             1.22
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.24% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 0.23% FOR
   INVESTMENT CLASS SHARES.

Income Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                             Income Fund                    LB Aggregate
--------------------------------------------------------------------------------
11/21/97                      10,000.00                      10,000.00
3/98                          10,290.76                      10,257.76
9/98                          10,921.12                      10,941.19
3/99                          10,904.80                      10,923.66
9/99                          10,842.65                      10,901.15
3/00                          11,048.41                      11,128.07
9/00                          11,559.12                      11,663.20
3/01                          12,394.92                      12,522.51
9/01                          13,038.16                      13,173.92
3/02                          12,999.98                      13,192.21
9/02                          14,090.28                      14,306.41
3/03                          14,504.98                      14,733.83
9/03                          14,844.46                      15,080.35
3/04                          15,284.90                      15,530.21
9/04                          15,346.43                      15,635.01
3/05                          15,382.17                      15,708.48


 AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                         SIX           ONE          FIVE          SINCE
                       MONTHS         YEAR          YEAR       INCEPTION*      COMMENCEMENT
---------------------------------------------------------------------------------------------
Income Fund               0.23%         0.64%         6.84%         6.03%       11/21/97
---------------------------------------------------------------------------------------------
LB Aggregate              0.47%         1.15%         7.14%         6.35%
---------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions and invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $295,899
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

Mortgage Backed           35.1%
Corporate Notes           21.7%
Treasuries                15.2%
Asset Backed              15.2%
Federal Agencies           6.2%
Short-Terms & Others       5.3%
Sovereign Bonds            1.3%


QUALITY RATINGS
AS OF MARCH 31, 2005
as a % of Market Value
--------------------------------------------------------------------------------
         MOODY'S/S&P/                   PERCENTAGE OF
         FITCH RATING+                  MARKET VALUE
--------------------------------------------------------------------------------
           Aaa / AAA                       75.80%
--------------------------------------------------------------------------------
            Aa / AA                         3.41%
--------------------------------------------------------------------------------
             A / A                          6.79%
--------------------------------------------------------------------------------
            Below A                         9.31%
--------------------------------------------------------------------------------
       Ba / BB and lower                    4.68%
--------------------------------------------------------------------------------
           NR/Other                         0.01%
--------------------------------------------------------------------------------


AN INVESTMENT IN THE GE INSTITUTIONAL INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


+ MOODY'S INVESTORS SERVICES INC, STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.
* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   INCOME FUND
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 113.3%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 19.5%

U.S. Treasury Bonds
5.38%       02/15/31 ............ $3,103,000  $  3,384,194(j)
7.13%       02/15/23 ............  1,630,000     2,066,318(h)
7.25%       05/15/16 ............    760,000       932,284(h)
8.13%       08/15/19 - 08/15/21 .  3,316,000     4,505,751(h)
U.S. Treasury Inflation
   Indexed Bonds
2.00%       01/15/14 ............  2,688,360     2,751,375(h,m)
2.38%       01/15/25 ............    531,101       571,305(h,m)
3.88%       04/15/29 ............    382,780       526,621(h,m)
4.53%       04/15/10 ............  1,484,676     1,452,666(d,j,m)
U.S. Treasury Notes
2.88%       11/30/06 ............  6,915,000     6,820,749(j)
3.13%       05/15/07 ............  2,110,000     2,080,186(j)
3.38%       02/15/08 - 09/15/09 . 10,175,000     9,901,599(h,j)
3.50%       12/15/09 - 02/15/10 .  6,935,000     6,737,290(j)
3.88%       05/15/09 ............  1,895,000     1,879,404(j)
4.00%       02/15/15 ............  1,410,000     1,354,925(j)
4.25%       11/15/13 ............    135,000       132,932(h)
                                                45,097,599

FEDERAL AGENCIES -- 7.9%

Federal Farm Credit Bank
3.75%       01/15/09 ............  1,180,000     1,158,093(j)
Federal Home Loan Bank
2.38%       02/15/06 ............  2,930,000     2,897,837(h)
2.63%       10/16/06 ............  2,195,000     2,153,787(j)
3.75%       08/18/09 ............  1,650,000     1,611,127(j)
Federal Home Loan Mortgage Corp.
3.00%       09/29/06 ............  2,190,000     2,159,507(h)
3.63%       09/15/08 ............  2,895,000     2,835,080(h,j)
4.50%       01/15/14 ............  1,470,000     1,438,727(j)
4.63%       07/18/07 ............  1,225,000     1,229,945(h)
4.75%       12/08/10 ............  1,630,000     1,622,120(h)
6.75%       03/15/31 ............    915,000     1,115,495(h)
                                                18,221,718

AGENCY MORTGAGE BACKED -- 26.8%

Federal Home Loan
   Mortgage Corp.
4.50%       06/01/33 - 02/01/35 .    595,338       565,710
5.00%       04/01/13                 393,898       394,616
6.00%       04/01/17 - 12/01/34 .  1,151,015     1,179,232
6.50%       01/01/27 - 12/01/34 .  2,375,203     2,464,713

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

7.00%       10/01/16 - 12/01/34 . $  332,160  $    349,676
7.50%       09/01/12 - 09/01/33 .     72,837        77,554
8.00%       11/01/30 ............     80,980        87,259
8.50%       02/01/30 - 05/01/30 .    127,527       137,963
Federal National
   Mortgage Assoc.
4.00%       05/01/19 - 06/01/19 .    624,980       598,993
4.50%       05/01/18 - 04/01/34 .  2,754,034     2,660,278
5.00%       11/01/32 - 10/01/34 .    478,446       469,507
5.50%       04/01/14 - 08/01/33 .    818,697       828,758
5.50%       10/01/24 ............    153,524       152,442(i)
6.00%       02/01/14 - 02/01/35 .  4,606,613     4,718,871
6.50%       06/01/17 - 02/01/35 .  5,828,794     6,053,194
7.00%       03/01/15 - 10/01/34 .  2,052,933     2,160,968(h)
7.50%       09/01/13 - 03/01/34 .  1,053,153     1,125,249(h)
8.00%       12/01/12 - 11/01/33 .    487,279       522,276
8.50%       05/01/31 ............     17,265        18,676
9.00%       06/01/09 - 12/01/22 .     93,360        99,413
4.50%       TBA .................  3,200,000     3,128,000(c)
5.00%       TBA ................. 18,885,000    18,670,369(c)
5.50%       TBA .................  3,060,000     3,055,695(c)
6.00%       TBA .................  8,800,000     8,992,500(c)
Government National
   Mortgage Assoc.
4.50%       08/15/33 - 09/15/34 .  1,276,747     1,223,946
6.00%       04/15/33 - 04/15/34 .    685,590       704,309
6.50%       04/15/19 - 08/15/34 .    730,692       763,216
7.00%       03/15/12 - 06/15/34 .    175,597       184,749
7.50%       08/15/31 - 10/15/33 .    281,271       301,773
8.00%       05/15/30 - 09/15/30 .      6,494         7,009
8.50%       10/15/17 ............     37,063        40,355
9.00%       11/15/16 - 12/15/21 .    140,595       155,156
                                                61,892,425

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.1%

Federal Home Loan Mortgage Corp.
3.84%       10/15/18 ............    953,652        79,570(g,i)
4.34%       12/15/30 ............  2,175,544       142,770(g,i)
4.50%       11/15/19 ............    300,000       280,406
4.50%       04/15/13 - 03/15/19 .  1,756,104       208,917(g)
5.00%       01/15/11 - 12/01/34 .  7,320,722     1,151,481(g)
5.00%       02/15/34 - 11/15/34 .  2,810,000     2,662,530
5.48%       10/15/33 ............    280,000       208,571(i)
5.50%       04/15/17 - 06/15/33 .    915,663       178,316(g)
6.25%       01/15/23 ............      9,804         9,840
6.77%       12/15/33 ............    175,000       142,183(i)
7.50%       01/15/16 ............    100,624       105,687
7.50%       07/15/27 ............     40,006         7,240(g)
9.70%       06/15/33 ............    746,172       743,650(i)
15.97%      09/25/43 ............  3,657,635        35,433(d,g,i)
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%       02/01/23 - 07/01/24       31,509         6,700(g)
--------------------------------------------------------------------------------


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal Home Loan
   Mortgage STRIPS
4.96%       08/01/27 ............ $    7,308  $      6,273(d,f)
Federal National
   Mortgage Assoc.
1.16%       12/25/42 ............    912,582        25,666(g,i)
2.22%       06/25/43 ............  3,307,906       155,058(g,i)
4.00%       08/25/17 - 02/25/28 .    942,224       922,864
4.15%       10/25/29 ............    695,557        60,644(g,i)
4.25%       12/25/30 ............  1,089,316        72,508(g,i)
4.50%       05/25/18 ............    350,883        43,202(g)
4.50%       12/25/19 ............    225,000       208,660
4.65%       05/25/18 ............  1,342,932       114,956(g,i)
4.75%       11/25/14 ............    213,621        19,934(g)
4.75%       09/25/42 ............  2,558,450       202,277(g,i)
4.80%       04/25/17 - 10/25/17 .  1,543,807       140,745(g,i)
4.85%       08/25/16 ............    535,342        38,469(g,i)
5.00%       02/25/11 - 02/25/32 .    652,770        57,299(g)
5.00%       01/15/35 ............    300,000       286,125
5.25%       06/25/42 ............    742,424        64,962(g,i)
5.50%       01/25/27 ............    455,870        63,252(g)
5.50%       07/25/34 ............    498,329       508,970
6.00%       12/25/34 ............    275,000       287,633
8.00%       07/25/14 ............    327,437       340,330
8.50%       09/25/31 ............    442,230       416,542(i)
9.63%       05/25/17 ............     32,493        32,998(i)
13.65%      04/25/32 ............    134,867       145,372(i)
Federal National Mortgage
   Assoc. (Class S)
4.25%       02/25/31 ............    681,666        53,042(g,i)
Federal National Mortgage
   Assoc. REMIC
4.50%       11/25/13 ............  1,141,550        65,623(g)
5.00%       10/25/22 ............    315,384        54,601(g)
5.50%       08/25/33 ............  1,221,543       309,585(g)
10.34%      03/25/31 ............    698,145       704,233(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
1080.91%    03/25/22 ............         58           866(g)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%    05/25/22 ............         48         1,227(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 ............    191,892        43,596(g)
8.00%       08/01/23 - 07/01/24 .     66,499        14,257(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34 ............    335,000       318,041
Vendee Mortgage Trust
12.25%      05/15/33 ............  2,219,014        78,359(d,g,i)
                                                11,821,463

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 13.0%

American Express Credit Account
   Master Trust (Class A)
1.69%       01/15/09 ............ $  195,000  $    190,049
2.93%       12/15/08 ............    200,000       200,242(i)
Bank One Issuance Trust
3.59%       05/17/10 ............     90,000        88,667
3.76%       08/15/08 ............    323,000       323,156
Bank One Issuance Trust (Class A)
2.92%       12/15/10 ............  3,500,000     3,508,176(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
3.22%       01/25/34 ............    231,478       232,470(i)
BMW Vehicle Owner
   Trust (Class B)
2.93%       03/25/09 ............    192,000       189,137
Capital Auto Receivables Asset
   Trust (Class A)
2.90%       04/17/06 ............     18,076        18,077(i)
Capital Auto Receivables Asset
   Trust (Class B)
3.92%       11/16/09 ............    311,000       305,181
Capital One Master Trust (Class C)
6.70%       06/15/11 ............    200,000       209,188(b)
Capital One Prime
   Auto Receivables
   Trust (Class A)
2.89%       09/17/07 ............    334,605       334,736(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
3.10%       03/25/32 ............     53,991        54,196(i)
Citibank Credit Card
   Issuance Trust
3.05%       09/17/07 ............    600,000       600,163(i)
3.25%       03/07/08 ............  1,012,000     1,014,720(i)
3.42%       06/25/09 ............  2,000,000     2,009,130(i)
4.45%       04/07/10 ............    252,000       250,543
6.65%       05/15/08 ............     66,000        67,817
Countrywide Asset-Backed
   Certificates
2.95%       11/25/23 ............    123,214       123,225(i)
3.11%       05/25/32 ............      8,490         8,496(i)
Countrywide Home Equity Loan
   Trust (Class A)
3.04%       07/15/27 ............    170,226       170,411(i)
Daimler Chrysler Auto Trust
   (Class B)
2.85%       08/08/10 ............     84,000        81,180
Discover Card Master Trust I
   (Class A)
2.99%       11/15/07 ............    500,000       500,110(i)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.
3.95%       12/26/31 ............ $  280,000  $    278,954
First USA Credit Card Master
   Trust (Class A)
2.99%       11/19/08 ............  1,400,000     1,401,754(i)
Fleet Credit Card Master
   Trust II (Class A)
2.95%       04/15/10 ............  2,200,000     2,205,407(i)
5.60%       12/15/08 ............    673,000       685,370
Fleet Home Equity Loan Trust
   (Class A)
3.10%       01/20/33 ............    443,586       444,042(i)
Ford Credit Auto Owner Trust
   (Class B)
3.88%       01/15/10 ............    196,000       193,103
4.79%       11/15/06 ............    312,000       313,453
Ford Credit Floorplan
   Master Owner
   Trust (Class A)
2.85%       07/15/09 ............  4,000,000     4,001,705(i)
GMAC Mortgage Corp
   Loan Trust
2.94%       08/25/35 ............  1,000,000     1,000,000(i)
Hertz Vehicle Financing LLC
2.94%       05/25/08 ............  3,000,000     3,002,716(b,i)
Household Automotive
   Trust (Class A)
3.13%       07/17/09 ............    500,000       501,139(i)
MBNA Credit Card Master Note
   Trust (Class C)
4.05%       01/15/08 ............    156,000       156,398
MBNA Master Credit Card
   Trust USA
   (Class A)
3.07%       08/15/08 ............    700,000       701,656(i)
Peco Energy Transition Trust
6.52%       12/31/10 ............    169,000       183,368
Residential Asset Mortgage
   Products, Inc.
3.09%       03/25/34 ............    132,521       132,586(i)
3.18%       12/25/33 ............    411,931       413,244(i)
Residential Asset Securities Corp.
3.10%       07/25/32 ............     77,961        78,122(i)
Residential Asset Securities Corp.
   (Class A)
3.12%       04/25/32 ............    336,955       337,831(i)
3.22%       01/25/33 ............    366,139       367,272(i)
4.16%       07/25/30 ............    179,000       177,414(i)
Saxon Asset Securities Trust
3.08%       05/25/35 ............  1,950,252     1,951,235(i)
Saxon Asset Securities
   Trust (Class A)
3.25%       12/25/32 ............     47,884        47,934(i)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

SLM Student Loan Trust (Class A)
3.06%       06/15/18 ............   $494,411   $   494,861(i)
Wachovia Asset Securitization Inc.
   (Class A)
3.07%       06/25/34 ............    409,640       410,024(i)
Wells Fargo Home Equity Trust
3.97%       09/25/24 ............    117,000       115,197(i)
                                                30,073,855

CORPORATE NOTES -- 27.8%

Abbey National PLC
7.95%       10/26/29 ............    280,000       357,786
Ainsworth Lumber Co. Ltd.
6.75%       03/15/14 ............    575,000       539,063
Alberta Energy Co. Ltd.
7.38%       11/01/31 ............     80,000        95,587
Allegiance Corp.
7.00%       10/15/26 ............    170,000       185,398
Allied Waste North America
7.25%       03/15/15 ............    630,000       598,500(b)
Allstate Financial Global Funding
5.25%       02/01/07 ............    265,000       269,714(b)
Allstate Life Global Funding Trusts
3.85%       01/25/08 ............    315,000       309,970
Alltel Corp.
4.66%       05/17/07 ............    400,000       402,432
Ameren Corp.
4.26%       05/15/07 ............    280,000       279,110
America Movil S.A. de C.V.
5.75%       01/15/15 ............    225,000       217,474
6.38%       03/01/35 ............    295,000       266,510
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15 ............    220,000       216,691
American Greetings
6.10%       08/01/28 ............     80,000        83,400
Appalachian Power Co. (Series G)
3.60%       05/15/08 ............    135,000       131,005
Argentine Beverages
   Financial Trust
7.38%       03/22/12 ............    145,000       141,375(b)
Assurant, Inc.
6.75%       02/15/34 ............    190,000       206,335
AT&T Wireless Services Inc.
7.35%       03/01/06 ............    180,000       185,641
8.75%       03/01/31 ............    315,000       415,317
Auburn Hills Trust
12.38%      05/01/20 ............    200,000       313,100
Banco Santander Chile
5.38%       12/09/14 ............    305,000       302,233(b)
Bank of America Corp.
3.88%       01/15/08 ............    145,000       143,136
7.40%       01/15/11 ............    185,000       208,837


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Bank One Corp.
6.50%       02/01/06 ............   $325,000  $    332,156
Bavaria S.A.
8.88%       11/01/10 ............    205,000       222,425(b)
BB&T Corp.
4.75%       10/01/12 ............    115,000       112,913
BBVA Bancomer Capital Trust I
10.50%      02/16/11 ............    320,000       334,400(b)
BellSouth Corp.
6.00%       11/15/34 ............    280,000       279,140
Belo Corp.
8.00%       11/01/08 ............    175,000       191,594
Boeing Co.
8.75%       08/15/21 ............    150,000       201,927
BRE Properties. (REIT)
5.95%       03/15/07 ............    350,000       360,059
British Aerospace Finance, Inc.
7.50%       07/01/27 ............    180,000       210,532(b)
British Telecommunications PLC
8.38%       12/15/10 ............    170,000       197,510
Burlington Northern
   Santa Fe Corp.
8.13%       04/15/20 ............    285,000       359,770
Campbell Soup Co.
5.50%       03/15/07 ............    230,000       235,142
Carolina Power & Light Co.
5.15%       04/01/15 ............    140,000       139,287
6.13%       09/15/33 ............     80,000        84,220
Case New Holland, Inc.
6.00%       06/01/09 ............    870,000       826,500(b)
Charter One Bank FSB
6.38%       05/15/12 ............    170,000       183,391
Citigroup Inc.
5.85%       12/11/34 ............    410,000       417,530
6.63%       06/15/32 ............    300,000       336,670
Clear Channel
   Communications, Inc.
4.63%       01/15/08 ............    130,000       129,144
CNA Financial Corp.
5.85%       12/15/14 ............    370,000       367,436
CNF Inc.
6.70%       05/01/34 ............     25,000        26,808
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13 ............     25,000        29,734
9.46%       11/15/22 ............    295,000       401,261
ConAgra Foods, Inc.
6.00%       09/15/06 ............    280,000       287,299
Consolidated Edison Company of
   New York
5.63%       07/01/12 ............    170,000       176,972
Consolidated Natural Gas Co.
5.38%       11/01/06 ............    255,000       259,242

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Consumers Energy Co.
5.15%       02/15/17 ............   $180,000  $    174,634
Consumers Energy Co. (Series L)
5.00%       02/15/12 ............    240,000       237,027
Countrywide Home Loans, Inc.
5.63%       05/15/07 ............    265,000       270,985
COX Communications, Inc.
5.45%       12/15/14 ............    285,000       277,450(b)
CSX Corp.
5.50%       08/01/13 ............    150,000       152,862
CSX Transportation, Inc.
9.75%       06/15/20 ............    115,000       158,448
DaimlerChrysler NA Holding Corp.
6.50%       11/15/13 ............    200,000       207,406
DBS Bank Ltd.
5.00%       11/15/19 ............    335,000       324,402(b)
Deutsche Telekom International
   Finance BV
3.88%       07/22/08 ............    470,000       460,043
5.25%       07/22/13 ............    280,000       280,846
Dominion Resources Inc.
   (Series B)
4.13%       02/15/08 ............    185,000       183,007
Dominion Resources Inc.
   (Series G)
3.66%       11/15/06 ............    470,000       466,329
Duke Capital LLC
4.30%       05/18/06 ............    180,000       180,270
4.33%       11/16/06 ............     50,000        50,034
5.50%       03/01/14 ............    200,000       200,079
6.25%       02/15/13 ............    385,000       404,635
Duke Energy Corp.
4.50%       04/01/10 ............    150,000       148,443
El Paso Production Holding Co.
7.75%       06/01/13 ............    575,000       582,188
Empresa Nacional de
   Electricidad S.A.
7.75%       07/15/08 ............    155,000       165,163
Enterprise Products
   Operating LP
4.00%       10/15/07 ............    475,000       465,037
EOP Operating LP (REIT)
7.75%       11/15/07 ............    240,000       258,287
European Investment Bank
4.63%       03/01/07 ............     30,000        30,360
FirstEnergy Corp. (Series B)
6.45%       11/15/11 ............    605,000       638,302
Flextronics International Ltd.
6.25%       11/15/14 ............    865,000       821,750
Ford Motor Co.
7.45%       07/16/31 ............     40,000        36,137


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Ford Motor Credit Co.
5.63%       10/01/08 ............   $175,000  $    168,058
5.80%       01/12/09 ............    260,000       250,838
6.50%       01/25/07 ............    195,000       197,353
7.38%       02/01/11 ............    575,000       575,034
FPL Group Capital Inc. (Series A)
4.09%       02/16/07 ............    260,000       259,361
General Mills, Inc.
5.13%       02/15/07 ............    225,000       228,559
General Motors Acceptance Corp.
6.13%       09/15/06 ............    294,000       291,582
6.88%       09/15/11 ............    375,000       338,789
7.25%       03/02/11 ............     47,000        43,545
8.00%       11/01/31 ............    200,000       173,785
General Motors Corp.
8.38%       07/15/33 ............     90,000        77,151
Georgia Power Co.
4.88%       07/15/07 ............    305,000       308,251
Georgia-Pacific Corp.
8.13%       05/15/11 ............    200,000       220,500
Goldman Sachs Group, Inc.
5.25%       10/15/13 ............    665,000       663,014
6.60%       01/15/12 ............     55,000        59,634
Goodrich Corp.
7.10%       11/15/27 ............    200,000       227,827
GTE Corp.
6.94%       04/15/28 ............    240,000       259,707
Halliburton Co.
8.75%       02/15/21 ............    490,000       642,936
Hertz Corp.
6.35%       06/15/10 ............    190,000       183,299
Household Finance Corp.
6.38%       11/27/12 ............    300,000       323,110
6.50%       11/15/08 ............    260,000       276,110
HSBC Bank USA NA
3.88%       09/15/09 ............    605,000       585,356
HSBC Capital Funding LP
4.61%       12/29/49 ............    255,000       242,227(b,i)
HSBC Capital Funding LP
   (Series 1)
9.55%       12/31/49 ............     64,000        77,200(b,i)
HSBC Finance Corp.
6.75%       05/15/11 ............    470,000       513,051
Huntington National Bank
2.75%       10/16/06 ............    235,000       230,221
Hydro Quebec
8.25%       04/15/26 ............     10,000        13,783
Intelsat Bermuda Ltd.
8.63%       01/15/15 ............    580,000       591,600(b)
International Business
   Machines Corp.
3.80%       02/01/08 ............    195,000       192,480

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

iStar Financial Inc.
6.00%       12/15/10 ............ $  395,000  $    402,462
7.00%       03/15/08 ............     90,000        95,361
Jersey Central Power & Light
5.63%       05/01/16 ............    150,000       153,489
John Hancock Global Funding II
5.63%       06/27/06 ............    157,000       159,794(b)
JPMorgan Chase Capital XV
   (Series O)
5.88%       03/15/35 ............    295,000       284,884
Kellogg Co. (Series B)
6.60%       04/01/11 ............    410,000       444,881
Kerr-McGee Corp.
5.88%       09/15/06 ............    200,000       203,617
KeySpan Corp.
5.80%       04/01/35 ............    300,000       301,329
KFW International Finance
4.75%       01/24/07 ............     90,000        91,409
Kinder Morgan Energy
   Partners LP
5.13%       11/15/14 ............    225,000       218,851
Kinder Morgan, Inc.
6.50%       09/01/12 ............    235,000       252,192
Kraft Foods Inc.
4.13%       11/12/09 ............    680,000       661,434
Liberty Media Corp.
5.70%       05/15/13 ............    575,000       542,001
Lockheed Martin Corp.
8.50%       12/01/29 ............     90,000       121,046
Marsh & McLennan
   Companies Inc.
2.77%       07/13/07 ............  1,000,000       995,267(i)
Masco Corp.
6.75%       03/15/06 ............    255,000       261,324
May Department Stores Co.
6.70%       07/15/34 ............    225,000       231,979
Medco Health Solutions, Inc.
7.25%       08/15/13 ............    250,000       276,339
Meritage Homes Corp.
6.25%       03/15/15 ............    870,000       817,800(b)
MGM Mirage
5.88%       02/27/14 ............    895,000       844,656
Midamerican Energy
   Holdings Co.
3.50%       05/15/08 ............    260,000       250,096
Morgan Stanley
4.00%       01/15/10 ............    685,000       659,447
4.25%       05/15/10 ............     55,000        53,442
5.30%       03/01/13 ............    200,000       200,843
Morgan Stanley Bank AG for
   OAO Gazprom
9.63%       03/01/13 ............    240,000       274,200(b)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Motorola, Inc.
4.61%       11/16/07 ............   $270,000   $   270,704
Nationwide Mutual Insurance Co.
7.88%       04/01/33 ............     95,000       114,277(b)
Navistar International Corp.
6.25%       03/01/12 ............    895,000       850,250(b)
NB Capital Trust IV
8.25%       04/15/27 ............    229,000       250,472
News America, Inc.
6.20%       12/15/34 ............    225,000       222,472(b)
Nexstar Finance, Inc.
7.00%       01/15/14 ............    575,000       543,375(b)
Noble Energy, Inc.
8.00%       04/01/27 ............    255,000       320,075
Nordea Bank Sweden AB
5.25%       11/30/12 ............    205,000       209,572(b)
Norfolk Southern Corp.
6.00%       04/30/08 ............     55,000        57,760
7.05%       05/01/37 ............    350,000       405,281
Norfolk Southern Railway Co.
9.75%       06/15/20 ............    160,000       222,702
Northeast Utilities (Series B)
3.30%       06/01/08 ............    170,000       163,662
Northrop Grumman Corp.
4.08%       11/16/06 ............    145,000       144,813
NorthWestern Corp.
5.88%       11/01/14 ............    200,000       198,964(b)
Novelis Inc.
7.25%       02/15/15 ............    580,000       568,400(b)
Ocean Energy, Inc.
4.38%       10/01/07 ............    115,000       114,241
Ohio Power Co. (Series E)
6.60%       02/15/33 ............     95,000       105,267
Pacific Gas & Electric Co.
6.05%       03/01/34 ............    175,000       179,059
PanAmSat Corp.
9.00%       08/15/14 ............    575,000       606,625
Pemex Finance Ltd.
9.03%       02/15/11 ............    398,000       445,804
9.69%       08/15/09 ............    513,000       566,407
Pemex Project Funding
   Master Trust
7.38%       12/15/14 ............    260,000       276,640
Pepco Holdings, Inc.
5.50%       08/15/07 ............    285,000       289,868
Petrobras International
   Finance Co.
9.75%       07/06/11 ............    135,000       153,563
Pioneer Natural Resources Co.
6.50%       01/15/08 ............    345,000       364,463
Potomac Edison Co.
5.35%       11/15/14 ............    135,000       134,032(b)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Principal Life Global Funding I
5.25%       01/15/13 ............   $235,000   $   238,955(b)
Procter & Gamble - ESOP
   (Series A)
9.36%       01/01/21 ............    525,000       679,903
Protective Life Secured Trust
4.00%       10/07/09 ............     80,000        77,679
PSI Energy, Inc.
6.65%       06/15/06 ............    190,000       194,962
Public Service Company of
   New Mexico
4.40%       09/15/08 ............    275,000       271,181
Puget Energy, Inc.
3.36%       06/01/08 ............    170,000       164,085
Quest Diagnostics
6.75%       07/12/06 ............    195,000       200,937
Rabobank Capital Funding Trust
5.25%       12/29/49 ............    190,000       188,178(b,i)
Raytheon Co.
4.85%       01/15/11 ............    190,000       189,451
6.40%       12/15/18 ............    400,000       428,567
RBS Capital Trust I
5.51%       09/29/49 ............    610,000       610,822(i)
Reckson Operating Partnership LP
5.88%       08/15/14 ............    200,000       205,599
Rogers Wireless
   Communications, Inc.
7.50%       03/15/15 ............    465,000       480,113
Royal Bank of Canada
4.13%       01/26/10 ............    180,000       176,175
Royal Bank of Scotland Group PLC
7.65%       08/31/49 ............     78,000        95,050(i)
SBC Communications Inc.
5.10%       09/15/14 ............    240,000       233,962
Scottish Power PLC
4.91%       03/15/10 ............    290,000       290,042
Shurgard Storage Centers
   Inc. (REIT)
5.88%       03/15/13 ............    100,000       101,944
Simon Property Group LP
4.88%       08/15/10 ............    155,000       152,966
Sinclair Broadcast Group, Inc.
8.00%       03/15/12 ............    575,000       586,500
SLM Corp.
4.00%       01/15/09 ............    190,000       186,063
Southern California Edison Co.
8.00%       02/15/07 ............     60,000        63,828
Sprint Capital Corp.
4.78%       08/17/06 ............    455,000       457,798(k)
6.00%       01/15/07 ............    280,000       286,986
6.13%       11/15/08 ............    470,000       491,235
8.38%       03/15/12 ............    510,000       596,233
8.75%       03/15/32 ............    340,000       441,349


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

State of Illinois
4.95%       06/01/23 ............ $  275,000  $    266,024
5.10%       06/01/33 ............    180,000       171,772
Stewart Enterprises, Inc.
6.25%       02/15/13 ............    625,000       606,250(b)
Telecom Italia Capital S.A.
   (Series B)
5.25%       11/15/13 ............    280,000       276,291
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08 ............    200,000       196,870
4.75%       01/27/10 ............    390,000       380,644(b)
5.50%       01/27/15 ............    310,000       293,151(b)
TELUS Corp.
7.50%       06/01/07 ............    310,000       329,795
Tenet Healthcare Corp.
6.38%       12/01/11 ............    580,000       535,050
Time Warner, Inc.
9.13%       01/15/13 ............    280,000       346,702
Toyota Motor Credit Corp.
2.89%       09/15/06 ............  3,000,000     2,997,924(i)
TXU Electric Delivery Co.
6.38%       05/01/12 ............    190,000       203,152
Tyco International Group S.A.
5.80%       08/01/06 ............    375,000       382,557
6.75%       02/15/11 ............    340,000       370,037
Tyson Foods, Inc.
7.25%       10/01/06 ............    215,000       224,116
UBS Preferred Funding Trust I
8.62%       10/29/49 ............    185,000       217,356(i)
UFJ Bank Ltd.
7.40%       06/15/11 ............    310,000       344,520
Union Pacific Corp.
6.65%       01/15/11 ............    190,000       206,525
Union Planters Bank NA
5.13%       06/15/07 ............     30,000        30,540
United Rentals North America, Inc.
7.75%       11/15/13 ............    605,000       586,850
United Utilities PLC
6.45%       04/01/08 ............    235,000       246,198
US Bank National Assoc.
2.85%       11/15/06 ............    315,000       308,996
Valero Energy Corp.
6.88%       04/15/12 ............     85,000        94,126
7.50%       04/15/32 ............     75,000        90,396
Verizon
6.50%       09/15/11 ............    180,000       194,699
Verizon Global Funding Corp.
7.75%       06/15/32 ............    385,000       477,681
VTB Capital S.A.
4.43%       07/30/07 ............    180,000       186,642(d,i)
Washington Mutual, Inc.
5.63%       01/15/07 ............     25,000        25,574

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Westar Energy, Inc.
5.15%       01/01/17 ............ $  125,000  $    122,341
Weyerhaeuser Co.
6.13%       03/15/07 ............    322,000       331,515
Wisconsin Electric Power
3.50%       12/01/07 ............    225,000       220,347
Wisconsin Energy Corp.
5.88%       04/01/06 ............    105,000       106,938
Yara International ASA
5.25%       12/15/14 ............    200,000       197,357(b)
                                                64,196,551

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.5%

Bear Stearns Commercial
   Mortgage Securities
3.88%       08/13/39 ............    549,000       531,255
4.17%       01/12/41 ............    200,000       197,156
4.68%       08/13/39 ............    499,000       487,844
6.02%       02/14/31 ............    258,000       270,174
Bear Stearns Commercial Mortgage
   Securities (Class B)
6.20%       02/14/31 ............     34,000        36,253
CalSTRS Trust
4.13%       11/20/12 ............    522,000       518,428(b)
Crusade Global Trust (Class A)
3.23%       09/18/34 ............     82,116        82,329(i)
CS First Boston Mortgage
   Securities Corp.
1.58%       03/15/35 ............  6,631,726       376,622(b,i)
4.60%       03/15/35 ............    417,000       406,651
6.13%       04/15/37 ............  1,200,000     1,280,047
First Union-Lehman Brothers-
   Bank of America
6.56%       11/18/35 ............    289,000       304,047
GMAC Commercial Mortgage
   Securities Inc. (Class A)
4.92%       12/10/41 ............    503,000       493,331(i)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
4.56%       12/10/41 ............  7,502,000       240,280(d,i)
GMAC Commercial Mortgage
   Securities, Inc.
7.00%       12/10/41 ............ 15,703,342       265,589(b,d,i)
6.42%       05/15/35 ............  1,202,000     1,265,102
Granite Master Issuer PLC
3.13%       12/21/24 ............  4,000,000     4,000,000(i)
Homeside Mortgage Securities
   Trust (Class A)
2.86%       01/20/27 ............    219,132       219,351(i)
Impac CMB Trust
3.13%       08/25/32 ............    170,073       170,138(i)


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Impac CMB Trust (Class A)
3.23%       12/25/33 ............ $  504,092  $    505,283(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
1.22%       01/12/39 ............  4,390,000       216,902(b,i)
6.47%       11/15/35 ............    257,000       278,174
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%       10/15/37 ............    332,000       328,775(i)
LB-UBS Commercial
   Mortgage Trust
4.06%       09/15/27 ............    549,000       536,481(i)
4.20%       12/15/29 ............    261,000       256,198
4.38%       03/15/34 ............  1,174,737        23,862(b,d,i)
4.49%       01/18/12 ............  6,515,000       250,522(d)
4.51%       12/15/29 ............    261,000       255,817
4.53%       01/15/36 ............  1,811,019       134,695(b,d)
4.56%       07/15/37 ............ 10,579,000       191,744(b,d,i)
6.23%       03/15/26 ............     75,000        79,264
6.27%       01/15/36 ............  3,707,291        99,633(b,d,i)
6.27%       02/15/40 ............  5,076,229       112,629(b,d)
6.93%       12/15/39 ............  3,944,428        71,352(b,d,i)
8.21%       09/15/37 ............  3,799,087        60,548(b,d,i)
8.71%       03/15/36 ............  4,678,183       125,726(b,d,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
4.31%       02/15/30 ............    700,000       687,813
6.13%       12/15/30 ............    175,000       186,664
6.65%       11/15/27 ............    806,000       879,668
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16 ............     65,000        70,952(b)
Master Alternative Loans Trust
5.00%       08/25/18 ............    304,640        41,031(g)
6.50%       08/25/34 - 01/25/35 .    886,281       917,302
Morgan Stanley Capital I
5.17%       01/14/42 ............    600,000       602,971(i)
7.11%       04/15/33 ............    245,000       266,663
Morgan Stanley Capital I (Class A)
4.66%       09/13/45 ............    363,000       353,137
Morgan Stanley Capital I (Class D)
6.58%       07/15/30 ............    155,000       169,879(i)
Morgan Stanley Dean
   Witter Capital I
4.36%       10/15/35 ............  2,139,000        60,048(b,d,i)
6.46%       02/15/33 ............    450,000       469,141
7.07%       04/15/34 ............  1,373,000        26,403(b,d,i)
Morgan Stanley Dean Witter
   Capital I (Class A)
6.39%       10/15/35 ............    320,000       345,748
6.54%       02/15/31 ............    440,000       463,382

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
   Capital I (Class X)
1.50%       02/01/31 ............ $1,335,423   $    61,120 (b,i)
Puma Finance Ltd. (Class A)
2.80%       10/11/34 ............    198,333       198,343(i)
3.25%       03/25/34 ............    510,927       511,234(i)
Residential Mortgage Securities
3.15%       08/10/30 ............  2,000,000     2,000,000(b,i)
Wachovia Bank Commercial
   Mortgage Trust
3.71%       03/15/15 ............    100,000       100,423(b,i)
4.38%       10/15/41 ............  1,000,000       985,975
Wachovia Bank Commercial
   Mortgage Trust (Class B)
4.89%       10/15/41 ............    454,000       443,325
4.95%       10/15/41 ............    553,000       541,649
Washington Mutual
3.03%       01/25/45 ............  1,484,157     1,487,743(i)
                                                26,542,816

SOVEREIGN BONDS -- 1.7%

Government of Bahamas
6.63%       05/15/33 ............    210,000       240,743(b)
Government of Brazil
11.00%      08/17/40 ............    470,000       523,110
Government of Guatemala
10.25%      11/08/11 ............    180,000       209,025(b)
Government of Italy
4.50%       01/21/15 ............    130,000       126,179
Government of Jamaica
10.63%      06/20/17 ............    180,000       189,900
Government of Mexico
6.75%       09/27/34 ............    305,000       297,375
Government of Panama
7.25%       03/15/15 ............    275,000       272,938
Government of Philippines
10.63%      03/16/25 ............    200,000       214,000
Government of Russia
5.00%       03/31/30 ............    725,000       744,938(b,k)
Government of Turkey
7.25%       03/15/15 ............    260,000       254,150
Ontario Electricity Financial Corp.
7.45%       03/31/13 ............     35,000        41,371
Province of British Columbia
4.63%       10/03/06 ............     68,000        68,690
Province of New Brunswick
3.50%       10/23/07 ............    230,000       226,247
Province of Ontario
4.50%       02/03/15 ............    310,000       300,544
5.13%       07/17/12 ............    235,000       241,916
                                                 3,951,126

TOTAL BONDS AND NOTES
   (COST $265,326,437) ..........              261,797,553


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $325,238) ..............        315  $    319,694(b,i)

                                   NUMBER OF
                                   CONTRACTS         VALUE
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

CALL OPTIONS
U.S. Treasury Notes 5 Yr.
   Futures ......................         84         8,127
PUT OPTIONS
U.S. Treasury Notes 5 Yr.
   Futures ......................         84        34,377

TOTAL PURCHASED OPTIONS
   (COST $42,504) ...............                   42,504


                                  PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 8.1%
--------------------------------------------------------------------------------

ASSET BACKED -- 6.5%

AESOP Funding II LLC (Class A)
2.97%       04/20/10 ............ $2,000,000     2,000,000(b,i)
CDC Mortgage Capital Trust
   (Class A)
3.34%       03/25/33 ............     29,521        29,592(i)
Countrywide Asset-Backed
   Certificates
3.10%       07/25/31 ............     24,010        24,012(i)
Countrywide Home Equity Loan
   Trust (Class A)
3.05%       05/15/28 ............  3,790,055     3,792,763(i)
MBNA Master Credit Card
   Trust USA (Class A)
2.79%       12/17/07 ............    250,000       249,994(i)
Option One Mortgage Loan
   Trust (Class A)
3.27%       02/25/33 ............  2,454,910     2,462,793(i)
Residential Asset Mortgage
   Products Inc. (Class A)
3.15%       01/25/34 ............    455,631       456,655(i)
Residential Asset Mortgage
   Products, Inc.
3.12%       12/25/33 ............  1,000,000     1,004,012(i)
Structured Asset Investment
   Loan Trust
3.02%       04/25/35 ............  3,000,000     3,000,000(i)
Structured Asset Securities Corp.
3.05%       02/25/35 ............  2,000,000     1,999,981(i)
                                                15,019,802

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.6%

Crusade Global Trust (Class A)
3.23%       09/18/34 ............ $  343,246  $    344,133(i)
Interstar Millennium Trust
   (Class A)
3.21%       03/14/36 ............    174,419       174,467(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
2.98%       10/15/17 ............  2,200,000     2,201,654(b,i)
National RMBS Trust
3.16%       03/20/34 ............    417,898       418,190(i)
Residential Accredit Loans, Inc.
3.15%       03/25/34 ............    277,186       277,465(i)
Wachovia Bank Commercial
   Mortgage Trust
3.33%       03/15/15 ............    125,091       125,347(b,i)
                                                 3,541,256

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $18,553,043) ...........               18,561,058


TOTAL INVESTMENTS IN SECURITIES
   (COST $284,247,222) ..........              280,720,809

                                     NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%

GEI Short Term Investment Fund
2.70% ...........................  2,498,858     2,498,858(d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 5.5%

GEI Short Term Investment Fund
2.70%
   (COST $12,679,559) ........... 12,679,559    12,679,559(d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,178,417) ...........               15,178,417

TOTAL INVESTMENTS
   (COST $299,425,639) ..........              295,899,226

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (28.1)% ................              (64,852,290)
                                              ------------

NET ASSETS-- 100.0% .............             $231,046,936
                                              ============


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

INCOME FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Institutional Income Fund had the following written option contracts open at March 31, 2005:

                       EXPIRATION DATE/   NUMBER OF
CALL OPTIONS             STRIKE PRICE     CONTRACTS    VALUE
--------------------------------------------------------------------------------
U.S. Treasury
   Notes 5 Yr. Futures
   (Written Option
   Premium $18,123)    April 2005/107.50      84      $(18,123)


                     EXPIRATION DATE/   NUMBER OF
PUT OPTIONS            STRIKE PRICE     CONTRACTS    VALUE
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 5 Yr. Futures
   (Written Option
   Premium $16,811)    April 2005/106.50      84     $(16,811)
                                                     --------
                                                     $(34,934)
                                                     ========


The GE Institutional Income Fund had the following long futures contracts open at March 31, 2005:

                             NUMBER    CURRENT
                EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS   VALUE   DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 5 Yrs  June  2005     91    $9,745,531   $(42,709)


The GE Institutional Income Fund had the following short futures contracts open at March 31, 2005:

                              NUMBER      CURRENT
                 EXPIRATION      OF       NOTIONAL     UNREALIZED
DESCRIPTION        DATE      CONTRACTS      VALUE     DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 10 Yrs  June  2005     43      $(4,698,422)   $(29,897)
                                                       --------
                                                       $(72,606)
                                                       =========




See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Money Market Fund                                                            Q&A
--------------------------------------------------------------------------------


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.

Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005?
A. For the six-month period ended March 31, 2005, the GE Institutional Money Market Fund returned 0.89%. By comparison, the 90-day Treasury Bill advanced 1.20% and the Lipper peer group of 301 Institutional Money Market Funds returned an average of 0.88% for the same period.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?
A. The Fund's return for the period compared favorably versus its peer group. Active management of the Fund's average maturity reflecting our view on monetary policy and its subsequent impact on short rates was the key driver of Fund performance. As the Federal Reserve continued its "measured" pace of raising the federal funds target, the Fund's average maturity was kept short to take advantage of reinvesting in higher rates.


[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DONALD J. DUNCAN

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2004 - MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,008.86                             1.25
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.41                             1.26
------------------------------------------------------------------------------------------------------------------------------------


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25% FOR INVESTMENT CLASS (FROM PERIOD OCTOBER 1, 2004 - MARCH 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2005 WAS 0.89% FOR
   INVESTMENT CLASS SHARES.

Money Market Fund
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                        Money Market Fund           90 Day T-Bill
--------------------------------------------------------------------------------
12/2/97                       10,000.00                      10,000.00
3/98                          10,178.79                      10,170.98
9/98                          10,453.23                      10,423.88
3/99                          10,709.44                      10,653.11
9/99                          10,967.80                      10,900.06
3/00                          11,273.17                      11,193.12
9/00                          11,627.79                      11,526.47
3/01                          11,981.73                      11,843.10
9/01                          12,222.08                      12,046.46
3/02                          12,351.22                      12,157.71
9/02                          12,456.90                      12,260.19
3/03                          12,542.75                      12,336.40
9/03                          12,605.24                      12,396.97
3/04                          12,662.06                      12,456.60
9/04                          12,731.03                      12,536.97
3/05                          12,843.85                      12,686.90



AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED MARCH 31, 2005

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                           SIX           ONE          FIVE         SINCE
                         MONTHS         YEAR          YEAR       INCEPTION*      COMMENCEMENT
-----------------------------------------------------------------------------------------------
Money Market Fund         0.89%         1.44%         2.64%         3.47%        12/2/97
-----------------------------------------------------------------------------------------------
90 Day T-Bill             1.20%         1.85%         2.54%         3.30%
-----------------------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.


SECTOR ALLOCATION
AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $10,944
(in thousands) as of March 31, 2005

[Pie chart omitted -- plot points are as follows:]

U.S. Agencies                60.5%
Repurchase Agreements        38.1%
Time Deposits                 1.4%


FUND YIELD
AT MARCH 31, 2005
--------------------------------------------------------------------------------

                                  FUND        IBC MONEY FUND
--------------------------------------------------------------------------------

7-DAY CURRENT                    2.03%            2.11%
--------------------------------------------------------------------------------

7-DAY EFFECTIVE                  2.05%            2.11%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED. EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT MARCH 31, 2005.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE. SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 68 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MONEY MARKET FUND

Schedule of Investments                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 99.6%
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 60.2%

U.S. AGENCIES

Federal Agricultural Mortgage Corp.
1.43%       04/01/05 ............ $1,710,000  $  1,710,000
Federal Home Loan Bank
1.78%       05/27/05 ............  1,390,000     1,390,000
Federal National Mortgage Assoc.
2.97%       06/22/05 ............    950,000       943,617 (d)
Federal National Mortgage Assoc.
2.38%       07/15/05 ............  2,540,000     2,573,117
                                                 6,616,734

REPURCHASE AGREEMENTS -- 38.0%

Bank of America Corp.
  2.85% dated 03/31/05,
  to be reporchased at
  $1,500,119 on 04/01/05
  collateralized by $1,530,589
  U.S. Government Agency Bond,
  Zero Coupon, maturing
  06/29/05 ......................  1,500,000     1,500,000
Morgan Stanley
  2.85% dated 03/31/05,
  to be reporchased at
  $1,500,119 on 04/01/05
  collateralized by $1,530,168
  U.S. Government Agency Bond,
  Zero Coupon, maturing
  07/22/05 ......................  1,500,000     1,500,000

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

UBS AG
  2.82% dated 03/31/05,
  to be reporchased at
  $1,170,092 on 04/01/05
  collateralized by $1,195,955
  U.S. Government Agency Bond,
  3.25%, maturing 02/25/08 ...... $1,170,000   $ 1,170,000
                                                 4,170,000


TIME DEPOSITS -- 1.4%

State Street Corp.
2.75%       04/01/05 ............    157,036       157,036 (e)

TOTAL SHORT-TERM INVESTMENTS
   (COST  $10,943,770) ..........                10,943,770



OTHER ASSETS AND LIABILITIES,
   NET-- 0.4% ...................                   45,799
                                               -----------



NET ASSETS-- 100.0% .............              $10,989,569
                                               ===========


See Notes to Schedules of Investments on page 69 and Notes to Financial Statements on page 86.

Notes to Performance                                  March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Strategic Investment Fund for which we use the specific Lipper peer group and the Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

The views, expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

Notes to Schedules of Investments                     March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $1,951,926; $1,599,063 and $23,986,210 or 0.31%, 1.05% and 10.38% of net
    assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent and SSgA Funds Management, Inc.; the Fund's sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(j) All or a portion of security out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

* Less than 0.1%.


Abbreviations:

ADR         American Depositary Receipt

GDR         Global Depositary Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SDR         Swedish Depositary Receipt

SPDR        Standard and Poors Depository Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------



                                                                                                                                U.S
                                                                                                                             EQUITY
                                                                                                                               FUND
                                           ----------------------------------------------------------------------------------------
                                                                               INVESTMENT CLASS
                                           ----------------------------------------------------------------------------------------
                                           3/31/05+         9/30/04         9/30/03         9/30/02         9/30/01         9/30/00
                                           ----------------------------------------------------------------------------------------
INCEPTION DATE                                --              --              --              --              --           11/25/97

 Net asset value, beginning
   of period ........................      $  11.13        $  10.20        $   8.54        $  10.43        $  13.90        $  13.19
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income ..........................          0.19            0.13            0.11(c)         0.11            0.11            0.10
   Net realized and unrealized
    gains (losses)
     on investments .................          0.53            0.91            1.65           (1.88)          (2.33)           1.53
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............          0.72            1.04            1.76           (1.77)          (2.22)           1.63
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income ..........................          0.16            0.11            0.10            0.12            0.12            0.09
   Net realized gains ...............          --              --              --              --              1.13            0.83
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................          0.16            0.11            0.10            0.12            1.25            0.92
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ......      $  11.69        $  11.13        $  10.20          $ 8.54        $  10.43        $  13.90
===================================================================================================================================

TOTAL RETURN (A) ....................         6.43%          10.24%          20.70%         (17.28%)        (17.49%)         12.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) ..................      $409,755        $346,065        $302,846        $200,647        $237,144        $269,728
   Ratios to average net assets:
    Net investment
       income* ......................         1.97%           1.18%           1.17%           1.02%           0.90%           0.90%
    Expenses* .......................         0.37%           0.37%           0.38%           0.38%           0.38%           0.38%
    Portfolio turnover rate .........           16%             29%             27%             51%             47%             48%





                                                                                                                      U.S.
                                                                                                                    EQUITY
                                                                                                                      FUND
                                               ---------------------------------------------------------------------------
                                                                          SERVICE CLASS
                                               ---------------------------------------------------------------------------
                                                3/31/05+       9/30/04        9/30/03         9/30/02      9/30/01(f)
                                               ---------------------------------------------------------------------------
INCEPTION DATE                                     --            --             --              --           1/3/01

 Net asset value, beginning
   of period ........................           $ 11.11        $ 10.18        $  8.52         $ 10.41        $ 12.28
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income ..........................              0.20           0.10           0.09(c)        0.09           0.06
   Net realized and unrealized
    gains (losses)
     on investments .................              0.50           0.92           1.64           (1.89)         (1.93)
--------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............              0.70           1.02           1.73           (1.80)         (1.87)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income ..........................              0.13           0.09           0.07            0.09            --
   Net realized gains ...............                --             --             --              --            --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................              0.13           0.09           0.07            0.09            --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ......           $ 11.68        $ 11.11        $ 10.18         $  8.52        $ 10.41
==========================================================================================================================

TOTAL RETURN (A) ....................             6.27%         10.02%         20.38%         (17.53%)       (15.23%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) ..................           $25,994        $24,348        $22,033         $18,087        $25,669
   Ratios to average net assets:
    Net investment
       income* ......................             1.78%          0.93%          0.93%           0.76%          0.66%
    Expenses* .......................             0.62%          0.62%          0.63%           0.63%          0.63%
    Portfolio turnover rate .........               16%            29%            27%             51%            47%


See Notes to Financial Highlights and Notes to Financial statements.

                                                                                      S&P 500
                                                                                        INDEX
                                                                                         FUND
                                                    -------------------------------------------------------------------------------
                                                                                   INVESTMENT CLASS
                                                    -------------------------------------------------------------------------------
                                                    3/31/05+     9/30/04         9/30/03     9/30/02         9/30/01       9/30/00
                                                    -------------------------------------------------------------------------------

INCEPTION DATE                                         --          --              --          --              --         11/25/97

 Net asset value, beginning
   of period ..................................      $ 10.71     $  9.59         $  7.80     $ 10.05         $ 15.17     $   13.74
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income ....................................         0.13        0.17            0.16        0.11            0.22          0.15
   Net realized and unrealized
    gains (losses)
     on investments ...........................         0.60        1.13            1.73       (2.13)          (3.97)         1.73
------------------------------------------------------------------------------------------------------------------------------------

 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .......................         0.73        1.30            1.89       (2.02)          (3.75)         1.88
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income ....................................         0.20        0.18            0.10        0.23            0.15          0.18
   Net realized gains .........................         --          --              --          --              1.22          0.27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................         0.20        0.18            0.10        0.23            1.37          0.45
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................      $ 11.24     $ 10.71         $  9.59     $  7.80         $ 10.05      $  15.17
====================================================================================================================================

TOTAL RETURN (A) ..............................        6.76%      13.62%          24.34%     (20.74%)        (26.83%)       13.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) ............................      $99,162     $91,628         $81,601     $74,867         $46,119      $131,458
   Ratios to average net assets:
    Net investment
       income* ................................        2.27%       1.57%           1.63%       1.45%           1.16%         1.14%
    Expenses* .................................        0.15%       0.15%           0.15%       0.15%           0.15%         0.15%
    Portfolio turnover rate ...................           6%         13%             16%         59%              8%           44%


                                                                                              VALUE
                                                                                             EQUITY
                                                                                               FUND
                                                  ----------------------------------------------------------------------------------
                                                                                      INVESTMENT CLASS
                                                  ----------------------------------------------------------------------------------
                                                   3/31/05+        9/30/04         9/30/03        9/30/02      9/30/01    9/30/00(E)
                                                  ----------------------------------------------------------------------------------

INCEPTION DATE                                        --             --              --             --           --         2/2/00

 Net asset value, beginning
   of period ...............................      $   9.51        $   8.49        $   7.18        $  8.71    $  10.39      $  10.00
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment
    income .................................          0.15            0.12            0.11           0.10        0.11          0.04
   Net realized and unrealized
    gains (losses)
     on investments ........................          0.57            1.01            1.32          (1.53)      (1.73)         0.35
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................          0.72            1.13            1.43          (1.43)      (1.62)         0.39
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment
    income .................................          0.20            0.11            0.12           0.10        0.04         --
   Net realized gains ......................           --              --              --             --         0.02         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................          0.20            0.11            0.12           0.10        0.06         --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period .............      $  10.03        $   9.51        $   8.49        $  7.18      $ 8.71      $  10.39
====================================================================================================================================

TOTAL RETURN (A) ...........................         7.52%          13.38%          20.13%        (16.65%)    (15.65%)        3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .........................       $93,246        $134,299        $126,580        $91,475     $92,776      $105,754
   Ratios to average net assets:
    Net investment
       income* .............................         2.16%           1.41%           1.43%          1.25%       1.07%         1.14%
    Expenses* ..............................         0.41%           0.41%           0.42%          0.42%       0.42%         0.47%
    Portfolio turnover rate ................           16%             45%             35%            36%         60%           26%

 See Notes to Financial Highlights and Notes to Financial statements.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                                               SMALL-CAP
                                                                                                            VALUE EQUITY
                                                                                                                    FUND
                                                                        -----------------------------------------------
                                                                                      INVESTMENT CLASS
                                                                        ------------------------------------------------
                                                                         3/31/05+         9/30/04         9/30/03
                                                                        ------------------------------------------------
INCEPTION DATE                                                              --              --              --

Net asset value, beginning
  of period ......................................................    $    12.87         $  10.99         $ 10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..........................................          0.09             0.03            0.05(c)
  Net realized and unrealized gains (losses) on investments ......          1.35             1.94            0.98
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...................          1.44             1.97            1.03
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........................................          0.09             0.03            0.03
  Net realized gains .............................................          0.72             0.06            0.15
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................          0.81             0.09            0.18
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...................................    $    13.50         $  12.87         $ 10.99
========================================================================================================================
TOTAL RETURN (A) .................................................         11.15%           17.97%          10.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................      $281,311         $206,327         $98,463
  Ratios to average net assets:
    Net investment income* .......................................         1.39%            0.32%           0.50%
    Expenses* ....................................................         0.62%            0.62%           0.66%
    Portfolio turnover rate ......................................           23%             107%            111%



                                                                                                        SMALL-CAP
                                                                                                     VALUE EQUITY
                                                                                                            FUND
                                                                     ----------------------------------------------
                                                                                     INVESTMENT CLASS
                                                                     ----------------------------------------------
                                                                       9/30/02          9/30/01           9/30/00
                                                                     ----------------------------------------------
INCEPTION DATE                                                           --               --              8/3/98

Net asset value, beginning
  of period ......................................................     $ 12.20          $ 12.63          $  10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..........................................        0.04             0.09              0.03
  Net realized and unrealized gains (losses) on investments ......       (0.18)            0.50              2.80
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...................       (0.14)            0.59              2.83
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........................................        0.08             0.02              0.02
  Net realized gains .............................................        1.84             1.00              0.30
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................        1.92             1.02              0.32
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...................................    $  10.14          $ 12.20          $  12.63
===================================================================================================================
TOTAL RETURN (A) .................................................      (3.13%)           5.16%            28.51%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......................     $18,773          $19,932           $19,103
  Ratios to average net assets:
    Net investment income* .......................................       0.34%            0.75%             0.30%
    Expenses* ....................................................       0.70%            0.70%             0.70%
    Portfolio turnover rate ......................................        145%             151%              231%


See Notes to Financial Highlights and Notes to Financial statements.


                                                                                         INTERNATIONAL
                                                                                                EQUITY
                                                                                                  FUND
                                                          --------------------------------------------
                                                                        INVESTMENT CLASS
                                                          --------------------------------------------
                                                           3/31/05+         9/30/04        9/30/03
                                                          --------------------------------------------
INCEPTION DATE                                                --              --             --

Net asset value, beginning
  of period ...........................................   $  10.22       $    8.52       $    6.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...............................       0.18            0.15            0.14(c)
  Net realized and unrealized gains (losses)
     on investments . ................................        1.24            1.67            1.57
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ........       1.42            1.82           1.71
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................       0.16            0.12           0.12
  Net realized gains ..................................        --              --             --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................       0.16            0.12           0.12
------------------------------------------------------------------------------------------------------
Net asset value, end of period ........................   $  11.48        $  10.22       $   8.52
======================================================================================================

TOTAL RETURN (A) ......................................     13.95%          21.53%         25.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............   $623,202        $511,858       $349,983
  Ratios to average net assets:
    Net investment income* ............................      0.97%           1.73%          1.82%
    Expenses* .........................................      0.57%           0.57%          0.59%
    Portfolio turnover rate ...........................        25%             32%            42%



                                                                                          INTERNATIONAL
                                                                                                EQUITY
                                                                                                  FUND
                                                          --------------------------------------------
                                                                        INVESTMENT CLASS
                                                          --------------------------------------------
                                                               9/30/02       9/30/01          9/30/00
                                                          --------------------------------------------

INCEPTION DATE                                                   --            --            11/25/97

Net asset value, beginning
  of period ...........................................      $    8.36     $   13.46        $   12.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...............................          0.10           0.15             0.13
  Net realized and unrealized gains (losses)
     on investments . ................................          (1.41)         (3.68)            1.33
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ........         (1.31)         (3.53)            1.46
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................          0.12           0.11             0.08
  Net realized gains ..................................           --             1.46            0.41
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................          0.12           1.57             0.49
---------------------------------------------------------------------------------------------------------
Net asset value, end of period ........................      $   6.93     $     8.36        $   13.46
=========================================================================================================

TOTAL RETURN (A) ......................................       (16.00%)       (29.28%)          11.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............      $263,346       $258,911         $394,852
  Ratios to average net assets:
    Net investment income* ............................         1.29%          1.32%            1.16%
    Expenses* .........................................         0.59%          0.58%            0.58%
    Portfolio turnover rate ...........................           40%            39%              59%




                                                                                          INTERNATIONAL
                                                                                                EQUITY
                                                                                                  FUND
                                                            -----------------------------------------------------------------------
                                                                                         SERVICE CLASS
                                                            -----------------------------------------------------------------------
                                                            3/31/05+         9/30/04        9/30/03         9/30/02      9/30/01(f)
                                                            -----------------------------------------------------------------------
INCEPTION DATE                                                 --              --             --              --           1/3/01

Net asset value, beginning
  of period ...........................................      $10.19          $ 8.50         $ 6.91          $  8.34      $  11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...............................        0.15            0.14           0.12(c)          0.07          0.11
  Net realized and unrealized gains (losses)
     on investments . ................................         1.26            1.66           1.57            (1.40)        (3.14)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ........        1.41            1.80           1.69            (1.33)        (3.03)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................        0.14            0.11           0.10             0.10           --
  Net realized gains ..................................         --              --             --               --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................        0.14            0.11           0.10             0.10           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ........................      $11.46         $ 10.19         $ 8.50           $6.91      $   8.34
====================================================================================================================================

TOTAL RETURN (A) ......................................      13.83%          21.23%         24.80%          (16.34%)      (26.65%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............      $7,337         $ 6,032         $4,289           $2,781      $  2,423
  Ratios to average net assets:
    Net investment income* ............................       0.72%           1.52%          1.56%            1.04%         1.54%
    Expenses* .........................................       0.82%           0.82%          0.84%            0.84%         0.83%
    Portfolio turnover rate ...........................         25%             32%            42%              40%           39%


See Notes to Financial Highlights and Notes to Financial statements.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                                                             PREMIER
                                                                                                                              GROWTH
                                                                                                                         EQUITY FUND
                                              --------------------------------------------------------------------------------------
                                                                                INVESTMENT CLASS
                                              --------------------------------------------------------------------------------------
                                                   3/31/05+       9/30/04         9/30/03       9/30/02       9/30/01     9/30/00(D)
                                              --------------------------------------------------------------------------------------
INCEPTION DATE                                         --             --             --             --             --       10/29/99

 Net asset value, beginning
   of period ................................    $    9.59      $    9.02       $   7.14       $   8.48       $  11.45      $  10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................         0.11           0.05           0.04(c)        0.02           0.04          0.03
  Net realized and unrealized
    gains (losses)
    on investments ..........................         0.40           0.56           1.86          (1.32)         (2.66)         1.43
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................         0.51           0.61           1.90          (1.30)         (2.62)         1.46
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................         0.09           0.04           0.02           0.04           0.02          0.01
  Net realized gains ........................          --             --             --             --            0.33           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................         0.09           0.04           0.02           0.04           0.35          0.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..............     $  10.01       $   9.59        $  9.02       $   7.14       $   8.48      $  11.45
====================================================================================================================================

TOTAL RETURN (A) ............................        5.24%          6.79%         26.71%        (15.45%)       (23.58%)       14.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..........................     $353,450       $335,473       $218,716       $124,665       $128,123       $47,926
  Ratios to average net assets:
     Net investment income* .................        1.39%          0.60%          0.45%          0.28%          0.40%         0.29%
     Expenses* ..............................        0.37%          0.37%          0.39%          0.40%          0.41%         0.52%
     Portfolio turnover rate ................          14%            20%            20%            23%            31%           18%

                                                                                                                          PREMIER
                                                                                                                           GROWTH
                                                                                                                      EQUITY FUND
                                                 --------------------------------------------------------------------------------
                                                                                    SEVICE CLASS
                                                 --------------------------------------------------------------------------------
                                                    3/31/05+          9/30/04           9/30/03            9/30/02    9/30/01(F)
                                                 --------------------------------------------------------------------------------
INCEPTION DATE                                          --                --                --               --         1/3/01

 Net asset value, beginning
   of period ................................      $   9.57          $   9.00           $  7.12           $  8.46      $  10.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .....................          0.07              0.01              0.02(c)           0.02          0.01
  Net realized and unrealized
    gains (losses)
    on investments ..........................          0.41              0.58              1.86             (1.34)        (1.90)
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................          0.48              0.59              1.88             (1.32)        (1.89)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................          0.07              0.02               --               0.02           --
  Net realized gains ........................           --                --                --                --            --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................          0.07              0.02               --               0.02           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..............      $   9.98          $   9.57           $  9.00           $  7.12       $  8.46
=================================================================================================================================

TOTAL RETURN (A) ............................         5.00%             6.58%            26.46%           (15.68%)      (18.26%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..........................      $117,710          $109,063           $12,501           $ 9,196       $ 8,629
  Ratios to average net assets:
     Net investment income* .................         1.13%             0.36%             0.20%             0.03%         0.10%
     Expenses* ..............................         0.62%             0.61%             0.64%             0.65%         0.65%
     Portfolio turnover rate ................           14%               20%               20%               23%           31%


See Notes to Financial Highlights and Notes to Financial statements.

                                                                                             STRATEGIC
                                                                                            INVESTMENT
                                                                                                 FUND
                                                 -----------------------------------------------------------------------------------
                                                                                    INVESTMENT CLASS
                                                 -----------------------------------------------------------------------------------
                                                  3/31/05+         9/30/04         9/30/03       9/30/02       9/30/01   9/30/00(D)
                                                 -----------------------------------------------------------------------------------
INCEPTION DATE                                          --             --             --             --             --     10/29/99

 Net asset value, beginning
   of period ..............................       $  10.46       $   9.78        $  8.50        $  9.34        $ 10.97      $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...................           0.08           0.13           0.16(c)        0.09           0.28         0.25
  Net realized and unrealized
    gains (losses)
    on investments ........................           0.48           0.66           1.29          (0.80)         (1.13)        0.77
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................           0.56           0.79           1.45          (0.71)         (0.85)        1.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................           0.15           0.11           0.17           0.13           0.30         0.05
  Net realized gains ......................           0.14             --             --             --           0.48           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................           0.29           0.11           0.17           0.13           0.78         0.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ............       $  10.73       $  10.46        $  9.78        $  8.50        $  9.34      $ 10.97
====================================================================================================================================

TOTAL RETURN (A) ..........................          5.31%          8.12%         17.30%         (7.83%)        (8.43%)      10.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ........................       $152,870       $112,960        $64,263        $30,164        $ 6,097      $ 7,644
  Ratios to average net assets:
     Net investment income* ...............          1.95%          1.57%          1.70%          2.28%          2.48%        2.56%
     Expenses* ............................          0.38%          0.39%          0.43%          0.44%          0.45%        0.45%
     Portfolio turnover rate ..............            70%           158%           145%            86%            31%          65%

                                                                                    INCOME
                                                                                      FUND
                                             ---------------------------------------------------------------------------------------
                                                                               INVESTMENT CLASS
                                             ---------------------------------------------------------------------------------------
                                              3/31/05+        9/30/04        9/30/03       9/30/02       9/30/01      9/30/00
                                             ---------------------------------------------------------------------------------------
INCEPTION DATE                                      --             --             --            --            --     11/21/97

 Net asset value, beginning
   of period ..............................   $   9.87       $  10.08       $  10.13      $  10.12      $   9.55     $   9.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...................       0.19           0.38           0.40          0.51          0.59         0.62
  Net realized and unrealized
    gains (losses)
    on investments ........................      (0.17)         (0.05)          0.12          0.27          0.60        (0.02)(b)
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................       0.02           0.33           0.52          0.78          1.19         0.60
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................       0.19           0.38           0.42          0.52          0.62         0.62
  Net realized gains ......................       0.21           0.16           0.15          0.25            --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................       0.40           0.54           0.57          0.77          0.62         0.62
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ............   $   9.49       $  9.87        $ 10.08       $  10.13      $  10.12     $   9.55
====================================================================================================================================

TOTAL RETURN (A) ..........................      0.23%          3.38%          5.35%         8.07%        12.80%        6.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ........................   $231,047       $222,114       $223,733      $215,987      $216,870     $210,540
  Ratios to average net assets:
     Net investment income* ...............      4.02%          3.87%          3.96%         5.07%         6.07%        6.65%
     Expenses* ............................      0.24%          0.24%          0.24%         0.24%         0.24%        0.26%
     Portfolio turnover rate ..............       161%           369%           354%          332%          338%         234%

See Notes to Financial Highlights and Notes to Financial statements.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                    MONEY MARKET
                                                                                            FUND
                                                   ----------------------------------------------------------------------------
                                                                                    INVESTMENT CLASS
                                                   ----------------------------------------------------------------------------
                                                    3/31/05+       9/30/04       9/30/03     9/30/02       9/30/01     9/30/00
                                                   ----------------------------------------------------------------------------
INCEPTION DATE ................................           --            --            --          --            --     12/2/97
Net asset value, beginning
  of period ...................................      $  1.00      $   1.00       $  1.00    $   1.00        $ 1.00     $  1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................         0.01          0.01          0.01        0.02          0.05        0.06
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME FROM
  INVESTMENT OPERATIONS .......................         0.01          0.01          0.01        0.02          0.05        0.06
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................         0.01          0.01          0.01        0.02          0.05        0.06
  Return of capital ...........................           --            --            --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................         0.01          0.01          0.01        0.02          0.05        0.06
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................      $  1.00       $  1.00       $  1.00    $   1.00        $ 1.00     $  1.00
====================================================================================================================================

TOTAL RETURN (A) ..............................        0.89%         1.00%         1.19%       1.91%         5.11%       6.02%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ............................      $10,990       $63,972       $83,194    $114,324        $6,821     $ 6,793
  Ratios to average net assets:
    Net investment income* ....................        1.68%         0.99%         1.19%       1.70%         4.89%       5.95%
    Expenses* .................................        0.25%         0.21%         0.18%       0.18%         0.23%       0.25%

                                                                                                                        MONEY MARKET
                                                                                                                                FUND
                                                 -----------------------------------------------------------------------------------
                                                                                  SERVICE CLASS
                                                 -----------------------------------------------------------------------------------
                                                  3/31/05+          9/30/04           9/30/03           9/30/02(G)       9/30/01(F)
                                                 -----------------------------------------------------------------------------------
INCEPTION DATE ................................         --               --                --                   --           1/3/01
Net asset value, beginning
  of period ...................................     $   --           $   --            $   --             $   1.00         $   1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................         --               --                --                 0.01             0.03
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME FROM
  INVESTMENT OPERATIONS .......................         --               --                --                 0.01             0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .......................         --               --                --                 0.01             0.03
  Return of capital ...........................         --               --                --                 1.00               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................         --               --                --                 1.01             0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ................     $   --           $   --            $   --             $     --        $    1.00
====================================================================================================================================

TOTAL RETURN (A) ..............................         --               --                --                1.17%            3.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ............................     $   --           $   --            $   --             $     --          $40,894
  Ratios to average net assets:
    Net investment income* ....................         --               --                --                1.76%            4.23%
    Expenses* .................................         --               --                --                0.45%            0.48%



See Notes to Financial Highlights and Notes to Financial statements.

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Periods less than one year are not annualized.
(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Information is for the period October 29, 1999, commencement of investment operations, through September 30, 2000.
(e) Information is for the period February 2, 2000, commencement of investment operations, through September 30, 2000.
(f) Informantion is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.
(g) The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

*   Annualized for periods less than one year.

+   Unaudited

See Notes to Financial Highlights and Notes to Financial statements.

                                                                                            U.S.                     S&P 500
Statements of Assets                                                                      EQUITY                      INDEX
and Liabilities MARCH 31, 2005 (UNAUDITED)                                                  FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $392,064,405; $84,377,297;
      $80,922,297; $241,327,489; $496,490,463; $422,304,234; $141,727,832;
      $284,247,222; and $0, respectively) ......................................    $427,858,367              $94,125,096
   Investments in affiliated securities, at market (cost $0;
      $2,927,140; $0; $0; $0; $0; $0; $0; and $0, respectively) ................              --                3,447,336
   Short-term Investments (at amortized cost) ..................................       4,262,917                  200,222
   Short-term affiliated investments (at amortized cost) .......................       8,186,744                1,292,904
   Restricted cash** ...........................................................              --                       --
   Foreign currency (cost $0; $0; $0; $0; $1,821,021; $0; $35,094;
      $0; and $0, respectively) ................................................              --                       --
   Receivable for investments sold .............................................       2,257,631                  196,658
   Income receivables ..........................................................         458,836                  132,878
   Receivable for fund shares sold .............................................           9,718                   10,240
   Variation margin receivable .................................................              --                       --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .............................................................     443,034,213               99,405,334
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $106,601; $0; $0; $0; $34,934; and $0, respectively) .....................              --                       --
   Payable upon return of securities loaned ....................................       4,262,917                       --
   Payable for investments purchased ...........................................       2,686,647                       --
   Payable for fund shares redeemed ............................................         194,302                  227,940
   Payable to GEAM .............................................................         138,048                   13,118
   Variation margin payable ....................................................           3,750                    2,625
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ........................................................       7,285,664                  243,683
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................    $435,748,549              $99,161,651
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .............................................................     429,322,363              110,831,473
   Undistributed net investment income .........................................       1,373,216                  429,678
   Accumulated net realized gain (loss) ........................................     (30,682,868)             (22,329,678)
   Net unrealized appreciation/(depreciation) on:
      Investments ..............................................................      35,793,962               10,267,995
      Futures ..................................................................         (58,124)                 (37,817)
      Written options ..........................................................              --                       --
      Foreign currency related transactions ....................................              --                       --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................    $435,748,549              $99,161,651
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets ..................................................................   $ 409,754,879             $ 99,161,651
   Shares outstanding ($.001 par value; unlimited
      shares authorized) .......................................................      35,052,416                8,819,997
   Net asset value, offering and redemption
      price per share ..........................................................          $11.69                   $11.24
SERVICE CLASS:
   Net assets ..................................................................  $   25,993,670                       --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) .............................................       2,224,868                       --
   Net asset value, offering and redemption price per share ....................          $11.68                       --

                                                                                                VALUE                  SMALL-CAP
Statements of Assets                                                                           EQUITY               VALUE EQUITY
and Liabilities MARCH 31, 2005 (UNAUDITED)                                                      FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $392,064,405; $84,377,297;
      $80,922,297; $241,327,489; $496,490,463; $422,304,234; $141,727,832;
      $284,247,222; and $0, respectively) ......................................      $91,893,252                $271,627,054
   Investments in affiliated securities, at market (cost $0;
      $2,927,140; $0; $0; $0; $0; $0; $0; and $0, respectively) ................               --                          --
   Short-term Investments (at amortized cost) ..................................           55,098                  42,548,295
   Short-term affiliated investments (at amortized cost) .......................        1,262,247                   6,260,355
   Restricted cash** ...........................................................               --                          --
   Foreign currency (cost $0; $0; $0; $0; $1,821,021; $0; $35,094;
      $0; and $0, respectively) ................................................               --                          --
   Receivable for investments sold .............................................          771,800                     998,053
   Income receivables ..........................................................          153,839                     224,299
   Receivable for fund shares sold .............................................           13,667                   4,101,722
   Variation margin receivable .................................................              150                          --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .............................................................       94,150,053                 325,759,778
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $106,601; $0; $0; $0; $34,934; and $0, respectively) .....................               --                       5,475
   Payable upon return of securities loaned ....................................           55,098                  42,548,295
   Payable for investments purchased ...........................................          760,866                   1,743,386
   Payable for fund shares redeemed ............................................           45,600                       6,741
   Payable to GEAM .............................................................           42,156                     144,488
   Variation margin payable ....................................................               --                          --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ........................................................          903,720                  44,448,385
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................      $93,246,333                $281,311,393
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .............................................................       88,149,432                 250,708,679
   Undistributed net investment income .........................................          438,246                     447,434
   Accumulated net realized gain (loss) ........................................       (6,312,450)                   (245,411)
   Net unrealized appreciation/(depreciation) on:
      Investments ..............................................................       10,970,955                  30,299,565
      Futures ..................................................................              150                          --
      Written options ..........................................................               --                     101,126
      Foreign currency related transactions ....................................               --                          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................      $93,246,333                $281,311,393
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets ..................................................................     $ 93,246,333                $281,311,393
   Shares outstanding ($.001 par value; unlimited
      shares authorized) .......................................................        9,294,873                  20,845,159
   Net asset value, offering and redemption
      price per share ..........................................................           $10.03                      $13.50
SERVICE CLASS:
   Net assets ..................................................................     $         --                          --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) .............................................               --                          --
   Net asset value, offering and redemption price per share ....................               --                          --

                                                                                          INTERNATIONAL
Statements of Assets                                                                            EQUITY
and Liabilities MARCH 31, 2005 (UNAUDITED)                                                        FUND
---------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $392,064,405; $84,377,297;
      $80,922,297; $241,327,489; $496,490,463; $422,304,234; $141,727,832;
      $284,247,222; and $0, respectively) ......................................      $607,482,753
   Investments in affiliated securities, at market (cost $0;
      $2,927,140; $0; $0; $0; $0; $0; $0; and $0, respectively) ................                --
   Short-term Investments (at amortized cost) ..................................       183,700,974
   Short-term affiliated investments (at amortized cost) .......................        14,318,376
   Restricted cash** ...........................................................           669,061
   Foreign currency (cost $0; $0; $0; $0; $1,821,021; $0; $35,094;
      $0; and $0, respectively) ................................................         1,823,701
   Receivable for investments sold .............................................         4,643,899
   Income receivables ..........................................................         2,009,300
   Receivable for fund shares sold .............................................         3,325,881
   Variation margin receivable .................................................                --
---------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .............................................................       817,973,945
---------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $106,601; $0; $0; $0; $34,934; and $0, respectively) .....................                --
   Payable upon return of securities loaned ....................................       183,700,974
   Payable for investments purchased ...........................................         2,323,477
   Payable for fund shares redeemed ............................................         1,098,124
   Payable to GEAM .............................................................           306,914
   Variation margin payable ....................................................             5,075
---------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ........................................................       187,434,564
---------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................      $630,539,381
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .............................................................       617,740,957
   Undistributed net investment income .........................................         2,004,098
   Accumulated net realized gain (loss) ........................................      (100,119,974)
   Net unrealized appreciation/(depreciation) on:
      Investments ..............................................................       110,992,290
      Futures ..................................................................           (91,526)
      Written options ..........................................................                --
      Foreign currency related transactions ....................................            13,536
---------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................      $630,539,381
---------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets ..................................................................      $623,202,371
   Shares outstanding ($.001 par value; unlimited
      shares authorized) .......................................................        54,298,762
   Net asset value, offering and redemption
      price per share ..........................................................            $11.48
SERVICE CLASS:
   Net assets ..................................................................      $  7,337,010
   Shares outstanding ($.001 par value;
      unlimited shares authorized) .............................................           640,290
   Net asset value, offering and redemption price per share ....................            $11.46

                                                                                        PREMIER                  STRATEGIC
                                                                                        GROWTH                  INVESTMENT
                                                                                   EQUITY FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $392,064,405; $84,377,297;
      $80,922,297; $241,327,489; $496,490,463; $422,304,234; $141,727,832;
      $284,247,222; and $0, respectively) ......................................       $449,381,533             $148,713,212
   Investments in affiliated securities, at market
      (cost $0; $2,927,140; $0; $0; $0; $0; $0; $0;
      and $0, respectively) ....................................................                 --                       --
   Short-term Investments (at amortized cost) ..................................         20,424,696                8,615,354
   Short-term affiliated investments (at amortized cost) .......................         21,682,532                9,620,861
   Restricted cash** ...........................................................                 --                       --
   Foreign currency (cost $0; $0; $0; $0;
      $1,821,021; $0; $35,094; $0; and $0, respectively) .......................                 --                   35,099
   Receivable for investments sold .............................................          2,623,101                5,064,654
   Income receivables ..........................................................            263,263                  432,045
   Receivable for fund shares sold .............................................              1,838                2,387,325
   Variation margin receivable .................................................                 --                    1,545
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .............................................................        494,376,963              174,870,095
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $106,601; $0; $0; $0; $34,934; and $0, respectively) .....................                 --                       --
   Payable upon return of securities loaned ....................................         20,424,696                8,615,354
   Payable for investments purchased ...........................................          2,568,294               13,195,333
   Payable for fund shares redeemed ............................................             72,941                  141,000
   Payable to GEAM .............................................................            148,972                   48,818
   Variation margin payable ....................................................              2,500                       --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ........................................................         23,217,403               22,000,505
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................       $471,159,560             $152,869,590
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .............................................................        471,519,305              144,442,138
   Undistributed net investment income .........................................            625,024                  602,525
   Accumulated net realized gain (loss) ........................................        (28,023,318)                 839,060
   Net unrealized appreciation/(depreciation) on:
      Investments ..............................................................         27,077,299                6,985,380
      Futures ..................................................................            (38,750)                     375
      Written options ..........................................................                 --                       --
      Foreign currency related transactions ....................................                 --                      112
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................       $471,159,560             $152,869,590
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets ..................................................................       $353,449,876             $152,869,590
   Shares outstanding ($.001 par value; unlimited
      shares authorized) .......................................................         35,320,284               14,243,580
   Net asset value, offering and redemption
      price per share ..........................................................             $10.01                   $10.73
SERVICE CLASS:
   Net assets ..................................................................       $117,709,684                       --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) .............................................         11,793,149                       --
   Net asset value, offering and redemption
      price per share ..........................................................              $9.98                       --

                                                                                                                     MONEY
                                                                                         INCOME                     MARKET
                                                                                          FUND                        FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $392,064,405; $84,377,297;
      $80,922,297; $241,327,489; $496,490,463; $422,304,234; $141,727,832;
      $284,247,222; and $0, respectively) ......................................    $280,720,809               $         --
   Investments in affiliated securities, at market
      (cost $0; $2,927,140; $0; $0; $0; $0; $0; $0;
      and $0, respectively) ....................................................              --                          --
   Short-term Investments (at amortized cost) ..................................              --                  10,943,770
   Short-term affiliated investments (at amortized cost) .......................      15,178,417                          --
   Restricted cash** ...........................................................              --                          --
   Foreign currency (cost $0; $0; $0; $0;
      $1,821,021; $0; $35,094; $0; and $0, respectively) .......................              --                          --
   Receivable for investments sold .............................................      27,516,547                          --
   Income receivables ..........................................................       1,936,965                      48,518
   Receivable for fund shares sold .............................................          20,115                          --
   Variation margin receivable .................................................              --                          --
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .............................................................     325,372,853                  10,992,288
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Options written, at market (premium received $0; $0; $0;
      $106,601; $0; $0; $0; $34,934; and $0, respectively) .....................          34,934                          --
   Payable upon return of securities loaned ....................................      30,420,736                          --
   Payable for investments purchased ...........................................      63,768,680                          --
   Payable for fund shares redeemed ............................................          37,373                          --
   Payable to GEAM .............................................................          47,874                       2,719
   Variation margin payable ....................................................          16,320                          --
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ........................................................      94,325,917                       2,719
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................    $231,046,936                 $10,989,569
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in .............................................................     234,402,153                  10,989,800
   Undistributed net investment income .........................................         362,402                          38
   Accumulated net realized gain (loss) ........................................        (118,600)                       (269)
   Net unrealized appreciation/(depreciation) on:
      Investments ..............................................................      (3,526,413)                         --
      Futures ..................................................................         (72,606)                         --
      Written options ..........................................................              --                          --
      Foreign currency related transactions ....................................              --                          --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................    $231,046,936                 $10,989,569
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets ..................................................................    $231,046,936                $ 10,989,569
   Shares outstanding ($.001 par value; unlimited
      shares authorized) .......................................................      24,342,774                  10,989,801
   Net asset value, offering and redemption
      price per share ..........................................................           $9.49                       $1.00
SERVICE CLASS:
   Net assets ..................................................................              --                          --
   Shares outstanding ($.001 par value;
      unlimited shares authorized) .............................................              --                          --
   Net asset value, offering and redemption
      price per share ..........................................................              --                          --

*  Includes $4,179,839, $54,731, $41,675,617, $175,562,850, $19,726,644;
   $8,218,658 and $29,851,396 of securities on loan in the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, and Income Fund, respectively.

** Cash on deposit with a broker as collateral for international futures contracts.

See Notes to Financial Statements.

78 & 79

                                                                       U.S.                     S&P 500                        VALUE
Statements of Operations                                             EQUITY                       INDEX                       EQUITY
FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)                        FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends .......................................         $  4,779,955                  $1,109,002                  $1,614,597
      Dividends from affliated investments ............                   --                      40,194                          --
      Interest* .......................................                3,427                       2,055                         908
      Interest from affliated investments** ...........              100,300                      25,574                      19,040
      Less: Foreign taxes withheld ....................              (16,659)                         --                      (4,938
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................            4,867,023                   1,176,825                   1,629,607
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ................              763,110                      72,666                     258,900
      Distributors fees (Notes 4)
         Service Class ................................               31,770                          --                          --
      Trustees fees ...................................                5,431                       1,793                       2,335
      Other expenses ..................................                   16                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES .....................................              800,327                      74,459                     261,235
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................            4,066,696                   1,102,366                   1,368,372
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................            9,175,659                     885,151                   9,863,168
         Futures ......................................              (28,650)                    141,265                      39,778
         Written options ..............................                   --                          --                          --
         Foreign currency related transactions ........                   --                          --                          --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................           10,512,911                   4,019,466                  (1,713,264
         Futures ......................................              (58,200)                      1,072                      (1,013
         Written options ..............................                   --                          --                          --
         Foreign currency related transactions ........                   --                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ................................           19,601,720                   5,046,954                   8,188,669
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .................................          $23,668,416                  $6,149,320                  $9,557,041
------------------------------------------------------------------------------------------------------------------------------------

                                                                    SMALL-CAP                 INTERNATIONAL
Statements of Operations                                           VALUE EQUITY                       EQUITY
FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)                        FUND                           FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends .......................................           $  2,326,727                  $  4,617,277
      Dividends from affliated investments ............                     --                            --
      Interest* .......................................                 18,623                       161,793
      Interest from affliated investments** ...........                114,880                       185,600
      Less: Foreign taxes withheld ....................                 (1,684)                     (491,457)
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................              2,458,546                     4,473,213
-------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ................                752,916                     1,643,398
      Distributors fees (Notes 4)
         Service Class ................................                     --                         8,462
      Trustees fees ...................................                    954                         6,108
      Other expenses ..................................                     47                         2,516
-------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES .....................................                753,917                     1,660,484
-------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................              1,704,629                     2,812,729
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................                 25,635                    33,651,632
         Futures ......................................                     --                       419,968
         Written options ..............................                189,323                            --
         Foreign currency related transactions ........                     --                        10,357
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................             21,625,573                    35,599,286
         Futures ......................................                     --                       (88,264)
         Written options ..............................                101,126                            --
         Foreign currency related transactions ........                     --                        26,905
-------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ................................             21,941,657                    69,619,884
-------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .................................            $23,646,286                   $72,432,613
-------------------------------------------------------------------------------------------------------------------

                                                                    PREMIER                   STRATEGIC
Statements of Operations                                             GROWTH                  INVESTMENT
FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)                 EQUITY FUND                        FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends .............................................   $  3,934,818                 $   944,240
      Dividends from affliated investments ..................             --                          --
      Interest* .............................................          5,740                     518,117
      Interest from affliated investments** .................        248,566                     140,011
      Less: Foreign taxes withheld ..........................        (30,295)                    (23,241)
------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................      4,158,829                   1,579,127
------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ......................        866,426                     255,349
      Distributors fees (Notes 4)
         Service Class ......................................        145,658                          --
      Trustees fees .........................................          3,609                         877
      Other expenses ........................................              5                          --
------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ...........................................      1,015,698                     256,226
------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ....................................      3,143,131                   1,322,901
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................      2,539,856                   1,894,726
         Futures ............................................        659,855                       1,989
         Written options ....................................             --                          --
         Foreign currency related transactions ..............             --                       5,942
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................     17,209,878                   2,553,461
         Futures ............................................        (38,150)                      1,500
         Written options ....................................             --                          --
         Foreign currency related transactions ..............             --                      (1,248)
------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ......................................     20,371,439                   4,456,370
------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................    $23,514,570                  $5,779,271
------------------------------------------------------------------------------------------------------------------

                                                                                                            MONEY
Statements of Operations                                                INCOME                             MARKET
FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)                           FUND                               FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends .............................................    $        9,466                     $         --
      Dividends from affliated investments ..................                --                               --
      Interest* .............................................         4,574,481                          240,479
      Interest from affliated investments** .................           303,153                               --
      Less: Foreign taxes withheld ..........................                --                               --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .............................................         4,887,100                          240,479
-----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ......................           273,040                           29,003
      Distributors fees (Notes 4)
         Service Class ......................................                --                               --
      Trustees fees .........................................             4,481                            2,286
      Other expenses ........................................               323                               --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ...........................................           277,844                           31,289
-----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ....................................         4,609,256                          209,190
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................           141,181                               --
         Futures ............................................               464                               --
         Written options ....................................            31,087                               --
         Foreign currency related transactions ..............            22,864                               --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ........................................        (4,184,133)                              --
         Futures ............................................          (162,315)                              --
         Written options ....................................           (16,475)                              --
         Foreign currency related transactions ..............                --                               --
-----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
        on investments ......................................        (4,167,327)                              --
-----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................      $    441,929                         $209,190
-----------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses for the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and the Income Fund was $3,427, $908, $17,825, $151,986, $5,740, $5,376,
   and $38,375, respectively.

** Income attributable to security lending activity, net of rebate expenses for the Income Fund was $43,830.

See Notes to Financial Statements.

80 & 81

                                                                                 U.S.
                                                                               EQUITY
                                                                                 FUND
--------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                    YEAR
Statements of                                                    3/31/05                        ENDED
Changes in Net Assets                                          (UNAUDITED)                     9/30/04
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .............................      $ 4,066,696                  $  4,115,167
     Net realized gain on investments,
       futures, written options and foreign
       currency transactions ...........................        9,147,009                     4,152,452
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options and foreign
       currency translation ............................       10,454,711                    24,856,777
--------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................       23,668,416                    33,124,396
--------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................       (5,405,353)                   (3,291,565)
         Service Class .................................         (277,215)                     (187,227)
       Net realized gains
         Investment Class ..............................               --                            --
--------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................       (5,682,568)                   (3,478,792)
--------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................       17,985,848                    29,645,604
--------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................       53,555,468                    34,150,969
       Service Class ...................................        4,122,459                     5,521,639
     Value of distributions reinvested
       Investment Class ................................        5,241,625                     3,287,063
       Service Class ...................................          277,208                       187,222
     Cost of shares redeemed
       Investment Class ................................      (11,859,387)                  (21,864,145)
       Service Class ...................................       (3,987,705)                   (5,395,153)
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................       47,349,668                    15,887,595
     Contribution of Capital (Note 2) ..................               --                            --
--------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............       65,335,516                    45,533,199
NET ASSETS
   Beginning of period .................................      370,413,033                   324,879,834
--------------------------------------------------------------------------------------------------------------
   End of period .......................................     $435,748,549                  $370,413,033
--------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................     $  1,373,216                  $  2,989,088
--------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................        4,533,381                     3,055,012
     Issued for distribution reinvested ................          441,586                       304,358
     Shares redeemed ...................................       (1,009,719)                   (1,972,126)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................        3,965,248                     1,387,244
--------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .......................................          353,046                       497,966
     Issued for distribution reinvested ................           23,354                        17,335
     Shares redeemed ...................................         (342,720)                     (488,347)
--------------------------------------------------------------------------------------------------------------
Net increase in fund shares ............................           33,680                        26,954
--------------------------------------------------------------------------------------------------------------

                                                                                 S&P 500
Statements of                                                                      INDEX
Changes in Net Assets                                                               FUND
--------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                YEAR
                                                                       3/31/05                    ENDED
                                                                    (UNAUDITED)                 9/30/04
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .............................          $  1,102,366              $  1,377,880
     Net realized gain on investments,
       futures, written options and foreign
       currency transactions ...........................             1,026,416                   839,848
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options and foreign
       currency translation ............................             4,020,538                 8,488,360
--------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................             6,149,320                10,706,088
--------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................            (1,677,161)               (1,417,623)
         Service Class .................................                    --                        --
       Net realized gains
         Investment Class ..............................                    --                        --
--------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................            (1,677,161)               (1,417,623)
--------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................             4,472,159                 9,288,465
--------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................            19,005,095                32,243,696
       Service Class ...................................                    --                        --
     Value of distributions reinvested
       Investment Class ................................             1,677,172                 1,417,628
       Service Class ...................................                    --                        --
     Cost of shares redeemed
       Investment Class ................................           (17,621,066)              (32,928,099)
       Service Class ...................................                    --                        --
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................             3,061,201                   733,225
     Contribution of Capital (Note 2) ..................                                           5,295
--------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............             7,533,360                10,026,985
NET ASSETS
   Beginning of period .................................            91,628,291                81,601,306
--------------------------------------------------------------------------------------------------------------
   End of period .......................................           $99,161,651               $91,628,291
--------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................           $   429,678              $  1,004,473
--------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................             1,687,315                 3,052,282
     Issued for distribution reinvested ................               146,222                   138,847
     Shares redeemed ...................................            (1,570,150)               (3,147,852)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................               263,387                    43,277
--------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .......................................                    --                        --
     Issued for distribution reinvested ................                    --                        --
     Shares redeemed ...................................                    --                        --
--------------------------------------------------------------------------------------------------------------
Net increase in fund shares ............................                    --                        --
--------------------------------------------------------------------------------------------------------------

                                                                                VALUE
Statements of                                                                  EQUITY
Changes in Net Assets                                                            FUND
------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                   YEAR
                                                                  3/31/05                       ENDED
                                                                (UNAUDITED)                    9/30/04
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .............................      $  1,368,372                 $  1,999,172
     Net realized gain on investments,
       futures, written options and foreign
       currency transactions ...........................         9,902,946                    4,053,421
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options and foreign
       currency translation ............................        (1,714,277)                  11,863,650
------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................         9,557,041                   17,916,243
------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..............................        (2,285,064)                  (1,909,228)
         Service Class .................................                --                           --
       Net realized gains
         Investment Class ..............................                --                           --
------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................        (2,285,064)                  (1,909,228)
------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...............................         7,271,977                   16,007,015
------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ................................         3,336,344                   24,782,521
       Service Class ...................................                --                           --
     Value of distributions reinvested
       Investment Class ................................         2,277,459                    1,904,830
       Service Class ...................................                --                           --
     Cost of shares redeemed
       Investment Class ................................       (53,938,391)                 (34,975,080)
       Service Class ...................................                --                           --
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .............................       (48,324,588)                  (8,287,729)
     Contribution of Capital (Note 2) ..................                --                           --
------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............       (41,052,611)                   7,719,286
NET ASSETS
   Beginning of period .................................       134,298,944                  126,579,658
------------------------------------------------------------------------------------------------------------
   End of period .......................................       $93,246,333                 $134,298,944
------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .......................................       $   438,246                 $  1,354,938
------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .......................................           340,308                    2,784,032
     Issued for distribution reinvested ................           226,388                      210,014
     Shares redeemed ...................................        (5,397,189)                  (3,769,947)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................        (4,830,493)                    (775,901)
------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold .......................................                --                           --
     Issued for distribution reinvested ................                --                           --
     Shares redeemed ...................................                --                           --
------------------------------------------------------------------------------------------------------------
Net increase in fund shares ............................                --                           --
------------------------------------------------------------------------------------------------------------

Statements of                                                         SMALL-CAP
Changes in Net Assets                                              VALUE EQUITY
                                                                           FUND
------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  YEAR
                                                           3/31/05                      ENDED
                                                         (UNAUDITED)                   9/30/04
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .........................   $  1,704,629                $   486,987
     Net realized gain on investments,
       futures, written options and foreign
       currency transactions .......................        214,958                 12,677,991
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options and foreign
       currency translation ........................     21,726,699                  4,523,683
------------------------------------------------------------------------------------------------------------
     Net increase from operations ..................     23,646,286                 17,688,661
------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..........................     (1,551,910)                  (320,035)
         Service Class .............................             --                         --
       Net realized gains
         Investment Class ..........................    (12,515,812)                  (594,961)
------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................    (14,067,722)                  (914,996)
------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...........................      9,578,564                 16,773,665
------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ............................     66,890,166                130,494,560
       Service Class ...............................             --                         --
     Value of distributions reinvested
       Investment Class ............................     14,067,736                    915,024
       Service Class ...............................             --                         --
     Cost of shares redeemed
       Investment Class ............................    (15,552,012)               (40,319,538)
       Service Class ...............................             --                         --
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .........................     65,405,890                91,090,046
     Contribution of Capital (Note 2) ..............             --                         --
------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........     74,984,454                107,863,711
NET ASSETS
   Beginning of period .............................    206,326,939                98,463,228
------------------------------------------------------------------------------------------------------------
   End of period ...................................   $281,311,393               $206,326,939
------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...................................   $    447,434                   $294,714
------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...................................      4,933,205                 10,221,650
     Issued for distribution reinvested ............      1,040,513                     76,316
     Shares redeemed ...............................     (1,155,079)                (3,230,284)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .............      4,818,639                  7,067,682
------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...................................             --                         --
     Issued for distribution reinvested ............             --                         --
     Shares redeemed ...............................             --                         --
------------------------------------------------------------------------------------------------------------
Net increase in fund shares ........................             --                         --
------------------------------------------------------------------------------------------------------------

Statements of                                                  INTERNATIONAL
Changes in Net Assets                                                EQUITY
                                                                       FUND
------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                YEAR
                                                          3/31/05                    ENDED
                                                        (UNAUDITED)                 9/30/04
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .........................  $  2,812,729              $  7,935,878
     Net realized gain on investments,
       futures, written options and foreign
       currency transactions .......................    34,081,957                15,751,557
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options and foreign
       currency translation ........................    35,537,927                56,110,616
------------------------------------------------------------------------------------------------
     Net increase from operations ..................    72,432,613                79,798,051
------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..........................    (8,151,407)               (5,338,325)
         Service Class .............................       (81,394)                  (56,641)
       Net realized gains
         Investment Class ..........................            --                        --
------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................    (8,232,801)               (5,394,966)
------------------------------------------------------------------------------------------------
     Increase in net assets from operations
       and distributions ...........................    64,199,812                74,403,085
------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ............................    81,638,772               162,728,213
       Service Class ...............................       772,309                 1,478,998
     Value of distributions reinvested
       Investment Class ............................     7,629,405                 5,104,295
       Service Class ...............................        81,393                    56,641
     Cost of shares redeemed
       Investment Class ............................   (41,357,398)              (79,476,274)
       Service Class ...............................      (315,763)                 (676,549)
------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .........................    48,448,718                89,215,324
     Contribution of Capital (Note 2) ..............            --                        --
------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........   112,648,530               163,618,409
NET ASSETS
   Beginning of period .............................   517,890,851               354,272,442
------------------------------------------------------------------------------------------------
   End of period ...................................  $630,539,381              $517,890,851
------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...................................  $  2,004,098              $  7,424,170
------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...................................     7,254,129                16,537,553
     Issued for distribution reinvested ............       683,026                   537,860
     Shares redeemed ...............................    (3,741,286)               (8,066,891)
------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .............     4,195,869                 9,008,522
------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...................................        69,018                   150,496
     Issued for distribution reinvested ............         7,293                     5,975
     Shares redeemed ...............................       (28,063)                  (69,093)
------------------------------------------------------------------------------------------------
Net increase in fund shares ........................        48,248                    87,378
------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

82 & 83

                                                                                     PREMIER
Statements of                                                                         GROWTH
Changes in Net Assets                                                            EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                     YEAR
                                                                   3/31/05                         ENDED
                                                                 (UNAUDITED)                      9/30/04
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .................................  $  3,143,131                     $  1,817,104
     Net realized gain on investments, futures,
       written options and foreign currency transactions ...     3,199,711                        3,260,565
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options, foreign
       currency translation ................................    17,171,728                        6,162,729
--------------------------------------------------------------------------------------------------------------------
     Net increase from operations ..........................    23,514,570                       11,240,398
--------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..................................    (3,039,840)                      (1,044,463)
         Service Class .....................................      (835,873)                         (31,904)
       Net realized gains
         Investment Class ..................................            --                               --
--------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................................    (3,875,713)                      (1,076,367)
--------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions ...................................    19,638,857                       10,164,031
--------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ....................................    32,936,147                      141,912,142
       Service Class .......................................    11,516,796                      102,186,514
     Value of distributions reinvested
       Investment Class ....................................     2,843,636                          996,353
       Service Class .......................................       835,851                           31,904
     Cost of shares redeemed
       Investment Class ....................................   (32,761,475)                     (37,649,203)
       Service Class .......................................    (8,386,149)                      (4,323,043)
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .................................     6,984,806                      203,154,667
--------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................    26,623,663                      213,318,698
NET ASSETS
   Beginning of period .....................................   444,535,897                      231,217,199
--------------------------------------------------------------------------------------------------------------------
   End of period ...........................................  $471,159,560                     $444,535,897
--------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...........................................  $    625,024                     $  1,357,606
--------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...........................................     3,322,158                       14,492,516
     Issued for distribution reinvested ....................       272,379                          104,659
     Shares redeemed .......................................    (3,247,778)                      (3,862,842)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................       346,759                       10,734,333
--------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...........................................     1,142,719                       10,459,172
     Issued for distribution reinvested ....................        80,216                            3,351
     Shares redeemed .......................................      (829,491)                        (451,270)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................       393,444                       10,011,253
--------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

                                                                                   STRATEGIC
Statements of                                                                      INVESTMENT
Changes in Net Assets                                                                   FUND
--------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                      YEAR
                                                                    3/31/05                          ENDED
                                                                  (UNAUDITED)                       9/30/04
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .................................     $ 1,322,901                    $  1,454,565
     Net realized gain on investments, futures,
       written options and foreign currency transactions ...       1,902,657                       1,943,691
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options, foreign
       currency translation ................................       2,553,713                       2,099,778
--------------------------------------------------------------------------------------------------------------------
     Net increase from operations ..........................       5,779,271                       5,498,034
--------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..................................      (1,899,761)                       (838,685)
         Service Class .....................................              --                              --
       Net realized gains
         Investment Class ..................................      (1,785,690)                             --
--------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................................      (3,685,451)                       (838,685)
--------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions ...................................       2,093,820                       4,659,349
--------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ....................................      45,360,687                      58,388,335
       Service Class .......................................              --                              --
     Value of distributions reinvested
       Investment Class ....................................       3,685,472                         838,720
       Service Class .......................................              --                              --
     Cost of shares redeemed
       Investment Class ....................................     (11,230,763)                    (15,189,147)
       Service Class .......................................              --                              --
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .................................      37,815,396                      44,037,908
--------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................      39,909,216                      48,697,257
NET ASSETS
   Beginning of period .....................................     112,960,374                      64,263,117
--------------------------------------------------------------------------------------------------------------------
   End of period ...........................................    $152,869,590                    $112,960,374
--------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...........................................    $    602,525                    $  1,179,385
--------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...........................................       4,146,668                       5,605,760
     Issued for distribution reinvested ....................         337,189                          82,470
     Shares redeemed .......................................      (1,036,166)                     (1,460,787)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................       3,447,691                       4,227,443
--------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...........................................              --                              --
     Issued for distribution reinvested ....................              --                              --
     Shares redeemed .......................................              --                              --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................              --                              --
--------------------------------------------------------------------------------------------------------------------


Statements of                                                                      INCOME
Changes in Net Assets                                                               FUND
------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                  YEAR
                                                                   3/31/05                      ENDED
                                                                 (UNAUDITED)                   9/30/04
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .................................   $ 4,609,256                  $ 8,427,507
     Net realized gain on investments, futures,
       written options and foreign currency transactions ...       195,596                    4,956,361
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options, foreign
       currency translation ................................    (4,362,923)                  (5,309,785)
------------------------------------------------------------------------------------------------------------
     Net increase from operations ..........................       441,929                    8,074,083
------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..................................    (4,568,822)                  (8,505,398)
         Service Class .....................................            --                           --
       Net realized gains
         Investment Class ..................................    (4,979,545)                  (3,507,085)
------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................................    (9,548,367)                 (12,012,483)
------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions ...................................    (9,106,438)                  (3,938,400)
------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ....................................    14,774,486                   27,097,678
       Service Class .......................................            --                           --
     Value of distributions reinvested
       Investment Class ....................................     9,548,366                   11,915,663
       Service Class .......................................            --                           --
     Cost of shares redeemed
       Investment Class ....................................    (6,283,406)                 (36,694,443)
       Service Class .......................................            --                           --
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .................................    18,039,446                    2,318,898
------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................     8,933,008                   (1,619,502)
NET ASSETS
   Beginning of period .....................................   222,113,928                  223,733,430
------------------------------------------------------------------------------------------------------------
   End of period ...........................................  $231,046,936                 $222,113,928
------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...........................................  $    362,402                 $    321,968
------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...........................................     1,510,189                    2,767,859
     Issued for distribution reinvested ....................       987,446                    1,209,178
     Shares redeemed .......................................      (652,219)                  (3,673,135)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................     1,845,416                      303,902
------------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...........................................            --                           --
     Issued for distribution reinvested ....................            --                           --
     Shares redeemed .......................................            --                           --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................            --                           --
------------------------------------------------------------------------------------------------------------

                                                                                MONEY
Statements of                                                                   MARKET
Changes in Net Assets                                                            FUND
-----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                  YEAR
                                                                   3/31/05                      ENDED
                                                                 (UNAUDITED)                   9/30/04
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .................................    $  209,190                  $   710,017
     Net realized gain on investments, futures,
       written options and foreign currency transactions ...            --                           --
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written, options, foreign
       currency translation ................................            --                           --
-----------------------------------------------------------------------------------------------------------
     Net increase from operations ..........................       209,190                      710,017
-----------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..................................      (209,190)                    (710,017)
         Service Class .....................................            --                           --
       Net realized gains
         Investment Class ..................................            --                           --
-----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................................      (209,190)                    (710,017)
-----------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations
       and distributions ...................................            --                           --
-----------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ....................................     2,069,245                   25,844,600
       Service Class .......................................            --                           --
     Value of distributions reinvested
       Investment Class ....................................       158,213                      704,439
       Service Class .......................................            --                           --
     Cost of shares redeemed
       Investment Class ....................................   (55,209,748)                 (45,770,831)
       Service Class .......................................            --                           --
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions .................................   (52,982,290)                 (19,221,792)
-----------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .................   (52,982,290)                 (19,221,792)
NET ASSETS
   Beginning of period .....................................    63,971,859                   83,193,651
-----------------------------------------------------------------------------------------------------------
   End of period ...........................................   $10,989,569                 $ 63,971,859
-----------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...........................................    $       38                $        --
-----------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...........................................     2,069,246                   25,844,600
     Issued for distribution reinvested ....................       158,213                      704,439
     Shares redeemed .......................................   (55,209,748)                 (45,770,831)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................   (52,982,289)                 (19,221,792)
-----------------------------------------------------------------------------------------------------------
   SERVICE CLASS:
     Shares sold ...........................................            --                           --
     Issued for distribution reinvested ....................            --                           --
     Shares redeemed .......................................            --                           --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................            --                           --
-----------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


1.  ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of eleven investment funds (each a "Fund" and collectively the "Funds") although only the following nine are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds are presently authorized to issue two classes of shares -- the Investment Class and the Service Class. As of March 31, 2005, the following Funds had two share classes active: U.S. Equity Fund, International Equity Fund and Premier Growth Equity Fund. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At March 31, 2005, information on the tax cost of investments is as follows:

                                                                                                        Net Tax Unrealized
                                                                                                          Appreciation/
                                         Cost of Investments  Gross Tax Unrealized Gross Tax Unrealized  (Depreciation) on
                                          for Tax Purposes        Appreciation         Depreciation         Investments
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                             $412,817,275         $ 40,643,828         $(13,153,075)        $ 27,490,753
S&P 500 Index Fund                             91,274,896           13,505,142           (5,194,284)           8,310,858
Value Equity Fund                              84,727,059           10,326,439           (1,842,901)           8,483,538
Small-Cap Value Equity Fund                   290,396,762           37,324,729           (7,285,786)          30,038,943
International Equity Fund                     699,505,601          110,359,878           (4,363,376)         105,996,502
Premier Growth Equity Fund                    471,596,785           35,499,789          (15,607,813)          19,891,976
Income Fund                                   299,502,276            1,174,993           (4,778,043)          (3,603,050)
Strategic Investment Fund                     160,942,851            9,532,107           (3,525,531)           6,006,576

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2004, Value Equity Fund, Strategic Investment Fund and Money Market Fund utilized capital loss carryovers in the amounts of $100,887; $58,822 and $64, respectively.

Fund                                                             Amount                                       Expires
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                             $ 9,267,908                                      09/30/10
                                                              17,088,947                                      09/30/11
                                                               5,169,737                                      09/30/12

S&P 500 Index Fund                                            10,134,125                                      09/30/10
                                                               6,423,606                                      09/30/11
                                                               4,880,115                                      09/30/12

Value Equity Fund                                                300,786                                      09/30/09
                                                               7,672,281                                      09/30/10
                                                               5,753,749                                      09/30/11

International Equity Fund                                        831,308                                      09/30/09
                                                              35,780,923                                      09/30/10
                                                              62,815,876                                      09/30/11
                                                              29,781,298                                      09/30/12

Premier Growth Equity Fund                                     4,694,592                                      09/30/10
                                                              16,625,768                                      09/30/11
                                                               2,717,946                                      09/30/12

Money Market Fund                                                      7                                      09/30/09
                                                                       3                                      09/30/10
                                                                     195                                      09/30/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

Fund                                                             Capital                                      Currency
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                  $--                                       $       --
S&P 500 Index Fund                                                 --                                               --
Value Equity Fund                                                  --                                               --
Small-Cap Value Equity Fund                                        --                                               --
International Equity Fund                                          --                                           25,020
Premier Growth Equity Fund                                         --                                               --
Strategic Investment Fund                                          --                                              506
Income Fund                                                        --                                               --
Money Market Fund                                                  64                                               --

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


The tax composition of distributions paid during the years ended September 30, 2004 and September 30, 2003 were as follows:

                                              Year ended September 30, 2004                Year ended September 30, 2003
                                         -----------------------------------------  -----------------------------------------
                                           Ordinary                  Long-Term         Ordinary                  Long-Term
                                            Income                 Capital Gains        Income                 Capital Gains
-----------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                         $ 3,478,792                $      --        $  2,546,122            $         --
S&P 500 Index Fund                         1,417,623                       --             903,178                      --
Value Equity Fund                          1,909,228                       --           1,587,755                      --
Small-Cap Value Equity Fund                  914,996                       --              98,336                  528,494
International Equity Fund                  5,394,966                       --           4,615,522                      --
Premier Growth Equity Fund                 1,076,367                       --             443,537                      --
Strategic Investment Fund                    838,685                       --             697,753                      --
Income Fund                               10,441,275                 1,571,208         12,006,049                  367,732
Money Market Fund                            710,017                       --           1,289,454                      --


DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

CONTRIBUTION OF CAPITAL During the year ended September 30, 2004, the S&P 500 Index Fund had received a contribution of capital for the reimbursment of certain trading cost and other expenses incurred by the Funds.

 3. LINE OF CREDIT

Effective December 15, 2004, and expiring December 14, 2005, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Trust during the period ended March 31, 2005. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

4. FEES AND COMPENSATION PAID TO AFFILIATES

Advisory and Administration Fees Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:


                                                                 Average Daily                              Advisory and
                                                              Net Assets of Fund                        Administration Fees*
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                               First $25 million                                .55%
Value Equity Fund                                               Next $25 million                                .45%
Premier Growth Equity Fund                                      Over $50 million                                .35%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                                    All Assets                                .15%
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                                    First $25 million                                .70%
                                                                Next $25 million                                .65%
                                                                Over $50 million                                .60%
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                      First $25 million                                .75%
                                                                Next $50 million                                .65%
                                                                Over $75 million                                .55%
---------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                                      First $25 million                                .45%
                                                                Next $25 million                                .40%
                                                                Over $50 million                                .35%
---------------------------------------------------------------------------------------------------------------------------
Income Fund                                                   First $25 million                                 .35%
                                                               Next $25 million                                 .30%
                                                               Next $50 million                                 .25%
                                                              Over $100 million                                 .20%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                              First $25 million                                .25%
                                                                Next $25 million                                .20%
                                                                Next $50 million                                .15%
                                                               Over $100 million                                .10%

* From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL

    The Board of Trustees, including the independent trustees, of the GE Institutional Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004. The Board, including the independent trustees, also at that meeting unanimously approved the sub-advisory agreements between Palisade Capital Management, L.L.C. and GEAM on behalf of the Institutional Small-Cap Value Equity Fund and between SSgA Funds Management and GEAM on behalf of the Institutional S&P 500 Index Fund.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM and the sub-advisers at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the Funds' advisory agreements and the related sub-advisory agreements for the Institutional Small-Cap Value Equity and S&P 500 Index Funds, the independent trustees reviewed the proposed continuance of the agreements with management of GEAM and with experienced legal counsel who is independent of GEAM and the Funds. That legal counsel prepared a memorandum discussing the legal standards for their consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM or the sub-advisers were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed the services provided by GEAM and each of the sub-advisers, and the independent trustees concurred that GEAM and the sub-advisers provide high quality advisory and administrative services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. The independent trustees specifically considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the processes used for selecting investments, selecting brokers and for compliance activities, and the quality of the investment professionals employed by GEAM. The Board also recognized GEAM's responsibility for supervising the sub-advisers' services. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM and, where relevant, representatives of the sub-advisers, discussed in detail their investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


COSTS OF SERVICES PROVIDED AND PROFITABILITY

At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business. The trustees also noted the unitary fee structure and that various operating expenses paid by GEAM affect the profitability of these Funds to GEAM.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees reviewed comparative fee information for each sub-adviser, as well as an analysis of the profitability to the sub-adviser of the sub-advisory agreement, and did not find the subadvisory fees to be excessive on the basis of this information.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. They also did not disagree with GEAM's assertion that, due to the unitary nature of GEAM's fee structure, which means that it includes most of the operating expenses of each Fund, GEAM is sharing benefits it derives from larger asset sizes, because it is not passing along these operating expenses that are typically borne by mutual funds. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through lower fees and through subsidies of operating expenses). The Board reviewed the applicable fee breakpoints and concluded that no changes were needed.

FALL-OUT FINANCIAL BENEFITS

The Board and the independent trustees considered other actual and potential financial benefits to GEAM and the sub-advisers in concluding that the contractual advisory and sub-advisory fees are reasonable for the Funds. An example of those benefits would be the soft dollars generated by portfolio transactions by the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION

The Board and the independent trustees separately concluded that the renewal of each advisory and sub-advisory agreement was in the best interest of the shareholders of each affected Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number and duration of the lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program. For the period ended March 31, 2005, the Income Fund paid $319,065 to GEAM. GEAM paid fee received to third-party brokers.

5.  SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, effective May 1, 2001, SSgA Funds Management, Inc., ("SSgA"), is the Sub-Adviser to the S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund) and Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund.

SSgA and Palisade are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays SSgA and Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2005, were as follows:

                                               Purchases                               Sales
------------------------------------------------------------------------------------------------
U.S. Equity Fund                              $109,208,489                        $  62,694,504
S&P 500 Index Fund                               9,997,984                            5,904,418
Value Equity Fund                               19,446,849                           67,843,742
Small-Cap Value Equity Fund                    110,584,750                           53,773,523
International Equity Fund                      174,670,870                          141,792,909
Premier Growth Equity Fund                      62,072,283                           61,569,964
Strategic Investment Fund                      127,170,858                           91,789,765
Income Fund                                    466,970,592                          426,338,192

Notes to Financial Statements                         March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


OPTIONS During the period ended March 31, 2005, the following option contracts were written:

                                                       Income Fund                            Small-Cap Value Equity
                                         --------------------------------------      --------------------------------------
                                           Number of Contracts        Premium          Number of Contracts         Premium
---------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2004                    168             $  40,100                    --                $     --
Written                                             945               222,863                   958                 295,924
Closed and Expired                                 (945)             (228,029)                 (593)               (189,323)
---------------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2005                        168               $34,934                   365                $106,601
---------------------------------------------------------------------------------------------------------------------------


SWAP AGREEMENTS There were no open swap transactions held by the Funds as of March 31, 2005.

SECURITY LENDING At March 31, 2005, the following Funds participated in securities lending:

                                                                   Loaned securities
                                                              (including accrued interest)                  Collateral
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                      $   4,179,839                       $   4,280,904
Value Equity Fund                                                            54,731                              57,394
Small-Cap Value Equity Fund                                              41,675,617                          42,855,028
International Equity Fund                                               175,562,850                         184,516,117
Premier Growth Equity Fund                                               19,726,644                          20,239,142
Strategic Investment Fund                                                 8,218,658                           8,639,302
Income Fund                                                              29,851,396                          30,420,736

7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2005 are:

                                                       5% or Greater Shareholders
                                        ---------------------------------------------------------
                                                                                 % of                   % of Fund Held
                                                   Number                      Fund Held               by GE Affiliates*
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                      2                             27%                        14%
Value Equity Fund                                     4                             63%                         0%
Small-Cap Value Equity Fund                           1                             89%                        89%
International Equity Fund                             1                             55%                        55%
Premier Growth Equity Fund                            2                             17%                         0%
Strategic Investment Fund                             3                             85%                        79%
Income Fund                                           1                              6%                         6%
Money Market Fund                                     1                             39%                        39%

Investment activities of these shareholders could have a material impact on these Funds.

* Included in the 5% or Greater Shareholders percentage.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

CUSTODIAN
State Street Bank & Trust Company

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

102


ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INSTITUTIONAL FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 07, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  June 07, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  June 07, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.